                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Robert H. Nelson     800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2003
                        --------------------------
Date of reporting period: March 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2003
SEMIANNUAL REPORT

STOCK FUNDS

OUR STRENGTH

WE ARE A PERFORMANCE-DRIVEN, INDEPENDENT-STYLE FIRM, BACKED BY THE RESOURCES AND STABILITY OF A LEADING FINANCIAL ORGANIZATION.

OUR GOAL

SUPERIOR LONG-TERM PERFORMANCE.

OUR PLEDGE

WE TAILOR OUR APPROACH TO YOUR INVESTMENT NEEDS AND MEASURE OUR PERFORMANCE AGAINST YOUR GOALS.

[GRAPHIC]

FIRST AMERICAN FUNDS

ON THE COVER
OUR CORPORATE CONSTITUTION

THIS STATEMENT IS DESIGNED TO CAPTURE THE CHARACTER AND AMBITION OF OUR FIRM. WE ARE FOUNDED ON STRENGTH, FOCUSED ON OUR GOAL, AND COMMITTED TO OUR PLEDGE.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH-CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.

[SIDENOTE]

OUR FUND FAMILY

-   HIGHER RISK AND RETURN POTENTIAL

-   SECTOR FUNDS

     - REAL ESTATE SECURITIES

     - TECHNOLOGY

-   INTERNATIONAL FUND

     - INTERNATIONAL

-   SMALL CAP FUNDS

     - SMALL CAP GROWTH OPPORTUNITIES

     - SMALL CAP SELECT

     - SMALL CAP VALUE

-   MID CAP FUNDS

     - MID CAP GROWTH OPPORTUNITIES

     - MID CAP VALUE

-   LARGE CAP FUNDS

     - LARGE CAP GROWTH OPPORTUNITIES

     - LARGE CAP SELECT

     - LARGE CAP VALUE

-   GROWTH & INCOME FUNDS

     - BALANCED

     - EQUITY INCOME

    INDEX FUNDS

    ASSET ALLOCATION FUNDS

    BOND FUNDS

    TAX FREE BOND FUNDS

    MONEY MARKET FUNDS

-   LOWER RISK AND RETURN POTENTIAL

Fund categories are presented according to risk and return potential. Funds within each category are listed in alphabetical order.

MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Funds Investor Services at 800.677.FUND or visit firstamericanfunds.com.

[SIDENOTE]

TABLE OF CONTENTS

SECTOR FUNDS

    Schedule of Investments                   2
    Statements of Assets and Liabilities      6
    Statements of Operations                  7
    Statements of Changes in Net Assets       8
    Financial Highlights                     10
INTERNATIONAL FUND
    Schedule of Investments                  12
    Statement of Assets and Liabilities      15
    Statement of Operations                  16
    Statements of Changes in Net Assets      17
    Financial Highlights                     18
SMALL CAP FUNDS
    Schedule of Investments                  20
    Statements of Assets and Liabilities     28
    Statements of Operations                 29
    Statements of Changes in Net Assets      30
    Financial Highlights                     32
MID CAP FUNDS
    Schedule of Investments                  37
    Statements of Assets and Liabilities     41
    Statements of Operations                 42
    Statements of Changes in Net Assets      43
    Financial Highlights                     44
LARGE CAP FUNDS
    Schedule of Investments                  46
    Statements of Assets and Liabilities     53
    Statements of Operations                 54
    Statements of Changes in Net Assets      55
    Financial Highlights                     56
GROWTH & INCOME FUNDS
    Schedule of Investments                  60
    Statements of Assets and Liabilities     70
    Statements of Operations                 71
    Statements of Changes in Net Assets      72
    Financial Highlights                     74

Notes to Financial Statements                76

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

REAL ESTATE SECURITIES FUND

DESCRIPTION                                                                      SHARES      VALUE (000)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
REAL ESTATE INVESTMENT TRUSTS - 95.5%
DIVERSIFIED - 8.4%
Cousins Properties                                                               61,900     $      1,600
Rouse (A)                                                                       176,800            6,108
St. Joe                                                                          43,900            1,194
Vornado Realty Trust                                                            110,100            3,942
                                                                                            ------------
                                                                                                  12,844
                                                                                            ------------
FINANCIAL SERVICES - 0.4%
Newcastle Investment (C) (D)                                                     35,000              545
                                                                                            ------------
HOTELS - 4.3%
Hilton Hotels                                                                   126,000            1,463
Hospitality Properties Trust                                                     65,650            2,006
Innkeepers USA Trust                                                             83,200              541
Lasalle Hotel Properties                                                        107,300            1,282
Starwood Hotels & Resorts Worldwide                                              55,400            1,318
                                                                                            ------------
                                                                                                   6,610
                                                                                            ------------
OFFICE/INDUSTRIAL - 36.3%
Alexandria Real Estate Equities                                                  69,400            2,918
Arden Realty                                                                      6,700              152
Boston Properties                                                               154,200            5,844
Brookfield Properties                                                            76,500            1,503
CarrAmerica Realty Trust                                                         66,350            1,682
Centerpoint Properties Trust (A)                                                 50,000            2,890
Duke Realty Investments                                                         124,900            3,370
Eastgroup Properties                                                             29,300              749
Equity Office Properties Trust                                                  231,123            5,882
HRPT Properties Trust                                                           171,400            1,459
Keystone Property Trust                                                         132,700            2,282
Kilroy Realty                                                                    69,400            1,534
Liberty Property Trust (A)                                                       92,950            2,909
Mission West Properties                                                          45,800              431
Parkway Properties                                                              102,700            3,870
Prentiss Properties Trust                                                       122,600            3,322
Prologis                                                                        284,200            7,196
PS Business Parks                                                                71,000            2,112
Reckson Associates Realty (A)                                                    71,600            1,346
SL Green Realty (A)                                                             130,300            3,982
                                                                                            ------------
                                                                                                  55,433
                                                                                            ------------
RESIDENTIAL - 14.7%
Apartment Investment & Management (A)                                            98,100            3,579
Boardwalk Equities                                                              144,600            1,434
Camden Property Trust                                                            22,300              723
Equity Residential Properties Trust (A)                                         142,800            3,437
Essex Property Trust                                                            111,700            5,836
Home Properties of New York (A)                                                  93,900            3,117
Manufactured Home Communities                                                    51,700            1,530
Sun Communities                                                                  41,300            1,479
United Dominion Realty Trust                                                     85,000            1,358
                                                                                            ------------
                                                                                                  22,493
                                                                                            ------------
RETAIL/MALLS - 25.9%
CBL & Associates Properties                                                     111,500            4,526
Chelsea Property Group                                                          149,100            5,554
Developers Diversified                                                          123,203            2,975
Equity One (A)                                                                  139,800            2,138
Federal Realty Investment Trust                                                  51,100            1,552

DESCRIPTION                                                            SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------------------------------
General Growth Properties (A)                                                   115,200     $      6,215
Kimco Realty                                                                    108,655            3,816
Mid-Atlantic Realty Trust                                                        43,000              784
Mills                                                                            88,300            2,755
Pan Pacific Retail Properties                                                    52,500            1,987
Simon Property Group (A)                                                        160,940            5,767
Taubman Centers                                                                  50,000              852
Urstadt Biddle Properties                                                        50,000              599
                                                                                            ------------
                                                                                                  39,520
                                                                                            ------------
SELF STORAGE - 2.5%
Public Storage                                                                  124,700            3,778
                                                                                            ------------

SPECIALTY REAL ESTATE - 3.0%
Capital Automotive                                                              123,100            3,070
Entertainment Properties Trust                                                   59,900            1,587
                                                                                            ------------
                                                                                                   4,657
                                                                                            ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                              145,880
                                                                                            ------------
TOTAL COMMON STOCKS                                                                              145,880
                                                                                            ------------
PREFERRED STOCKS - 0.5%
Beacon Capital Partnership* (C)                                                  33,750              384
Wyndham International* (C)                                                        1,927              193
Wyndham Voting Trust* (C)                                                         1,103              110
                                                                                            ------------
TOTAL PREFERRED STOCKS                                                                               687
                                                                                            ------------

RELATED PARTY MONEY MARKET FUND - 2.0%
First American Prime Obligations Fund, ClY (B)                                3,078,443            3,079
                                                                                            ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                                              3,079
                                                                                            ------------
INVESTMENTS PURCHASED WITH CASH
   PROCEEDS FROM SECURITIES LENDING - 22.2%
COMMERCIAL PAPER - 3.2%
CS First Boston
   1.638%, 12/01/03                                                        $        595              595
Danske Bank
   1.508%, 12/22/03                                                                 595              595
Goldman Sachs
   1.518%, 08/28/03                                                                 774              774
Morgan Stanley
   1.518%, 06/17/03                                                                 297              297
   1.518%, 07/08/03                                                                 214              214
   1.518%, 09/22/03                                                                 298              298
Orchard Park
   1.475%, 01/06/04                                                                 595              595
UBS Financial
   1.390%, 04/01/03                                                               1,488            1,488
                                                                                            ------------
TOTAL COMMERCIAL PAPER                                                                             4,856
                                                                                            ------------
CORPORATE OBLIGATIONS - 2.4%
CS First Boston
   1.760%, 04/11/03                                                                 595              595
Deutsche Bank
   1.470%, 03/22/03                                                                 297              297
 1.580%, 12/31/03                                                                   238              238
General Electric Capital Corporation
   1.355%, 07/09/07                                                                 298              298

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                            SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------------------------------
Merrill Lynch
   1.538%, 05/05/03                                                        $        506     $        506
Monet Trust
   1.360%, 12/28/03                                                                 595              595
SMM Trust 2002-M
   1.320%, 09/23/03                                                                 595              595
URI Trust
   1.329%, 09/18/03                                                                 595              595
                                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                                        3,719
                                                                                            ------------
MONEY MARKET FUNDS - 2.1%
AIM Liquid Assets Portfolio                                                   1,011,678            1,012
Dreyfus Cash Manage Plus Fund                                                    59,510               60
Evergreen Institutional Money Market Fund                                       208,287              208
HSBC Investor Money Market Fund - Cl I                                          178,531              178
Merrill Lynch Premier Institutional Fund                                      1,152,630            1,153
Merrimac Cash Series Fund                                                       178,531              178
One Group Institutional Prime Money Market Fund                                 357,063              357
Reserve Primary Fund                                                             29,755               30
                                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                                           3,176
                                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 2.0%
Allied Irish Bank
   1.330%, 06/02/03                                                                 298              298
   1.340%, 05/09/03                                                                 595              595
Commonwealth Life
   1.678%, 04/01/03                                                                 300              300
General Electric Capital Assurance
   1.370%, 12/19/03                                                                 119              119
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                                 379              379
Security Life Denver
   1.490%, 03/15/04                                                                 595              595
   1.381%, 01/13/04                                                                 774              774
                                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                                 3,060
                                                                                            ------------
REPURCHASE AGREEMENTS - 12.5%
Bear Stearns
   1.420%, 04/10/03                                                               1,190            1,190
CS First Boston
   1.370%, 04/01/03                                                               1,190            1,190
   1.380%, 04/01/03                                                                 184              184
   1.380%, 04/01/03                                                               1,488            1,488
Goldman Sachs
   1.360%, 06/10/03                                                                 298              298
   1.400%, 06/11/03                                                                 298              298
   1.420%, 04/07/03                                                                 595              595
   1.520%, 04/01/03                                                                 893              893
Greenwich Capital Markets
   1.430%, 04/01/03                                                               1,785            1,785
Lehman Brothers
   1.560%, 04/01/03                                                                 595              595
   1.640%, 04/01/03                                                                 446              446
   1.640%, 04/01/03                                                               1,934            1,934
Merrill Lynch
   1.560%, 04/01/03                                                                 744              744
   1.360%, 04/01/03                                                               1,785            1,785
   1.500%, 04/01/03                                                                 893              893
   1.560%, 04/01/03                                                               1,190            1,190
Morgan Stanley
   1.470%, 04/01/03                                                                 893              893
   1.510%, 04/01/03                                                               1,851            1,851
Salomon Smith Barney
   1.540%, 04/01/03                                                        $        893     $        893
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                                       19,145
                                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $33,956)                                                              33,956
                                                                                            ------------
TOTAL INVESTMENTS - 120.2%
   (Cost $176,178)                                                                               183,602
                                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (20.2)%                                                      (30,900)
                                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                                   $    152,702
                                                                                            ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $32,442,472 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

(C) Private placement security considered illiquid investment under guidelines established by the board of directors. As of March 31, 2003, the value of these investments is $1,231,976 or 0.8% of total net assets.

(D) Security is valued at fair value under guidelines established and approved by the board of directors. Total fair valued securities had a value of $545,469, which represents 0.4% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

Cl - Class

TECHNOLOGY FUND

DESCRIPTION                                                                      SHARES      VALUE (000)
--------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
CAPITAL GOODS - 2.7%
Aeroflex*                                                                       170,100     $        963
DRS Technologies*                                                                24,600              615
L-3 Communications Holdings* (A)                                                 18,000              723
                                                                                            ------------
                                                                                                   2,301
                                                                                            ------------
CONSUMER DISCRETIONARY - 0.4%
Championship Auto Racing Teams* (A)                                              84,950              311
                                                                                            ------------
COMMECIAL SERVICES & SUPPLIES - 1.4%
Kroll* (A)                                                                       54,700            1,171
                                                                                            ------------
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
Beckman Coulter (A)                                                              31,650            1,077
Given Imaging* (A)                                                              149,050            1,297
Laboratory Corporation of America Holdings* (A)                                  46,300            1,373
                                                                                            ------------
                                                                                                   3,747
                                                                                            ------------
MEDIA - 4.1%
AOL Time Warner*                                                                 40,150              436
Clear Channel Communications*                                                    24,050              816
DoubleClick*                                                                    150,250            1,167
USA Interactive* (A)                                                             39,150            1,049
                                                                                            ------------
                                                                                                   3,468
                                                                                            ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 0.6%
Alpharma, Cl A                                                                   26,650              478
                                                                                            ------------
SOFTWARE & SERVICES - 30.3%
Accenture* (A)                                                                   58,200              902
Adobe Systems (A)                                                                61,350            1,891
Affiliated Computer Services, Cl A* (A)                                          18,850              834
Altiris*                                                                         72,100              901
Autodesk (A)                                                                     78,500            1,198
Borland Software* (A)                                                            77,250              711
Computer Associates International (A)                                            90,750            1,240
Documentum*                                                                      54,900              720
Electronic Arts*                                                                 17,850            1,047
Hyperion Solutions* (A)                                                          24,100              584
Informatica*                                                                    154,600              997
Infosys Technologies (A)                                                         24,450            1,500
Intuit*                                                                          19,900              740
JD Edwards*                                                                     110,500            1,218
Lawson Software*                                                                204,800              950
LogicVision*                                                                    237,800              376
Mercury Interactive* (A)                                                         24,500              727
Moldflow*                                                                       157,100            1,037
NetIQ* (A)                                                                       74,050              826
NetScout Systems*                                                               135,450              378
Oracle Systems*                                                                  73,250              795
Packeteer*                                                                       11,400              112
PDF Solutions*                                                                  138,300              878
PeopleSoft*                                                                      47,050              720
SAP (A)                                                                          29,300              556
ScanSoft* (A)                                                                   196,900              886
SERENA Software* (A)                                                             49,000              782
Symantec* (A)                                                                    23,100              905
VERITAS Software* (A)                                                            55,700              979
                                                                                            ------------
                                                                                                  25,390
                                                                                            ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 38.3%
Analog Devices* (A)                                                              50,100     $      1,378
Apple Computer* (A)                                                              65,400              925
Applied Films*                                                                   94,100            1,520
Applied Materials* (A)                                                           97,450            1,226
ASML Holding*                                                                    85,650              563
ATI Technologies*                                                                98,500              506
AU Optronics, ADR* (A)                                                           51,200              289
Computer Network Technology* (A)                                                140,700              968
Dell Computer*                                                                   67,900            1,854
EMC*                                                                            111,550              807
Hewlett-Packard (A)                                                              76,824            1,195
Intel                                                                            61,700            1,004
LeCroy*                                                                         103,100            1,004
Lexmark International Group, Cl A* (A)                                           19,700            1,319
Linear Technology (A)                                                            40,100            1,238
LSI Logic*                                                                      116,750              528
Marvell Technology Group* (A)                                                    58,300            1,235
Microchip Technology (A)                                                         71,300            1,419
Microtune*                                                                      216,700              457
MKS Instruments* (A)                                                             66,525              832
Monolithic System Technology* (A)                                               124,750              878
Motorola (A)                                                                    127,250            1,051
Newport*                                                                         68,950              814
Novellus Systems* (A)                                                            31,000              845
Overland Storage*                                                                88,070            1,266
RF Micro Devices* (A)                                                           102,350              617
Semtech*                                                                         12,500              189
Silicon Storage Technology*                                                     196,350              452
Synaptics*                                                                       44,450              333
Tekelec* (A)                                                                    131,400            1,141
Tellabs* (A)                                                                    133,350              772
Teradyne* (A)                                                                    59,800              696
Texas Instruments                                                                98,354            1,610
Xilinx*                                                                          46,050            1,078
                                                                                            ------------
                                                                                                  32,009
                                                                                            ------------
TECHNOLOGY SERVICES - 10.4%
Amkor Technology*                                                               128,300              663
Benchmark Electronics* (A)                                                       51,100            1,448
Celestica* (A)                                                                   56,200              642
ChipPAC, Cl A*                                                                  294,900            1,062
Flextronics International*                                                      116,500            1,016
Jabil Circuit* (A)                                                               89,850            1,572
Taiwan Semiconductor Manufacturing, ADR* (A)                                    194,142            1,328
United Microelectronics*                                                        323,416              973
                                                                                            ------------
                                                                                                   8,704
                                                                                            ------------
TELECOMMUNICATION EQUIPMENT - 6.5%
Advanced Fiber Communications*                                                   51,750              784
Ciena* (A)                                                                      163,500              714
Cisco Systems*                                                                   48,000              623
Harris (A)                                                                       33,900              941
Juniper Networks* (A)                                                            96,650              790
Nokia, ADR, Cl A (A)                                                             34,180              479
UTStarcom* (A)                                                                   54,050            1,080
                                                                                            ------------
                                                                                                   5,411
                                                                                            ------------
TOTAL COMMON STOCKS                                                                               82,990
                                                                                            ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                            SHARES/PAR (000)      VALUE (000)
--------------------------------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 1.1%
First American Prime Obligations Fund, Cl Y (B)                                 876,565     $        877
                                                                                            ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                                                877
                                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING - 47.0%
COMMERCIAL PAPER - 6.7%
CS First Boston
   1.638%, 12/01/03                                                        $        689              689
Danske Bank
   1.508%, 12/22/03                                                                 689              689
Goldman Sachs
   1.518%, 08/28/03                                                                 896              896
Morgan Stanley
   1.518%, 06/17/03                                                                 345              345
   1.518%, 07/08/03                                                                 248              248
   1.518%, 09/22/03                                                                 345              345
Orchard Park
   1.475%, 01/06/04                                                                 690              690
UBS Financial
   1.390%, 04/01/03                                                               1,723            1,723
                                                                                            ------------
TOTAL COMMERCIAL PAPER                                                                             5,625
                                                                                            ------------
CORPORATE OBLIGATIONS - 5.2%
CS First Boston
   1.760%, 04/11/03                                                                 689              689
Deutsche Bank
   1.470%, 03/22/03                                                                 345              345
   1.580%, 12/31/03                                                                 276              276
General Electric Capital Corporation
   1.355%, 07/09/07                                                                 345              345
Merrill Lynch
   1.538%, 05/05/03                                                                 586              586
Monet Trust
   1.360%, 12/28/03                                                                 689              689
SMM Trust 2002-M
   1.320%, 09/23/03                                                                 689              689
URI Trust
   1.329%, 09/18/03                                                                 690              690
                                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                                        4,309
                                                                                            ------------
MONEY MARKET FUNDS - 4.4%
AIM Liquid Assets Portfolio                                                   1,171,951            1,172
Dreyfus Cash Manage Plus Fund                                                    68,938               69
Evergreen Institutional Money Market Fund                                       241,284              241
HSBC Investor Money Market Fund - Cl I                                          206,815              207
Merrill Lynch Premier Institutional Fund                                      1,335,233            1,335
Merrimac Cash Series Fund                                                       206,815              207
One Group Institutional Prime Money Market Fund                                 413,630              414
Reserve Primary Fund                                                             34,469               34
                                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                                           3,679
                                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 4.2%
Allied Irish Bank
   1.330%, 06/02/03                                                                 345              345
   1.340%, 05/09/03                                                                 689              689
Commonwealth Life
   1.6775%, 04/01/03                                                                348              348
General Electric Capital Assurance
   1.37%, 12/19/03                                                                  138              138
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                                 439              439

DESCRIPTION                                                                   PAR (000)      VALUE (000)
--------------------------------------------------------------------------------------------------------
Security Life Denver
   1.490%, 03/15/04                                                        $        690     $        690
   1.381%, 01/13/04                                                                 896              896
                                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                                 3,545
                                                                                            ------------
REPURCHASE AGREEMENTS - 26.5%
Bear Stearns
   1.420%, 04/10/03                                                               1,379            1,379
CS First Boston
   1.370%, 04/01/03                                                               1,379            1,379
   1.380%, 04/01/03                                                                 214              214
   1.380%, 04/01/03                                                               1,723            1,723
Goldman Sachs
   1.360%, 06/10/03                                                                 345              345
   1.400%, 06/11/03                                                                 345              345
   1.420%, 04/07/03                                                                 689              689
   1.520%, 04/01/03                                                               1,034            1,034
Greenwich Capital Markets
   1.430%, 04/01/03                                                               2,068            2,068
Lehman Brothers
   1.560%, 04/01/03                                                                 689              689
   1.640%, 04/01/03                                                                 517              517
   1.640%, 04/01/03                                                               2,240            2,240
Merrill Lynch
   1.560%, 04/01/03                                                                 862              862
   1.360%, 04/01/03                                                               2,068            2,068
   1.500%, 04/01/03                                                               1,034            1,034
   1.560%, 04/01/03                                                               1,379            1,379
Morgan Stanley
   1.470%, 04/01/03                                                               1,034            1,034
   1.510%, 04/01/03                                                               2,144            2,144
Salomon Smith Barney
   1.540%, 04/01/03                                                               1,034            1,034
                                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                                       22,177
                                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $39,335)                                                              39,335
                                                                                            ------------
TOTAL INVESTMENTS - 147.3%
   (Cost $158,284)                                                                               123,202
                                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (47.3)%                                                      (39,583)
                                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                                   $     83,619
                                                                                            ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $36,035,473 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

ADR - American Depositary Receipt

Cl - Class

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                            REAL ESTATE       TECHNOLOGY
                                                                        SECURITIES FUND             FUND
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value *+                                     $    183,602     $    123,202
Cash                                                                                  6               --
Dividends and interest receivable                                                 1,016               20
Receivable for investment securities sold                                         2,171               --
Capital shares sold                                                                 128              285
Prepaid expenses and other assets                                                    11               20
--------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    186,934          123,527
========================================================================================================
LIABILITIES:
Capital shares redeemed                                                             153              487
Payable upon return of securities loaned                                         33,956           39,335
Payable for advisory, co-administration, and custodian fees                         117               65
Distribution and shareholder servicing fees                                           6               20
Accrued expenses and other liabilities                                               --                1
--------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                34,232           39,908
========================================================================================================
NET ASSETS                                                                 $    152,702     $     83,619
========================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                          $    146,040     $    655,466
Accumulated net investment income (loss)                                            961              (15)
Accumulated net realized loss                                                    (1,723)        (536,750)
Net unrealized appreciation or depreciation of investments                        7,424          (35,082)
--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $    152,702     $     83,619
========================================================================================================
 *Investments in securities, at cost                                       $    176,178     $    158,284
 +Including securities loaned                                              $     32,442     $     36,035

CLASS A:
Net assets                                                                 $     21,909     $     20,452
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)         1,629            4,076
Net asset value and redemption price per share                             $      13.45     $       5.02
Maximum offering price per share (1)                                       $      14.23     $       5.31

CLASS B:
Net assets                                                                 $      2,543     $     12,219
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           191            2,719
Net asset value and offering price per share (2)                           $      13.34     $       4.49

CLASS C:
Net assets                                                                 $      1,635     $      5,354
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           122            1,093
Net asset value per share (2)                                              $      13.38     $       4.90
Maximum offering price per share (3)                                       $      13.52     $       4.95

CLASS S:
Net assets                                                                 $      1,558     $      2,544
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           116              509
Net asset value, offering price, and redemption price per share            $      13.45     $       5.00

CLASS Y:
Net assets                                                                 $    125,057     $     43,050
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)         9,270            8,318
Net asset value, offering price, and redemption price per share            $      13.49     $       5.18
--------------------------------------------------------------------------------------------------------

 (1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

 (2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

 (3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                            REAL ESTATE       TECHNOLOGY
                                                                        SECURITIES FUND             FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                   $         58     $         20
Dividends                                                                         4,667               90
Less: Foreign taxes withheld                                                         (1)              (4)
Securities lending                                                                   13               76
Other income                                                                         --              381
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                           4,737              563
========================================================================================================
EXPENSES:
Investment advisory fees                                                            498              324
Co-administration fees and expenses (including per account transfer
 agency fees)                                                                       201              135
Custodian fees                                                                        7                5
Directors' fees                                                                       1                1
Registration fees                                                                    19               20
Professional fees                                                                     2                1
Printing                                                                              3                2
Other                                                                                 1                1
Distribution and shareholder servicing fees - Class A                                22               27
Distribution and shareholder servicing fees - Class B                                13               65
Distribution and shareholder servicing fees - Class C                                 6               30
Shareholder servicing fees - Class S                                                  2                3
--------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                      775              614
========================================================================================================
Less: Waiver of expenses                                                            (34)             (36)
--------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                  741              578
========================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                    3,996              (15)
========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized loss on investments                                                   (431)         (14,531)
Net change in unrealized appreciation or depreciation of investments              1,796           28,136
--------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                           1,365           13,605
========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $      5,361     $     13,590
========================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                 REAL ESTATE                      TECHNOLOGY
                                                                             SECURITIES FUND                            FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                     10/1/02         10/1/01         10/1/02         10/1/01
                                                                          TO              TO              TO              TO
                                                                     3/31/03         9/30/02         3/31/03         9/30/02
----------------------------------------------------------------------------------------------------------------------------
                                                                  (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                  $      3,996    $      6,494    $        (15)   $     (1,241)
Net realized gain (loss) on investments                                 (431)          7,010         (14,531)       (131,635)
Net change in unrealized appreciation or depreciation
 of investments                                                        1,796          (2,696)         28,136          88,614
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                                            5,361          10,808          13,590         (44,262)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                              (471)           (410)            ---              --
   Class B                                                               (56)            (90)             --              --
   Class C                                                               (29)            (16)             --              --
   Class S                                                               (38)            (45)             --              --
   Class Y                                                            (3,460)         (5,665)             --              --
Net realized gain on investments:
   Class A                                                              (368)             --              --              --
   Class B                                                               (63)             --              --              --
   Class C                                                               (28)             --              --              --
   Class S                                                               (34)             --              --              --
   Class Y                                                            (2,941)             --              --              --
Tax return of capital:
   Class A                                                                --             (84)             --              --
   Class B                                                                --             (14)             --              --
   Class C                                                                --              (5)             --              --
   Class S                                                                --              (7)             --              --
   Class Y                                                                --            (654)             --              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (7,488)         (6,990)             --              --
============================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                11,866          14,894           5,010          12,200
   Reinvestment of distributions                                         807             472              --              --
   Payments for redemptions                                           (6,117)         (2,325)         (5,857)        (15,393)
   Shares issued in connection with the acquisition of
    Fund net assets                                                       --              --              --           1,296
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions            6,556          13,041            (847)         (1,897)
----------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                   390           1,240             829           1,997
   Reinvestment of distributions                                         111              99              --              --
   Payments for redemptions                                             (485)           (535)         (1,645)         (4,909)
   Shares issued in connection with the acquisition of
    Fund net assets                                                       --              --              --           4,194
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions               16             804            (816)          1,282
----------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                   836           1,085             613           1,541
   Reinvestment of distributions                                          55              20              --              --
   Payments for redemptions                                             (236)           (422)         (1,159)         (3,416)
   Shares issued in connection with the acquisition of
    Fund net assets                                                       --              --              --             198
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions              655             683            (546)         (1,677)
----------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                 1,482           1,043           1,431           1,105
   Reinvestment of distributions                                          71              51              --              --
   Payments for redemptions                                           (1,192)           (199)           (995)           (925)
   Shares issued in connection with the acquisition of
    Fund net assets                                                       --              --              --           3,111
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                         361             895             436           3,291
----------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                15,775          42,995          14,139          55,312
   Reinvestment of distributions                                       2,214           1,218              --              --
   Payments for redemptions                                          (11,048)        (24,223)        (22,839)        (66,880)
   Shares issued in connection with the acquisition of
    Fund net assets                                                       --              --              --          21,612
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions            6,941          19,990          (8,700)         10,044
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
 transactions                                                         14,529          35,413         (10,473)         11,043
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               12,402          39,231           3,117         (33,219)
NET ASSETS AT BEGINNING OF PERIOD                                    140,300         101,069          80,502         113,721
============================================================================================================================
NET ASSETS AT END OF PERIOD                                     $    152,702    $    140,300    $     83,619    $     80,502
============================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD       $        961    $      1,019    $        (15)   $         --
============================================================================================================================

 (1) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                       REALIZED AND
                            NET ASSET                    UNREALIZED   DIVIDENDS                 DISTRIBUTIONS
                                VALUE            NET       GAINS OR    FROM NET  DISTRIBUTIONS           FROM
                            BEGINNING     INVESTMENT    (LOSSES) ON  INVESTMENT           FROM      RETURN OF
                            OF PERIOD   INCOME (LOSS)   INVESTMENTS      INCOME  CAPITAL GAINS        CAPITAL
-------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2003(1)(2)                 $   13.68     $    0.37    $    0.09    $   (0.36)   $   (0.33)     $      --
  2002(2)                        13.12          0.71         0.61        (0.69)          --          (0.07)
  2001(2)                        12.71          0.76         0.32        (0.64)          --          (0.03)
  2000                           10.78          0.74         2.00        (0.79)          --          (0.02)
  1999                           12.17          0.65        (1.36)       (0.67)          --          (0.01)
  1998                           14.97          0.63        (2.40)       (0.70)       (0.33)            --
Class B
  2003(1)(2)                 $   13.55     $    0.30    $    0.11    $   (0.29)   $   (0.33)     $      --
  2002(2)                        13.02          0.59         0.61        (0.60)          --          (0.07)
  2001(2)                        12.61          0.65         0.33        (0.54)          --          (0.03)
  2000                           10.69          0.64         2.00        (0.69)          --          (0.03)
  1999                           12.08          0.55        (1.34)       (0.57)          --          (0.03)
  1998                           14.86          0.52        (2.37)       (0.60)       (0.33)            --
Class C
  2003(1)(2)                 $   13.62     $    0.32    $    0.07    $   (0.30)   $   (0.33)     $      --
  2002(2)                        13.08          0.62         0.59        (0.60)          --          (0.07)
  2001(2)                        12.68          0.68         0.30        (0.59)          --             --
  2000(3)                        10.61          0.50         2.14        (0.57)          --             --
Class S
  2003(1)(2)                 $   13.69     $    0.36    $    0.09    $   (0.36)   $   (0.33)     $      --
  2002(2)                        13.12          0.70         0.62        (0.68)          --          (0.07)
  2001(2)(4)                     12.52          0.11         0.49           --           --             --
Class Y
  2003(1)(2)                 $   13.73     $    0.37    $    0.10    $   (0.38)   $   (0.33)     $      --
  2002(2)                        13.15          0.73         0.63        (0.71)          --          (0.07)
  2001(2)                        12.73          0.84         0.28        (0.68)          --          (0.02)
  2000                           10.80          0.77         2.00        (0.81)          --          (0.03)
  1999                           12.19          0.68        (1.35)       (0.69)          --          (0.03)
  1998                           14.99          0.67        (2.40)       (0.74)       (0.33)            --
-------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class A
  2003(1)                    $    4.29     $   (0.01)   $    0.74    $      --    $      --      $      --
  2002(2)                         6.36         (0.07)       (2.00)          --           --             --
  2001(2)                        47.68         (0.15)      (33.55)          --        (7.62)            --
  2000                           34.22         (0.35)       24.87           --       (11.06)            --
  1999                           15.60         (0.18)       19.55           --        (0.75)            --
  1998                           20.20         (0.13)       (3.26)          --        (1.21)            --
Class B
  2003(1)                    $    3.86     $   (0.07)   $    0.70    $      --    $      --      $      --
  2002(2)                         5.77         (0.11)       (1.80)          --           --             --
  2001(2)                        44.40         (0.26)      (30.75)          --        (7.62)            --
  2000                           32.59         (0.35)       23.22           --       (11.06)            --
  1999                           14.99         (0.34)       18.69           --        (0.75)            --
  1998                           19.58         (0.24)       (3.14)          --        (1.21)            --
Class C
  2003(1)                    $    4.20     $   (0.05)   $    0.75    $      --    $      --      $      --
  2002(2)                         6.28         (0.12)       (1.96)          --           --             --
  2001(2)                        47.49         (0.26)      (33.33)          --        (7.62)            --
  2000(3)                        50.30         (0.35)       (2.46)          --           --             --
Class S
  2003(1)                    $    4.29     $      --    $    0.71    $      --    $      --      $      --
  2002(2)                         6.36         (0.04)       (2.03)          --           --             --
  2001(2)(4)                      6.95            --        (0.59)          --           --             --
Class Y
  2003(1)                    $    4.42     $    0.08    $    0.68    $      --    $      --      $      --
  2002(2)                         6.53         (0.05)       (2.06)          --           --             --
  2001(2)                        48.60         (0.11)      (34.34)          --        (7.62)            --
  2000                           34.64         (0.34)       25.36           --       (11.06)            --
  1999                           15.73         (0.13)       19.79           --        (0.75)            --
  1998                           20.29         (0.08)       (3.27)          --        (1.21)            --
-------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                                                RATIO OF      RATIO OF NET
                                                                               RATIO OF NET  EXPENSES TO        INVESTMENT
                             NET ASSET                              RATIO OF     INVESTMENT      AVERAGE     INCOME (LOSS)
                                 VALUE               NET ASSETS  EXPENSES TO  INCOME (LOSS)   NET ASSETS    TO AVERAGE NET PORTFOLIO
                                END OF       TOTAL       END OF      AVERAGE     TO AVERAGE   (EXCLUDING ASSETS (EXCLUDING  TURNOVER
                                PERIOD  RETURN (5)  PERIOD(000)   NET ASSETS     NET ASSETS     WAIVERS)          WAIVERS)      RATE
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2003(1)(2)                  $  13.45        3.45%   $  21,909         1.23%        5.56%        1.28%          5.51%      58%
  2002(2)                        13.68       10.07       15,422         1.23         5.06         1.32           4.97       99
  2001(2)                        13.12        8.69        2,421         1.04         5.89         1.25           5.68       85
  2000                           12.71       26.68        2,035         1.05         6.59         1.24           6.40       45
  1999                           10.78       (5.89)       1,518         1.05         5.52         1.18           5.39       21
  1998                           12.17      (12.42)       2,027         1.05         4.71         1.18           4.58       36
Class B
  2003(1)(2)                  $  13.34        3.07%   $   2,543         1.98%        4.61%        2.03%          4.56%      58%
  2002(2)                        13.55        9.21        2,577         1.98         4.27         2.07           4.18       99
  2001(2)                        13.02        7.93        1,724         1.79         5.13         2.00           4.92       85
  2000                           12.61       25.81        1,874         1.80         5.79         1.99           5.60       45
  1999                           10.69       (6.68)       2,192         1.80         4.75         1.93           4.62       21
  1998                           12.08      (13.04)       3,026         1.80         3.98         1.93           3.85       36
Class C
  2003(1)(2)                  $  13.38        3.04%   $   1,635         1.98%        4.82%        2.03%          4.77%      58%
  2002(2)                        13.62        9.27          986         1.98         4.43         2.07           4.34       99
  2001(2)                        13.08        7.93          341         1.79         5.27         2.00           5.06       85
  2000(3)                        12.68       25.56          164         1.80         5.79         1.99           5.60       45
Class S
  2003(1)(2)                  $  13.45        3.44%   $   1,558         1.23%        5.53%        1.28%          5.48%      58%
  2002(2)                        13.69       10.13        1,224         1.23         5.00         1.32           4.91       99
  2001(2)(4)                     13.12        4.87          320         0.56        43.93         1.01          43.48       85
Class Y
  2003(1)(2)                  $  13.49        3.60%   $ 125,057         0.98%        5.63%        1.03%          5.58%      58%
  2002(2)                        13.73       10.40      120,091         0.98         5.27         1.07           5.18       99
  2001(2)                        13.15        9.01       96,263         0.80         6.50         1.01           6.29       85
  2000                           12.73       26.95       56,347         0.80         6.79         0.99           6.60       45
  1999                           10.80       (5.64)      51,181         0.80         5.78         0.93           5.65       21
  1998                           12.19      (12.18)      58,275         0.80         5.06         0.93           4.93       36
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class A
  2003(1)                     $   5.02       17.02%   $  20,452         1.23%       (0.03)%       1.31%         (0.11)%     60%
  2002(2)                         4.29      (32.55)      18,267         1.23        (0.89)        1.70          (1.36)     288
  2001(2)                         6.36      (83.30)      29,084         1.15        (0.88)        1.22          (0.95)     269
  2000                           47.68       80.11      155,533         1.15        (0.93)        1.15          (0.93)     195
  1999                           34.22      128.71       21,491         1.15        (0.80)        1.16          (0.81)     184
  1998                           15.60      (16.69)       7,703         1.15        (0.60)        1.15          (0.60)     124
Class B
  2003(1)                     $   4.49       16.32%   $  12,219         1.98%       (0.79)%       2.06%         (0.87)%     60%
  2002(2)                         3.86      (33.10)      11,190         1.98        (1.64)        2.45          (2.11)     288
  2001(2)                         5.77      (83.42)      15,974         1.90        (1.63)        1.97          (1.70)     269
  2000                           44.40       78.77       97,003         1.90        (1.68)        1.90          (1.68)     195
  1999                           32.59      127.09       20,866         1.90        (1.56)        1.91          (1.57)     184
  1998                           14.99      (17.21)       7,499         1.90        (1.38)        1.90          (1.38)     124
Class C
  2003(1)                     $   4.90       16.67%   $   5,354         1.98%       (0.77)%       2.06%         (0.85)%     60%
  2002(2)                         4.20      (33.12)       5,064         1.98        (1.64)        2.45          (2.11)     288
  2001(2)                         6.28      (83.43)       9,010         1.90        (1.63)        1.98          (1.71)     269
  2000(3)                        47.49       (5.59)      33,605         1.90        (1.67)        1.88          (1.65)     195
Class S
  2003(1)                     $   5.00       16.55%   $   2,544         1.23%       (0.01)%       1.31%         (0.09)%     60%
  2002(2)                         4.29      (32.55)       1,847         1.23        (0.79)        1.70          (1.26)     288
  2001(2)(4)                      6.36       (8.49)          --           --           --           --             --      269
Class Y
  2003(1)                     $   5.18       17.19%   $  43,050         0.98%        0.24%        1.06%          0.16%      60%
  2002(2)                         4.42      (32.31)      44,134         0.98        (0.64)        1.45          (1.11)     288
  2001(2)                         6.53      (83.26)      59,653         0.90        (0.62)        0.96          (0.67)     269
  2000                           48.60       80.71      436,938         0.90        (0.67)        0.90          (0.67)     195
  1999                           34.64      129.52      214,620         0.90        (0.53)        0.91          (0.54)     184
  1998                           15.73      (16.41)     100,985         0.90        (0.38)        0.90          (0.38)     124
------------------------------------------------------------------------------------------------------------------------------------

 (1) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

 (2)  Per share data calculated using average shares outstanding method.

 (3) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

 (4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except for total return and portfolio turnover.

 (5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

INTERNATIONAL FUND

DESCRIPTION                                               SHARES   VALUE (000)
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 94.8%
AUSTRALIA - 3.4%
Macquarie Bank                                           346,800   $     5,176
Patrick                                                  695,000         5,023
QBE Insurance Group                                    1,342,000         6,804
Transurban Group                                       1,929,000         5,094
Wesfarmers                                               276,400         3,710
                                                                   -----------
                                                                        25,807
                                                                   -----------
BRAZIL - 0.2%
Aracruz Celulose                                           4,900            98
Companhia Siderurgica Nacional                        31,591,000           614
Companhia Vale do Rio Doce*                               22,400           604
                                                                   -----------
                                                                         1,316
                                                                   -----------
CHINA - 2.3%
Brilliance China                                       1,984,000           481
China Merchants                                          627,000           466
China Oilfield Series                                  1,000,000           227
China Petroleum & Chemical                             2,298,000           460
China Shipping Development                               650,000           158
China Telecom                                         14,581,000         2,617
CNOOC                                                  2,448,500         3,265
Cofco International                                      932,000           326
Cosco Pacific                                          1,926,000         1,704
Denway Motors                                          3,472,000         1,436
Huaneng Power International                            4,610,000         4,315
Jiangsu Expressway                                       926,000           306
Peregrine Investment Holdings*(B)                        142,000            --
Petrochina                                             1,760,000           370
Sinotrans Limited                                        796,000           207
Zhejiang Expressway                                    2,648,000         1,112
                                                                   -----------
                                                                        17,450
                                                                   -----------
CROATIA - 0.1%
Pliva                                                     70,100           828
                                                                   -----------
CZECH REPUBLIC - 0.3%
Cesky Telecom                                             24,500           254
Komercni Banka                                            27,000         1,814
                                                                   -----------
                                                                         2,068
                                                                   -----------
FINLAND - 2.8%
Nokia Oyj                                                818,200        11,303
Upm-Kymmene (A)                                          783,200        10,128
                                                                   -----------
                                                                        21,431
                                                                   -----------
FRANCE - 15.1%
Aventis                                                  206,500         9,065
BNP Paribas                                              361,600        14,481
Carrefour                                                406,400        15,393
Danone                                                    77,700         9,810
Lafarge                                                   65,300         3,656
Orange                                                 1,230,400         9,868
Sanofi-Synthelabo                                        237,800        11,965
Schneider Electric                                       225,600        10,561
Societe Generale                                          97,300         5,024
Thomson Multimedia*                                      476,846         5,349
TotalFinaElf, Cl B                                       132,000        16,709
Vinci                                                     74,300         4,338
                                                                   -----------
                                                                       116,219
                                                                   -----------
GERMANY - 3.2%
Bayerische Motoren Werke                                 354,200   $     9,817
Deutsche Boerse                                          183,200         7,021
Sap AG                                                   108,100         8,139
                                                                   -----------
                                                                        24,977
                                                                   -----------
GREAT BRITAIN - 18.2%
AMVESCAP                                               1,422,000         6,294
Anglo American                                           202,800         2,900
Astrazeneca                                              384,100        13,097
Aviva                                                  1,533,000         8,530
BP                                                       821,000         5,208
Compass Group                                          1,300,200         5,555
Glaxosmithkline                                          527,400         9,279
HBOS                                                   1,079,800        11,086
National Grid Transco                                  1,554,000         9,519
Next                                                     536,000         7,194
Pearson                                                1,244,000         9,449
Reckitt Benckiser                                        364,030         5,967
Royal Bank of Scotland Group                             640,400        14,426
Standard Chartered                                       726,000         7,729
Tesco                                                  1,767,000         4,979
Vodafone Group                                        10,456,000        18,677
                                                                   -----------
                                                                       139,889
                                                                   -----------
HONG KONG - 2.2%
Hang Seng Bank                                           806,100         8,217
Hutchison Whampoa                                        966,500         5,242
Swire Pacific                                            842,500         3,327
                                                                   -----------
                                                                        16,786
                                                                   -----------
HUNGARY - 0.5%
Gedeon Richter                                            16,900         1,067
Matav                                                    141,900           485
OTP Bank                                                 229,700         2,251
                                                                   -----------
                                                                         3,803
                                                                   -----------
INDIA - 0.9%
Bajaj Auto                                                55,500           566
ICICI Bank*                                               23,200           146
Infosys Technologies (A)                                  60,700         3,724
Ranbaxy Laboratories                                      85,600         1,126
Reliance Industries                                       66,500           775
State Bank of India                                       19,200           273
                                                                   -----------
                                                                         6,610
                                                                   -----------
IRELAND - 0.6%
Irish Life & Permanent                                   430,000         4,458
                                                                   -----------
ISRAEL - 0.2%
Teva Pharmaceutical Industries                            41,800         1,741
                                                                   -----------
ITALY - 6.7%
Assicurazioni Generali                                   183,600         3,783
Autogrill (A)                                            996,000         7,825
Banca Intesa                                           1,237,208         2,754
Banco Popolare di Verona (A)                           1,103,800        12,527
ENI                                                    1,188,800        15,878
Unicredito Italian                                     2,200,000         8,378
                                                                   -----------
                                                                        51,145
                                                                   -----------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                               SHARES   VALUE (000)
------------------------------------------------------------------------------
JAPAN - 22.9%
Avex(A)                                                  201,700   $     2,092
Bank of Yokohama                                         837,000         2,612
Canon                                                    209,000         7,297
Credit Saison                                            208,600         3,597
Eisai                                                    343,000         6,320
Fanuc                                                    216,000         9,363
Fast Retailing                                           195,700         4,819
Fuji Photo Film                                          207,000         6,354
Fuji Television                                            1,604         4,978
Honda Motor                                              138,000         4,597
Ito-Yokado                                                72,000         1,943
KDDI                                                       1,256         3,707
Keyence                                                   63,360         9,799
Konica Corporation                                       957,000         7,578
Mitsubishi                                             1,427,000         8,809
Mitsubishi Tokyo Financial Group                           1,357         5,150
Nintendo                                                  19,300         1,563
Nippon Oil                                                   925             4
Nippon Telegraph &Telephone                                  854         2,902
Nissan Motor                                           1,091,000         7,268
Nitto Denko                                              246,500         6,590
Nomura Holdings                                          471,000         4,905
NTT Docomo                                                 1,500         2,796
OJI Paper                                              1,068,000         4,305
Rohm                                                      51,900         5,624
Seven-Eleven Japan                                       317,000         8,367
Sony                                                      99,000         3,507
Sumitomo Chemical                                      2,975,000        10,061
Sumitomo Metal Mining                                  1,390,000         4,361
Sumitomo Mitsui Financial Group                            3,150         5,632
Sumitomo Trust and Banking                               983,000         2,653
Takeda Chemical Industries                               108,000         4,035
Tokyo Gas                                              1,198,000         3,718
Toys 'R' US (Japan)                                      188,200         2,333
Ushio                                                    334,000         3,180
Yamada Denki                                             156,500         2,956
                                                                   -----------
                                                                       175,775
                                                                   -----------
MALAYSIA - 0.0%
Resorts World                                            124,000           277
Silverstone Berhad* (B)                                    3,325            --
                                                                   -----------
                                                                           277
                                                                   -----------
MEXICO - 0.2%
America Movil S A De C V                                 104,200         1,393
Wal-Mart De Mexico, Cl U                                 141,000           343
                                                                   -----------
                                                                         1,736
                                                                   -----------
NETHERLANDS - 4.2%
ING Groep                                                509,000         5,882
Koninklijke KPN                                        1,089,600         6,991
Royal Dutch Petroleum                                    307,400        12,515
TPG NV                                                   475,400         7,242
                                                                   -----------
                                                                        32,630
                                                                   -----------
NEW ZEALAND - 0.5%
Auckland International                                 1,256,280         3,662
                                                                   -----------
POLAND - 0.0%
Telekomunikacja Polska                                   123,000           346
                                                                   -----------
RUSSIAN FEDERATION - 0.7%
AO Vimpel*                                                64,600   $     2,229
LUKOIL                                                     9,300           513
Mining and Metallurgical Company Norilsk Nickel           40,600           974
Mobile Telesystems Ojsc*                                  22,800           938
Yukos                                                      3,400           501
                                                                   -----------
                                                                         5,155
                                                                   -----------
SINGAPORE - 1.3%
Singapore Press                                          663,000         6,686
Singapore Telecommunications                           3,555,000         2,699
Venture Manufacturing                                     84,000           666
                                                                   -----------
                                                                        10,051
                                                                   -----------
SOUTH AFRICA - 0.7%
Anglo American Platnum                                     6,700           198
AngloGold                                                 16,800           505
FirstRand                                                844,000           697
MTN Group                                                278,800           424
Sappi*                                                   189,000         2,255
Sasol                                                     55,800           617
Standard Bank Group                                      240,000           828
                                                                   -----------
                                                                         5,524
                                                                   -----------
SOUTH KOREA - 1.2%
LG Electronics                                            19,100           611
POSCO                                                     11,400           895
POSCO ADR                                                173,100         3,410
S1                                                        13,350           216
Samsung Electronics ADR                                   20,900         2,356
Samsung Electronics                                        6,100         1,381
Samsung Fire & Marine Insurance                           10,360           410
                                                                   -----------
                                                                         9,279
                                                                   -----------
SPAIN - 0.6%
Amadeus Global Travel                                    951,600         4,372
                                                                   -----------
SWEDEN - 2.4%
Atlas Copco                                              593,300        11,720
Skandinaviska Enskilda*                                  807,000         6,995
                                                                   -----------
                                                                        18,715
                                                                   -----------
SWITZERLAND - 2.4%
Adecco                                                   291,400         8,097
Credit Suisse                                            585,100        10,175
                                                                   -----------
                                                                        18,272
                                                                   -----------
THAILAND - 1.0%
Bangkok Bank*                                          1,028,800         1,535
Land & Houses                                          2,650,000           482
National Finance*                                        811,000           227
PTT Public                                               606,000           643
Shin Corporation                                       5,500,000         1,629
Siam Cement                                               23,000           728
Siam Commercial Bank*                                  1,303,000         1,003
Thai Farmers Bank*                                     1,320,000         1,077
                                                                   -----------
                                                                         7,324
                                                                   -----------
TOTAL FOREIGN COMMON STOCKS                                            727,646
                                                                   -----------

DESCRIPTION                                               SHARES   VALUE (000)
------------------------------------------------------------------------------
INVESTMENT COMPANY - 3.5%
Deutsche Liquid Assets Fund                           26,457,446   $    26,457
                                                                   -----------
TOTAL INVESTMENT COMPANY                                                26,457
                                                                   -----------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 2.3%
MONEY MARKET FUND - 2.3%
Deutsche Daily Asset Fund                             17,870,230        17,870
                                                                   -----------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $17,870)                                                       17,870
                                                                   -----------
TOTAL INVESTMENTS - 100.6%
   (Cost $882,531)                                                     771,973
                                                                   -----------
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                              (4,645)
                                                                   -----------
TOTAL NET ASSETS - 100.0%                                          $   767,328
                                                                   -----------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $17,028,693 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) Security is valued at fair value under guidelines extablished and approved by the board of directors. Total fair valued securities had a value of $0, which represents 0.0% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

ADR - American Depositary Receipt

AG - Aktienjesellschaft (German Stock Co.)

Cl - Class

DESCRIPTION
------------------------------------------------------------------------------
At March 31, 2003, sector diversification of the Fund was as follows:

                                                        % OF
                                                     NET ASSETS    VALUE (000)
                                                     -----------   -----------
FOREIGN COMMON STOCKS
Energy                                                       7.4%  $    56,852
Materials                                                    6.9        53,051
Capital Goods                                                7.5        57,413
Commercial Services & Supplies                               1.1         8,313
Transportation                                               3.2        24,510
Automobiles & Components                                     3.0        24,165
Consumer Durables & Apparel                                  3.3        25,443
Hotels Restaurants & Leisure                                 1.8        13,604
Media                                                        3.0        23,204
Retailing                                                    2.6        19,586
Food & Drug Retailing                                        3.8        29,064
Food Beverage & Tobacco                                      1.3         9,810
Household & Personal Products                                0.8         5,967
Pharmaceuticals & Biotechnology                              7.6        58,599
Banks                                                       16.3       124,787
Diversified Financials                                       5.1        39,093
Insurance                                                    3.1        23,983
Software & Services                                          2.1        16,235
Technology Hardware & Equipment                              4.1        31,427
Semiconductors & Equipment                                   0.9         7,005
Telecommunication Services                                   7.6        57,954
Utilities                                                    2.3        17,581
                                                     -----------   -----------
TOTAL FOREIGN COMMON STOCKS                                 94.8       727,646
TOTAL INVESTMENT COMPANY                                     3.5        26,457
                                                     -----------   -----------
TOTAL INVESTMENTS                                           98.3       754,103
OTHER ASSETS AND LIABILITIES, NET                            1.7        13,225
                                                     -----------   -----------
NET ASSETS                                                 100.0%  $   767,328
                                                     ===========   ===========

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                                   INTERNATIONAL
                                                                                            FUND
------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                                               $    771,973
Cash denominated in foreign currencies, at value**                                        17,627
Dividends and interest receivable                                                          4,867
Receivable for investment securities sold                                                  3,046
Capital shares sold                                                                          647
Other receivables                                                                              3
Prepaid expenses and other assets                                                             50
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                             798,213
================================================================================================
LIABILITIES:
Payable for investment securities purchased                                                3,965
Capital shares redeemed                                                                    5,420
Payable upon return of securities loaned                                                  17,870
Payable for advisory, co-administration, and custodian fees                                  871
Distribution and shareholder servicing fees                                                   11
Bank overdraft                                                                             2,748
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                         30,885
------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $    767,328
================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                   $  1,222,137
Undistributed net investment income                                                        1,286
Accumulated net realized loss                                                           (345,865)
Net unrealized depreciation of investments                                              (110,558)
Net unrealized appreciation of foreign currency, and
 translation of other assets and liabilities in foreign currency                             328
------------------------------------------------------------------------------------------------
NET ASSETS                                                                          $    767,328
================================================================================================
 * Investments in securities, at cost                                               $    882,531
** Cash denominated in foreign currencies, at cost                                        17,463
 + Including securities loaned                                                      $     17,028

CLASS A:
Net assets                                                                          $     32,802
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  4,732
Net asset value and redemption price per share                                      $       6.93
Maximum offering price per share(1)                                                 $       7.33
CLASS B:
Net assets                                                                          $      6,445
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    998
Net asset value and offering price per share(2)                                     $       6.46
CLASS C:
Net assets                                                                          $      9,397
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  1,406
Net asset value per share(2)                                                        $       6.68
Maximum offering price per share(3)                                                 $       6.75
CLASS S:
Net assets                                                                          $      5,966
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    862
Net asset value, offering price, and redemption price per share                     $       6.92
CLASS Y:
Net assets                                                                          $    712,718
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                101,729
Net asset value, offering price, and redemption price per share                     $       7.01

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                   INTERNATIONAL
                                                                                            FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                                            $        318
Dividends                                                                                  7,031
Less: Foreign taxes withheld                                                                (791)
Securities lending                                                                           116
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    6,674
================================================================================================
EXPENSES:
Investment advisory fees                                                                   4,265
Co-administration fees and expenses (including per account transfer agency fees)           1,083
Custodian fees                                                                                39
Directors' fees                                                                                5
Registration fees                                                                             12
Professional fees                                                                              9
Printing                                                                                      13
Other                                                                                          9
Distribution and shareholder servicing fees - Class A                                         47
Distribution and shareholder servicing fees - Class B                                         35
Distribution and shareholder servicing fees - Class C                                         54
Shareholder servicing fees - Class S                                                          11
------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                             5,582
================================================================================================
Less: Waiver of expenses                                                                    (199)
------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                         5,383
================================================================================================
INVESTMENT INCOME - NET                                                                    1,291
================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS - NET:
Net realized loss on investments                                                         (78,131)
Net realized gain on foreign currency transactions                                           841
Net change in unrealized appreciation or depreciation of investments                      41,773
Net change in unrealized appreciation or depreciation of foreign currency, and
 translation of other assets and liabilities denominated in foreign currency                 317
------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                  (35,200)
================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $    (33,909)
================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                   INTERNATIONAL
                                                                                                            FUND
----------------------------------------------------------------------------------------------------------------
                                                                                         10/1/02         10/1/01
                                                                                              TO              TO
                                                                                         3/31/03         9/30/02
----------------------------------------------------------------------------------------------------------------
                                                                                     (UNAUDITED)
OPERATIONS:
Investment income - net                                                             $      1,291    $      2,255
Net realized loss on investments                                                         (78,131)       (111,725)
Net realized gain (loss) on foreign currency transactions                                    841            (704)
Net change in unrealized appreciation or depreciation of investments                      41,773         (21,835)
Net change in unrealized appreciation or depreciation of foreign currency, and
 translation of other assets and liabilities denominated in foreign currency                 317            (145)
----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                     (33,909)       (132,154)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                    60,016         159,656
   Payments for redemptions                                                              (65,631)       (180,477)
   Shares issued in connection with the acquisition of Fund net assets                     2,409              --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class A transactions                                          (3,206)        (20,821)
----------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                       231             872
   Payments for redemptions                                                               (1,144)         (2,522)
   Shares issued in connection with the acquisition of Fund net assets                       254              --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B transactions                                            (659)         (1,650)
----------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                     1,290           2,445
   Payments for redemptions                                                               (2,504)         (6,687)
   Shares issued in connection with the acquisition of Fund net assets                       149              --
----------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class C transactions                                          (1,065)         (4,242)
----------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                     2,411           8,680
   Payments for redemptions                                                               (7,215)         (4,768)
   Shares issued in connection with the acquisition of Fund net assets                        42              --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                               (4,762)          3,912
----------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                   281,972         246,573
   Payments for redemptions                                                             (124,772)       (249,505)
   Shares issued in connection with the acquisition of Fund net assets                    46,699              --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                              203,899          (2,932)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                        194,207         (25,733)
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                  160,298        (157,887)
NET ASSETS AT BEGINNING OF PERIOD                                                        607,030         764,917
================================================================================================================
NET ASSETS AT END OF PERIOD                                                         $    767,328    $    607,030
================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                           $      1,286    $         (5)
================================================================================================================

(1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                         REALIZED AND
                            NET ASSET                      UNREALIZED       DIVIDENDS
                                VALUE             NET        GAINS OR        FROM NET   DISTRIBUTIONS
                            BEGINNING      INVESTMENT     (LOSSES) ON      INVESTMENT           FROM
                            OF PERIOD   INCOME (LOSS)     INVESTMENTS         INCOME    CAPITAL GAINS
-------------------------------------------------------------------------------------- --------------
INTERNATIONAL FUND (1)
Class A
  2003(7)(2)             $       7.33   $          --   $       (0.40)  $          --    $         --
  2002(2)                        8.96              --           (1.63)             --              --
  2001(2)(3)                    13.96            0.10           (3.63)          (0.10)          (1.37)
  2000(2)(4)                    15.94           (0.03)          (0.42)          (0.10)          (1.43)
  1999                          12.42              --            4.26           (0.04)          (0.70)
  1998                          11.22            0.01            1.66           (0.07)          (0.40)
Class B
  2003(7)(2)             $       6.85   $       (0.02)  $       (0.37)  $          --    $         --
  2002(2)                        8.45           (0.06)          (1.54)             --              --
  2001(2)(3)                    13.28            0.01           (3.43)          (0.07)          (1.34)
  2000(2)(4)                    15.27           (0.10)          (0.42)          (0.07)          (1.40)
  1999                          11.97           (0.09)           4.09           (0.01)          (0.69)
  1998                          10.87           (0.08)           1.60           (0.02)          (0.40)
Class C(2)
  2003(7)                $       7.09   $       (0.03)  $       (0.38)  $          --    $         --
  2002                           8.75           (0.06)          (1.60)             --              --
  2001(5)                        8.31            0.01            0.43              --              --
Class S(2)
  2003(7)                $       7.31   $          --   $       (0.39)  $          --    $         --
  2002                           8.96            0.01           (1.66)             --              --
  2001(3)                       13.97           (0.04)          (3.50)          (0.10)          (1.37)
  2000(4)                       15.95           (0.03)          (0.42)          (0.10)          (1.43)
  1999                          12.43           (0.01)           4.27           (0.04)          (0.70)
  1998                          11.23              --            1.67           (0.07)          (0.40)
Class Y
  2003(7)(2)             $       7.40   $        0.01   $       (0.40)  $          --    $         --
  2002(2)                        9.03            0.03           (1.66)             --              --
  2001(2)(3)                    14.03            0.07           (3.61)          (0.11)          (1.35)
  2000(2)(4)                    15.97            0.01           (0.42)          (0.12)          (1.41)
  1999                          12.42            0.06            4.25           (0.06)          (0.70)
  1998                          11.21            0.04            1.67           (0.10)          (0.40)

The accompanying notes are an integral part of the financial statements.

                                                                                            RATIO OF       RATIO OF NET
                                                                         RATIO OF NET    EXPENSES TO         INVESTMENT
                  NET ASSET                                  RATIO OF      INVESTMENT        AVERAGE      INCOME (LOSS)
                      VALUE                 NET ASSETS    EXPENSES TO   INCOME (LOSS)     NET ASSETS     TO AVERAGE NET   PORTFOLIO
                     END OF      TOTAL          END OF        AVERAGE      TO AVERAGE     (EXCLUDING  ASSETS (EXCLUDING    TURNOVER
                     PERIOD  RETURN(6)     PERIOD(000)     NET ASSETS      NET ASSETS       WAIVERS)           WAIVERS)        RATE
              -------------  ---------   -------------  -------------   -------------   ------------  -----------------   ---------
INTERNATIONAL
 FUND (1)
Class A
  2003(7)(2)   $       6.93     (5.46)%  $      32,802           1.60%           0.09%          1.65%            0.04%           50%
  2002(2)              7.33    (18.19)          37,232           1.60            0.04           1.66            (0.02)           72
  2001(2)(3)           8.96    (28.00)          64,907           1.49            1.02           1.59             0.92            72
  2000(2)(4)          13.96     (3.59)           3,591           1.58           (0.26)          1.76            (0.44)           90
  1999                15.94     36.62            3,939           1.56           (0.01)          1.75            (0.20)           94
  1998                12.42     15.33            3,154           1.58            0.02           1.75            (0.15)           89
Class B
  2003(7)(2)   $       6.46     (5.69)%  $       6,445           2.35%          (0.68)%         2.40%           (0.73)%          50%
  2002(2)              6.85    (18.94)           7,459           2.35           (0.68)          2.41            (0.74)           72
  2001(2)(3)           8.45    (28.57)          10,857           2.17            0.06           2.27            (0.04)           72
  2000(2)(4)          13.28     (4.22)             732           2.28           (0.96)          2.46            (1.14)           90
  1999                15.27     35.65              781           2.26           (0.71)          2.45            (0.90)           94
  1998                11.97     14.48              624           2.28           (0.70)          2.45            (0.87)           89
Class C(2)
  2003(7)      $       6.68     (5.78)%  $       9,397           2.35%          (0.70)%         2.40%           (0.75)%          50%
  2002                 7.09    (18.97)          11,027           2.35           (0.71)          2.41            (0.77)           72
  2001(5)              8.75      5.29           17,806           1.48            4.15           1.48             4.15            72
Class S(2)
  2003(7)      $       6.92     (5.34)%  $       5,966           1.60%          (0.13)%         1.65%           (0.18)%          50%
  2002                 7.31    (18.42)          10,817           1.60            0.16           1.66             0.10            72
  2001(3)              8.96    (28.03)           9,461           1.46           (0.33)          1.61            (0.48)           72
  2000(4)             13.97     (3.59)          16,373           1.58           (0.26)          1.76            (0.44)           90
  1999                15.95     36.61           11,307           1.56              --           1.75            (0.19)           94
  1998                12.43     15.37            8,058           1.58            0.01           1.75            (0.16)           89
Class Y
  2003(7)(2)   $       7.01     (5.27)%  $     712,718           1.35%           0.39%          1.40%            0.34%           50%
  2002(2)              7.40    (18.05)         540,495           1.35            0.36           1.41             0.30            72
  2001(2)(3)           9.03    (27.93)         661,886           1.23            0.67           1.36             0.54            72
  2000(2)(4)          14.03     (3.27)         122,329           1.28            0.04           1.76            (0.44)           90
  1999                15.97     36.98           92,778           1.26            0.28           1.75            (0.21)           94
  1998                12.42     15.73           60,647           1.28            0.34           1.75            (0.13)           89

(1) The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

(2)  Per share data calculated using average shares outstanding method.

(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(7) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

SMALL CAP GROWTH OPPORTUNITIES

DESCRIPTION                                                     SHARES       VALUE (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 14.8%
4Kids Entertainment*                                           350,230      $      4,133
Alliance Atlantis Communications, Cl B*                        329,200             2,716
Casual Male Retail Group* (A)                                  467,640             1,408
Champps Entertainment*                                          58,505               489
dELIA*s*                                                       462,360               162
Exult* (A)                                                     336,810             2,469
Genesco*                                                        84,520             1,202
Kirkland's*                                                     98,250             1,228
Landry's Restaurants                                            70,130             1,178
Men's Wearhouse* (A)                                           174,330             2,608
Mothers Work* (A)                                               69,135             1,531
Orient Express Hotels*                                         167,835             1,641
Panera Bread, Cl A* (A)                                         48,340             1,474
Regent Communication*                                          407,860             1,937
Ryland Group (A)                                                38,790             1,675
Saga Communications*                                           106,303             1,839
Spanish Broadcasting System*                                   881,765             5,414
The Wet Seal, Cl A*                                            251,740             1,838
Triarc*                                                         54,620             1,521
Ultimate Electronics*                                           88,480               704
Urban Outfitters* (A)                                           55,225             1,243
                                                                            ------------
                                                                                  38,410
                                                                            ------------
CONSUMER STAPLES - 0.5%
Coors Adolph                                                    27,890             1,353
                                                                            ------------
ENERGY - 9.0%
Cal Dive International* (A)                                     63,930             1,151
Comstock Resources*                                             93,585               945
Frontier Oil (A)                                                91,300             1,561
Grey Wolf* (A)                                                 523,250             2,062
Harvest Natural Resources*                                     193,845               942
Holly (A)                                                       43,120             1,235
Horizon Offshore*                                              325,660             1,107
Lone Star Technologies*                                         60,230             1,272
Maverick Tube*                                                 115,540             2,149
Quicksilver Resources*                                         138,490             3,292
Remington Oil & Gas*                                            95,890             1,633
Rowan* (A)                                                      31,290               615
Tetra Technologies*                                            107,300             2,468
Unit *                                                         111,975             2,272
Varco International*                                            38,710               709
                                                                            ------------
                                                                                  23,413
                                                                            ------------
FINANCIALS - 4.5%
Boston Private Financial Holdings                               69,320             1,037
Commercial Capital Bancorp*                                    123,560             1,328
Friedman, Billings, Ramsey Group* (A)                          268,250             2,428
Local Financial*                                               176,150             2,540
Scottish Annuity & Life Holdings (A)                            86,140             1,501
Winston Hotels                                                 191,490             1,268
Wintrust Financial                                              58,600             1,676
                                                                            ------------
                                                                                  11,778
                                                                            ------------
HEALTH CARE - 13.9%
Amsurg, Cl A* (A)                                               63,290      $      1,595
Angiotech Pharmaceuticals* (A)                                 166,470             3,316
BioMarin Pharmaceutical* (A)                                   111,215             1,262
CIMA Labs*                                                     238,370             5,173
Cooper (A)                                                      23,830               712
First Horizon Pharmaceutical*                                  706,565             1,788
ICON*                                                           36,010               857
Inveresk Research Group*                                        48,510               706
Lifecore Biomedical*                                            75,817               274
Noven Pharmaceuticals*                                         233,295             3,294
NPS Pharmaceuticals*                                            60,800               940
Pharmaceutical Product Development*                             54,610             1,466
POZEN*                                                         278,770             1,059
Select Medical* (A)                                            339,980             4,845
Telik*                                                         200,190             2,691
United Surgical Partners* (A)                                  340,910             6,303
                                                                            ------------
                                                                                  36,281
                                                                            ------------
INDUSTRIALS - 11.4%
AGCO*                                                           77,910             1,254
Arbitron*                                                       43,860             1,390
Arkansas Best                                                   54,870             1,395
Atlantic Coast Airline Holdings* (A)                           114,190               709
Career Education* (A)                                           44,475             2,176
Casella Waste Systems*                                         195,190             1,610
Circor International                                            89,710             1,219
Corinthian Colleges* (A)                                        43,835             1,731
DiamondCluster, Cl A*                                          111,875               157
Genesee & Wyoming, Cl A*                                        94,190             1,460
Headwaters*                                                     93,825             1,318
Heartland Express*                                              33,710               647
J.B. Hunt Transport Services                                    24,540               661
Mesa Air Group*                                                401,565             1,996
RailAmerica*                                                   229,342             1,399
SkyWest                                                         58,710               605
Swift Transportation*                                           38,410               615
Terex*                                                         114,560             1,416
ValueClick*                                                    330,120             1,000
Wabash National* (A)                                           651,170             4,102
Werner Enterprises                                              32,620               628
Yellow* (A)                                                     89,260             2,154
                                                                            ------------
                                                                                  29,642
                                                                            ------------
INFORMATION TECHNOLOGY - 27.4%
Aeroflex*                                                      566,620             3,207
Applied Films*                                                 774,670            12,510
Arris Group* (A)                                               328,330             1,215
Asyst Technologies*                                             72,200               391
ATMI* (A)                                                       75,875             1,461
AudioCodes* (A)                                                820,900             2,167
Business Objects* (A)                                           90,730             1,483
Cerner*                                                         10,490               340
ChipPAC, Cl A*                                                 567,725             2,044
Computer Network Technology* (A)                               164,650             1,133

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                     SHARES       VALUE (000)
----------------------------------------------------------------------------------------
Concur Technologies*                                           427,800      $      2,182
Cymer*                                                          63,240             1,496
DoubleClick*                                                   168,996             1,313
Genroco Warrants* (B)                                          103,794                --
Genus*                                                         756,328             1,210
Genus Warrants* (B)                                            116,158                --
IMPAC Medical Systems*                                          25,650               571
Inforte*                                                        97,600               577
Lawson Software*                                               404,090             1,875
Legato Systems* (A)                                            290,090             1,488
Micromuse*                                                     380,370             1,978
Microsemi*                                                     288,960             3,164
Mykrolis*                                                      519,630             4,339
Oak Technology*                                                 83,000               293
OmniVision Technologies* (A)                                    48,465             1,004
Online Resources*                                               90,580               237
Open Text* (A)                                                  37,075             1,032
Overland Storage*                                              209,085             3,005
Photon Dynamics*                                               209,150             3,422
Planar Systems*                                                 13,365               157
Predictive Systems*                                          1,087,250               283
Secure Computing* (A)                                          294,460             1,084
Semtech*                                                        50,520               765
SERENA Software*                                                94,440             1,507
SI International*                                               91,855               730
Stellent*                                                      554,290             2,339
Sypris Solutions                                               202,995             1,600
Take-Two Interactive Software* (A)                             235,690             5,268
TALX                                                            88,070             1,143
Tridium Warrant* (B) (C)                                        20,500                --
Tridium, Cl B (B) (C)                                          278,500               122
VideoPropulsion* (B)                                           809,856                --
Vitesse Semiconductor*                                         380,600               814
Westell Technologies*                                           76,040               307
                                                                            ------------
                                                                                  71,256
                                                                            ------------
MATERIALS - 6.8%
Agrium (A)                                                     119,630             1,286
Buckeye Technologies*                                          133,630               635
Century Aluminum                                               300,905             1,911
Constar International*                                         170,620             1,082
Crown Holdings* (A)                                            924,720             5,197
Jarden*                                                         57,530             1,496
Millennium Chemicals                                           190,030             2,220
Pope & Talbot                                                   95,720             1,201
Silgan Holdings*                                                52,240             1,158
Southwall Technologies* (A)                                    283,290               286
Steel Dynamics*                                                112,080             1,306
                                                                            ------------
                                                                                  17,778
                                                                            ------------
TELECOMMUNICATION SERVICES - 2.0%
General Communication*                                         421,775             2,510
Intrado* (A)                                                   173,560             1,371
J2 Global Communications* (A)                                   48,420             1,379
                                                                            ------------
                                                                                   5,260
                                                                            ------------
TOTAL COMMON STOCKS                                                              235,171
                                                                            ------------

DESCRIPTION                                           SHARES/PAR (000)       VALUE (000)
----------------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANIES - 2.6%
iShares Nasdaq Biotechnology Index Fund (A)                     46,590      $      2,385
Oil Service HOLDRs Trust (A)                                    79,810             4,393
                                                                            ------------
TOTAL REGISTERED INVESTMENT COMPANIES                                              6,778
                                                                            ------------
RELATED PARTY MONEY MARKET FUND - 5.8%
First American Prime Obligations Fund, Cl Y (D)             15,164,120            15,164
                                                                            ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                             15,164
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 24.3%
COMMERCIAL PAPER - 3.5%
CS First Boston
   1.638%, 12/01/03                                       $      1,107             1,107
Danske Bank
   1.508%, 12/22/03                                              1,107             1,107
Goldman Sachs
   1.518%, 08/28/03                                              1,439             1,439
Morgan Stanley
   1.518%, 06/17/03                                                554               554
   1.518%, 07/08/03                                                399               399
   1.518%, 09/22/03                                                554               554
Orchard Park
   1.475%, 01/06/04                                              1,107             1,107
UBS Financial
   1.390%, 04/01/03                                              2,767             2,767
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                             9,034
                                                                            ------------
CORPORATE OBLIGATIONS - 2.6%
CS First Boston
   1.760%, 04/11/03                                              1,107             1,107
Deutsche Bank
   1.470%, 03/22/03                                                554               554
   1.580%, 12/31/03                                                443               443
General Electric Capital Corporation
   1.355%, 07/09/07                                                554               554
Merrill Lynch
   1.538%, 05/05/03                                                941               941
Monet Trust
   1.360%, 12/28/03                                              1,107             1,107
SMM Trust 2002-M
   1.320%, 09/23/03                                              1,107             1,107
URI Trust
   1.329%, 09/18/03                                              1,107             1,107
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                        6,920
                                                                            ------------
MONEY MARKET FUNDS - 2.3%
AIM Liquid Assets Portfolio                                  1,882,137             1,882
Dreyfus Cash Manage Plus Fund                                  110,714               111
Evergreen Institutional Money Market Fund                      387,498               388
HSBC Investor Money Market Fund - Cl I                         332,141               332
Merrill Lynch Premier Institutional Fund                     2,144,364             2,145
Merrimac Cash Series Fund                                      332,142               332
One Group Institutional Prime Money
 Market Fund                                                   664,283               664
Reserve Primary Fund                                            55,357                55
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                           5,909
                                                                            ------------

DESCRIPTION                                                 PAR (000)        VALUE (000)
----------------------------------------------------------------------------------------
OTHER SHORT-TERM INVESTMENTS - 2.2%
Allied Irish Bank
   1.330%, 06/02/03                                       $        554      $        554
   1.340%, 05/09/03                                              1,107             1,107
Commonwealth Life
   1.678%, 04/01/03                                                559               559
General Electric Capital Assurance
   1.370%, 12/19/03                                                222               222
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                705               705
Security Life Denver
   1.490%, 03/15/04                                              1,107             1,107
   1.381%, 01/13/04                                              1,439             1,439
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                 5,693
                                                                            ------------
REPURCHASE AGREEMENTS - 13.7%
Bear Stearns
   1.420%, 04/10/03                                              2,214             2,214
CS First Boston
   1.370%, 04/01/03                                              2,214             2,214
   1.380%, 04/01/03                                                343               343
   1.380%, 04/01/03                                              2,768             2,768
Goldman Sachs
   1.360%, 06/10/03                                                554               554
   1.400%, 06/11/03                                                554               554
   1.420%, 04/07/03                                              1,107             1,107
   1.520%, 04/01/03                                              1,661             1,661
Greenwich Capital Markets
   1.430%, 04/01/03                                              3,321             3,321
Lehman Brothers
   1.560%, 04/01/03                                              1,107             1,107
   1.640%, 04/01/03                                                830               830
   1.640%, 04/01/03                                              3,598             3,598
Merrill Lynch
   1.560%, 04/01/03                                       $      1,384      $      1,384
   1.360%, 04/01/03                                              3,321             3,321
   1.500%, 04/01/03                                              1,661             1,661
   1.560%, 04/01/03                                              2,214             2,214
Morgan Stanley
   1.470%, 04/01/03                                              1,661             1,661
   1.510%, 04/01/03                                              3,443             3,443
Salomon Smith Barney
   1.540%, 04/01/03                                              1,661             1,661
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                       35,616
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $63,172)                                              63,172
                                                                            ------------
TOTAL INVESTMENTS - 123.0%
   (Cost $345,568)                                                               320,285
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (23.0)%                                      (59,891)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    260,394
                                                                            ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $58,427,281 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) Security is valued at fair value under guidelines established and approved by the board of directors. Total fair valued securities had a value of $122,540, which represents 0.05% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(C) Private placement security considered illiquid investment under guidelines established by the board of directors. As of March 31, 2003, the value of these investments is $122,540 or 0.05% of total net assets.

(D) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

SMALL CAP SELECT

DESCRIPTION                                                     SHARES       VALUE (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 88.6%
CONSUMER DISCRETIONARY - 19.7%
4Kids Entertainment* (A)                                       762,230      $      8,994
A.C. Moore Arts & Crafts* (A)                                1,025,000            14,176
Advanced Auto Parts* (A)                                       341,200            15,781
Aeropostale*                                                   579,450             7,678
Alliance Atlantis Communications, Cl B*                        942,206             7,773
Applebee's International (A)                                   178,300             5,000
BearingPoint* (A)                                            1,823,000            11,613
Beazer Homes USA* (A)                                           77,850             4,578
CSK Auto*                                                      459,750             4,184
Cumulus Media, Cl A*                                            98,700             1,437
Electronics Boutique & Holdings* (A)                           337,551             5,667
Fairmont Hotels & Resorts (A)                                  472,600            10,634
Gaylord Entertainment*                                         435,600             7,819
Jo-Ann Stores, Cl A* (A)                                        74,700             1,494
Kirkland's*                                                    657,550             8,219
LIN TV, Cl A*                                                   10,900               223
Michaels Stores* (A)                                           250,600             6,267
Orient Express Hotels*                                         524,702             5,132
O'Reilly Automotive* (A)                                       364,748             9,885
Polaris Industries (A)                                          85,050             4,229
Ruby Tuesday (A)                                               373,500             7,619
Standard Pacific (A)                                           257,550             6,570
Station Casinos* (A)                                           417,250             8,808
The Wet Seal, Cl A*                                            989,150             7,221
Too*                                                           430,700             7,154
Ultimate Electronics* (A)                                      101,350               806
                                                                            ------------
                                                                                 178,961
                                                                            ------------
CONSUMER STAPLES - 2.1%
Coors Adolph                                                    59,950             2,907
Performance Food Group* (A)                                    522,879            16,031
                                                                            ------------
                                                                                  18,938
                                                                            ------------
ENERGY - 10.9%
FMC Technologies*                                              501,200             9,623
Helmerich & Payne (A)                                          454,750            11,651
Lone Star Technologies*                                        390,550             8,248
National-Oilwell* (A)                                          172,746             3,868
Oceaneering International*                                     176,400             3,854
Patterson-UTI Energy* (A)                                       79,000             2,556
Pioneer Natural Resources*                                     258,815             6,496
Premcor*                                                       439,200            11,283
Teekay Shipping (A)                                            218,800             8,489
Ultra Petroleum*                                             1,325,750            11,706
Valero Energy (A)                                              112,950             4,674
Varco International*                                           901,600            16,508
                                                                            ------------
                                                                                  98,956
                                                                            ------------
FINANCIALS - 11.2%
Ameritrade Holding* (A)                                        285,950             1,418
Arthur J. Gallagher (A)                                        231,330             5,679
Brookline Bancorp                                              571,750             7,158
Cullen/Frost Bankers                                           185,280             5,629
East West Bancorp                                              272,215             8,398
Everest Re Group                                               244,250            13,974
First Niagara Financial Group                                  459,250             5,397
Hudson City Bancorp                                            495,350            10,026
Investors Financial Services (A)                               202,940             4,941
Jefferies Group (A)                                            411,194            14,782
LaBranche (A)                                                  232,100      $      4,266
Platinum Underwriter Holdings (A)                              377,700             9,575
Provident Financial Services*                                   86,200             1,363
RenaissanceRe Holdings (A)                                     214,350             8,585
                                                                            ------------
                                                                                 101,191
                                                                            ------------
HEALTH CARE - 13.4%
Accredo Health* (A)                                            131,050             3,190
Amylin Pharmaceuticals* (A)                                    305,930             4,956
Celgene* (A)                                                   221,750             5,783
Cephalon* (A)                                                  151,790             6,063
Community Health Systems* (A)                                  444,526             9,108
CTI Molecular Imaging* (A)                                     213,850             4,191
Henry Schein*                                                  259,400            11,699
Medicis, Cl A* (A)                                             102,107             5,676
Mid-Atlantic Medical Services*                                  83,850             3,400
Omnicare (A)                                                   704,525            19,170
Pharmaceutical Product Development* (A)                        399,870            10,737
Priority Healthcare, Cl B* (A)                                 395,450            10,539
Province Healthcare* (A)                                       249,350             2,207
Respironics*                                                   166,519             5,723
Triad Hospitals* (A)                                           502,455            13,516
United Surgical Partners* (A)                                  307,390             5,684
                                                                            ------------
                                                                                 121,642
                                                                            ------------
INDUSTRIALS - 12.9%
Albany International, Cl A*                                    400,950             9,186
Alliant Techsystems* (A)                                       306,850            16,573
Coinstar* (A)                                                  433,800             7,284
DRS Technologies*                                              322,850             8,074
EDO (A)                                                        228,740             4,140
Heartland Express*                                             243,500             4,670
Kroll* (A)                                                     735,900            15,756
Mesa Air Group*                                                442,900             2,201
Navistar International* (A)                                    348,550             8,578
Northwest Airlines* (A)                                        730,600             5,041
Republic Services*                                             339,550             6,737
Swift Transportation* (A)                                      102,200             1,635
Triumph Group*                                                 247,600             5,559
United Defense Industries*                                      25,750               557
Waste Connections* (A)                                         269,250             9,289
Werner Enterprises                                             236,950             4,564
Yellow* (A)                                                    294,500             7,106
                                                                            ------------
                                                                                 116,950
                                                                            ------------
INFORMATION TECHNOLOGY - 16.1%
Aeroflex*                                                      855,674             4,843
Agere Systems*                                                 796,000             1,274
Anaren Microwave* (A)                                          435,175             3,764
ATMI* (A)                                                      349,622             6,734
Axcelis Technologies*                                          587,400             2,778
Business Objects* (A)                                          595,670             9,739
Cerner* (A)                                                    138,900             4,498
Cymer* (A)                                                     224,650             5,313
Entegris*                                                    1,662,360            16,557
Fisher Scientific International* (A)                           153,387             4,289
Inforte*                                                       678,980             4,013
Integrated Circuit Systems* (A)                                108,450             2,353
Integrated Device Technology*                                  703,600             5,587
IXYS*                                                          571,143             3,021
Kronos*                                                         22,370               784

DESCRIPTION                                           SHARES/PAR (000)       VALUE (000)
----------------------------------------------------------------------------------------
Legato Systems*                                                992,250      $      5,090
Manhattan Associates*                                          216,750             3,800
ManTech International*                                         143,450             2,126
Mykrolis*                                                    2,233,998            18,654
Polycom* (A)                                                   212,200             1,715
SERENA Software* (A)                                           591,800             9,446
Take-Two Interactive Software* (A)                             441,021             9,857
Tier Technologies*                                             432,800             4,380
TriZetto Group* (A)                                            351,400             1,451
Varian Semiconductor Equipment Associates* (A)                 132,780             2,701
Vastera*                                                       565,589             2,155
Zoran* (A)                                                     675,250             8,717
                                                                            ------------
                                                                                 145,639
                                                                            ------------
MATERIALS - 1.6%
Agrium                                                         266,650             2,867
Arch Coal (A)                                                  171,950             3,269
Bowater (A)                                                    225,600             8,381
                                                                            ------------
                                                                                  14,517
                                                                            ------------
TELECOMMUNICATION SERVICES - 0.7%
General Communication*                                       1,113,840             6,627
                                                                            ------------
TOTAL COMMON STOCKS                                                              803,421
                                                                            ------------
REGISTERED INVESTMENT COMPANY - 1.0%
iShares S&P SmallCap 600 Index                                  98,300             8,992
                                                                            ------------
TOTAL REGISTERED INVESTMENT COMPANY                                                8,992
                                                                            ------------
RELATED PARTY MONEY MARKET FUND - 8.9%
First American Prime Obligations Fund, Cl Y (B)             80,486,526            80,487
                                                                            ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                             80,487
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 31.7%
COMMERCIAL PAPER - 4.5%
CS First Boston
   1.638%, 12/01/03                                       $      5,033             5,033
Danske Bank
   1.508%, 12/22/03                                              5,033             5,033
Goldman Sachs
   1.518%, 08/28/03                                              6,542             6,542
Morgan Stanley
   1.518%, 06/17/03                                              2,516             2,516
   1.518%, 07/08/03                                              1,812             1,812
   1.518%, 09/22/03                                              2,516             2,516
Orchard Park
   1.475%, 01/06/04                                              5,033             5,033
UBS Financial
   1.390%, 04/01/03                                             12,579            12,579
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                            41,064
                                                                            ------------
CORPORATE OBLIGATIONS - 3.5%
CS First Boston
   1.760%, 04/11/03                                              5,033             5,033
Deutsche Bank
   1.470%, 03/22/03                                              2,516             2,516
   1.580%, 12/31/03                                              2,013             2,013
General Electric Capital Corporation
   1.355%, 07/09/07                                              2,516             2,516
Merrill Lynch
   1.538%, 05/05/03                                              4,278             4,278
Monet Trust
   1.360%, 12/28/03                                       $      5,033      $      5,033
SMM Trust 2002-M
   1.320%, 09/23/03                                              5,032             5,032
URI Trust
   1.329%, 09/18/03                                              5,032             5,032
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                       31,453
                                                                            ------------
MONEY MARKET FUNDS - 3.0%
AIM Liquid Assets Portfolio                                  8,555,193             8,555
Dreyfus Cash Manage Plus Fund                                  503,247               503
Evergreen Institutional Money Market Fund                    1,761,363             1,761
HSBC Investor Money Market Fund - Cl I                       1,509,740             1,510
Merrill Lynch Premier Institutional Fund                     9,747,141             9,747
Merrimac Cash Series Fund                                    1,509,340             1,509
One Group Institutional Prime Money
   Market Fund                                               3,019,480             3,020
Reserve Primary Fund                                           251,623               252
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                          26,857
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 2.9%
Allied Irish Bank
   1.330%, 06/02/03                                              2,516             2,516
   1.340%, 05/09/03                                              5,032             5,032
Commonwealth Life
   1.678%, 04/01/03                                              2,541             2,541
General Electric Capital Assurance
   1.370%, 12/19/03                                              1,007             1,007
Premium Asset Trust 02-7
   1.381%, 08/23/03                                              3,206             3,206
Security Life Denver
   1.490%, 03/15/04                                              5,032             5,032
   1.381%, 01/13/04                                              6,542             6,542
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                25,876
                                                                            ------------
REPURCHASE AGREEMENTS - 17.8%
Bear Stearns
   1.420%, 04/10/03                                             10,065            10,065
CS First Boston
   1.370%, 04/01/03                                             10,065            10,065
   1.380%, 04/01/03                                              1,560             1,560
   1.380%, 04/01/03                                             12,581            12,581
Goldman Sachs
   1.360%, 06/10/03                                              2,516             2,516
   1.400%, 06/11/03                                              2,516             2,516
   1.420%, 04/07/03                                              5,032             5,032
   1.520%, 04/01/03                                              7,549             7,549
Greenwich Capital Markets
   1.430%, 04/01/03                                             15,097            15,097
Lehman Brothers
   1.560%, 04/01/03                                              5,032             5,032
   1.640%, 04/01/03                                              3,774             3,774
   1.640%, 04/01/03                                             16,356            16,356
Merrill Lynch
   1.560%, 04/01/03                                              6,291             6,291
   1.360%, 04/01/03                                             15,097            15,097
   1.500%, 04/01/03                                              7,549             7,549
   1.560%, 04/01/03                                             10,065            10,065
Morgan Stanley
   1.470%, 04/01/03                                              7,549             7,549
   1.510%, 04/01/03                                             15,651            15,651

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                 PAR (000)        VALUE (000)
----------------------------------------------------------------------------------------
Salomon Smith Barney
   1.540%, 04/01/03                                       $      7,549      $      7,549
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                      161,894
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $287,144)                                            287,144
                                                                            ------------
TOTAL INVESTMENTS - 130.2%
   (Cost $1,224,817)                                                           1,180,044
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (30.2)%                                     (273,861)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    906,183
                                                                            ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $275,199,409 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

Cl  - Class

SMALL CAP VALUE FUND

DESCRIPTION                                                     SHARES       VALUE (000)
----------------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 11.9%
A.C. Moore Arts & Crafts*                                      234,100      $      3,238
Ashworth*                                                      452,100             2,871
Buca*                                                          234,500             1,290
D.R. Horton (A)                                                393,146             7,548
Information Holdings*                                           78,500             1,264
La-Z-Boy                                                        67,600             1,168
LodgeNet Entertainment*                                        613,100             5,211
O'Charley's*                                                   276,100             5,293
School Specialty* (A)                                          329,800             5,861
Timberland, Cl A* (A)                                          181,150             7,574
Tower Automotive*                                              800,800             1,898
Ultimate Electronics*                                          242,200             1,925
West Marine*                                                    88,100             1,476
                                                                            ------------
                                                                                  46,617
                                                                            ------------
CONSUMER STAPLES - 3.1%
Dean Foods* (A)                                                 89,700             3,849
Regis                                                          203,700             5,074
Steiner Leisure*                                               272,000             3,074
                                                                            ------------
                                                                                  11,997
                                                                            ------------
ENERGY - 4.2%
Evergreen Resources* (A)                                       106,100             4,807
Forest Oil*                                                    154,000             3,434
Newfield Exploration*                                          139,150             4,716
Newpark Resources*                                             485,850             2,201
Tesoro Petroleum* (A)                                          184,100             1,362
                                                                            ------------
                                                                                  16,520
                                                                            ------------
FINANCIALS - 30.1%
American Capital Strategies (A)                                203,700             4,563
Astoria Financial (A)                                          165,850             3,853
Camden Property Trust (REIT)                                   108,600             3,519
CBL & Associates Properties (REIT)                             108,900             4,420
Chelsea Property Group (REIT) (A)                              130,100             4,846
City National (A)                                               93,300             4,100
Community First Bankshares                                     246,200             6,290
Corporate Office Properties Trust (REIT)                       274,100             4,084
Downey Financial                                                23,100               910
E*TRADE Group* (A)                                             767,400             3,231
Federal Agricultural Mortgage, Cl C*                            76,750             1,672
First Republic Bank*                                           357,630             7,725
Greater Bay Bancorp (A)                                        168,700             2,412
Highwoods Properties (REIT)                                    200,700             4,102
Horace Mann Educators (A)                                      173,600             2,278
LandAmerica Financial Group                                     68,050             2,705
Lexington Corporate Properties Trust (REIT)                    187,886             3,203
Local Financial*                                               217,600             3,138
Markel* (A)                                                     22,750             5,089
National Commerce Financial                                    118,100             2,799
Pan Pacific Retail Properties (REIT) (A)                        69,900             2,646
Philadelphia Consolidated Holding*                             131,100             4,720
Phoenix Companies (A)                                          259,900             1,882
Platinum Underwriter Holdings (A)                               82,400             2,089
Protective Life                                                222,100             6,341
PS Business Parks (REIT)                                        80,850             2,405
Radian Group (A)                                               374,268            12,493
Redwood Trust (REIT) (A)                                        61,500             1,999
RLI                                                             72,950             1,960

DESCRIPTION                                                     SHARES       VALUE (000)
----------------------------------------------------------------------------------------
Sterling Bancshares                                            257,700      $      3,064
Windrose Medical Properties Trust (REIT)                       303,300             2,881
                                                                            ------------
                                                                                 117,419
                                                                            ------------
HEALTH CARE - 9.3%
Cooper (A)                                                     111,400             3,331
Cytec* (A)                                                     609,450             7,953
HealthSouth* (A)                                               410,700                35
Kensey Nash* (A)                                               162,700             3,332
Natus Medical*                                                 531,500             1,812
Province Healthcare* (A)                                       547,700             4,847
Regeneration Technologies*                                     268,130             2,413
RehabCare Group* (A)                                           229,250             4,092
Renal Care* (A)                                                188,950             5,891
Res-Care*                                                      131,400               384
Serologicals*                                                  264,500             2,248
                                                                            ------------
                                                                                  36,338
                                                                            ------------
INDUSTRIALS - 19.3%
AGCO* (A)                                                      121,100             1,950
Alliant Techsystems* (A)                                       128,025             6,915
American Woodmark                                               85,750             3,782
C&D Technologies                                               116,200             1,392
Coinstar*                                                      342,000             5,742
Dollar Thrifty Automotive*                                     117,450             1,956
ExpressJet Holdings*                                           431,000             3,534
General Maritime*                                              110,450               939
Headwaters*                                                    132,600             1,863
ITT Educational Services*                                      255,700             7,160
Landstar*                                                       89,600             5,152
Mercury Computer Systems*                                       34,150               929
Moog, Cl A*                                                    302,400             9,253
NCO Group*                                                     244,000             3,538
On Assignment*                                                 629,750             2,664
Pacer International*                                           104,900             1,314
Pentair                                                         76,300             2,697
Simpson Manufacturing*                                          74,700             2,525
Teletech Holdings*                                             515,800             2,801
Tredegar                                                       110,600             1,322
Tsakos Energy Navigation                                       142,100             1,847
Waste Connections* (A)                                         181,700             6,269
                                                                            ------------
                                                                                  75,544
                                                                            ------------
INFORMATION TECHNOLOGY - 13.3%
3Com*                                                          475,400             2,344
Actel* (A)                                                     230,600             3,934
Advanced Digital Information*                                  286,350             1,973
Allen Telecom*                                                 122,650             1,196
BARRA* (A)                                                     138,700             4,118
Black Box* (A)                                                  71,950             2,132
Business Objects* (A)                                          124,900             2,042
Carreker* (A)                                                  443,000               908
DSP Group*                                                      66,000             1,197
FSI International*                                             224,200               522
Hutchinson Technology*                                          85,250             2,107
Hyperion Solutions* (A)                                         66,300             1,608
Innovex*                                                       546,600             3,575
JDA Software*                                                  239,800             2,424
Mykrolis*                                                      325,700             2,720
Nassda*                                                        192,150             1,268
Novell*                                                        298,550               642
Open Text* (A)                                                  72,650      $      2,022
ProQuest* (A)                                                  504,100            10,420
RadiSys*                                                       293,600             1,947
THQ* (A)                                                       167,200             2,187
Vastera*                                                       181,250               691
                                                                            ------------
                                                                                  51,977
                                                                            ------------
MATERIALS - 2.0%
FMC*                                                            90,700             1,422
Georgia Gulf                                                    95,600             1,924
Gibraltar Steel                                                 96,300             1,795
L.B. Foster*                                                   254,000               978
Oregon Steel Mills*                                            228,200               536
Quanex                                                          34,100             1,081
                                                                            ------------
                                                                                   7,736
                                                                            ------------
UTILITIES - 4.5%
AGL Resources                                                   70,300             1,661
CLECO                                                          168,100             2,110
NSTAR (A)                                                      175,000             7,003
Unisource Energy Holding                                       397,900             6,884
                                                                            ------------
                                                                                  17,658
                                                                            ------------
TOTAL COMMON STOCKS                                                              381,806
                                                                            ------------
RELATED PARTY MONEY MARKET FUND - 2.3%
First American Prime Obligations Fund, Cl Y (B)              8,898,042             8,898
                                                                            ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                              8,898
                                                                            ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
 FROM SECURITIES LENDING - 32.8%
COMMERCIAL PAPER - 4.7%
CS First Boston
   1.638%, 12/01/03                                       $      2,249             2,249
Danske Bank
   1.508%, 12/22/03                                              2,249             2,249
Goldman Sachs
   1.518%, 08/28/03                                              2,923             2,923
Morgan Stanley
   1.518%, 06/17/03                                              1,124             1,124
   1.518%, 07/08/03                                                809               809
   1.518%, 09/22/03                                              1,124             1,124
Orchard Park
   1.475%, 01/06/04                                              2,249             2,249
UBS Financial
   1.390%, 04/01/03                                              5,621             5,621
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                            18,348
                                                                            ------------
CORPORATE OBLIGATIONS - 3.6%
CS First Boston
   1.760%, 04/11/03                                              2,249             2,249
Deutsche Bank
   1.470%, 03/22/03                                              1,124             1,124
   1.580%, 12/31/03                                                899               899
General Electric Capital Corporation
   1.355%, 07/09/07                                              1,124             1,124
Merrill Lynch
   1.538%, 05/05/03                                              1,911             1,911
Monet Trust
   1.360%, 12/28/03                                              2,249             2,249
SMM Trust 2002-M
   1.320%, 09/23/03                                              2,249             2,249

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                           SHARES/PAR (000)       VALUE (000)
----------------------------------------------------------------------------------------
URI Trust
   1.329%, 09/18/03                                       $      2,249      $      2,249
                                                                            ------------
TOTAL CORPORATE OBLIGATIONS                                                       14,054
                                                                            ------------
MONEY MARKET FUNDS - 3.1%
AIM Liquid Assets Portfolio                                  3,822,595             3,823
Dreyfus Cash Manage Plus Fund                                  224,858               225
Evergreen Institutional Money Market Fund                      787,005               787
HSBC Investor Money Market Fund - Cl I                         674,576               674
Merrill Lynch Premier Institutional Fund                     4,355,177             4,355
Merrimac Cash Series Fund                                      674,576               675
One Group Institutional Prime
 Money Market Fund                                           1,349,151             1,349
Reserve Primary Fund                                           112,429               112
                                                                            ------------
TOTAL MONEY MARKET FUNDS                                                          12,000
                                                                            ------------
OTHER SHORT-TERM INVESTMENTS - 2.9%
Allied Irish Bank
   1.330%, 06/02/03                                              1,124             1,124
   1.340%, 05/09/03                                              2,249             2,249
Commonwealth Life
   1.678%, 04/01/03                                              1,135             1,135
General Electric Capital Assurance
   1.370%, 12/19/03                                                450               450
Premium Asset Trust 02-7
   1.381%, 08/23/03                                              1,432             1,432
Security Life Denver
   1.490%, 03/15/04                                              2,249             2,249
   1.381%, 01/13/04                                              2,923             2,923
                                                                            ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                11,562
                                                                            ------------
REPURCHASE AGREEMENTS - 18.5%
Bear Stearns
   1.420%, 04/10/03                                              4,497             4,497
CS First Boston
   1.370%, 04/01/03                                              4,497             4,497
   1.380%, 04/01/03                                                697               697
   1.380%, 04/01/03                                              5,621             5,621
Goldman Sachs
   1.360%, 06/10/03                                              1,124             1,124
   1.400%, 06/11/03                                              1,124             1,124
   1.420%, 04/07/03                                              2,249             2,249
   1.520%, 04/01/03                                              3,373             3,373
Greenwich Capital Markets
   1.430%, 04/01/03                                              6,746             6,746
Lehman Brothers
   1.560%, 04/01/03                                              2,249             2,249
   1.640%, 04/01/03                                              1,686             1,686
   1.640%, 04/01/03                                              7,308             7,308
Merrill Lynch
   1.560%, 04/01/03                                              2,811             2,811
   1.360%, 04/01/03                                              6,746             6,746
   1.500%, 04/01/03                                              3,373             3,373
   1.560%, 04/01/03                                              4,497             4,497
Morgan Stanley
   1.470%, 04/01/03                                              3,373             3,373
   1.510%, 04/01/03                                              6,993             6,993
Salomon Smith Barney
   1.540%, 04/01/03                                       $      3,373      $      3,373
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                       72,337
                                                                            ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $128,301)                                            128,301
                                                                            ------------
TOTAL INVESTMENTS - 132.8%
   (Cost $525,285)                                                               519,005
                                                                            ------------
OTHER ASSETS AND LIABILITIES, NET - (32.8)%                                     (128,154)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $    390,851
                                                                            ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $121,194,338 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

Cl  - Class

REIT - Real Estate Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                    SMALL CAP GROWTH      SMALL CAP      SMALL CAP
                                                                  OPPORTUNITIES FUND    SELECT FUND     VALUE FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value *+                                   $   320,285    $ 1,180,044    $   519,005
Cash                                                                           2,276              8             --
Dividends and interest receivable                                                 61            150            344
Capital shares sold                                                              465            742            390
Receivable for investment securities sold                                      5,101         34,631          1,819
Prepaid expenses and other assets                                                 35             38             20
Other receivables                                                                 --             10             --
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                 328,223      1,215,623        521,578
==================================================================================================================
LIABILITIES:
Capital shares redeemed                                                        1,000            994            409
Bank overdraft                                                                    --             --              1
Payable upon return of securities loaned                                      63,172        287,144        128,301
Payable for investment securities purchased                                    3,307         20,587          1,686
Payable for advisory, co-administration, and custodian fees                      336            686            311
Distribution and shareholder servicing fees                                       13             28             18
Accrued expenses and other liabilities                                             1              1              1
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             67,829        309,440        130,727
==================================================================================================================
NET ASSETS                                                               $   260,394    $   906,183    $   390,851
==================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                        $   327,737    $   968,559    $   398,351
Accumulated net investment income (loss)                                      (2,059)        (1,916)           228
Accumulated net realized loss on investments                                 (40,001)       (15,687)        (1,448)
Net unrealized depreciation of investments                                   (25,283)       (44,773)        (6,280)
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $   260,394    $   906,183    $   390,851
==================================================================================================================
 *Investments in securities, at cost                                     $   345,568    $ 1,224,817    $   525,285
 +Including securities loaned                                            $    58,427    $   275,199    $   121,194

CLASS A:
Net assets                                                               $    43,404    $    55,301    $    25,577
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                                   2,972          4,910          2,327
Net asset value and redemption price per share                           $     14.63    $     11.26    $     10.99
Maximum offering price per share (1)                                     $     15.48    $     11.92    $     11.63

CLASS B:
Net assets                                                               $     3,732    $     8,925    $    10,884
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                                     265            854          1,036
Net asset value, offering price, and redemption price per share (2)      $     14.08    $     10.45    $     10.51

CLASS C:
Net assets                                                               $       369    $     8,666    $     3,685
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                                      26            777            347
Net asset value per share (2)                                            $     14.48    $     11.15    $     10.62
Maximum offering price per share (3)                                     $     14.63    $     11.26    $     10.73

CLASS S:
Net assets                                                               $     2,460    $     8,737    $       947
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                                     168            777             86
Net asset value, offering price, and redemption
 price per share                                                         $     14.64    $     11.24    $     10.99

CLASS Y:
Net assets                                                               $   210,429    $   824,554    $   349,758
Shares issued and outstanding
 ($0.0001 par value -- 2 billion authorized)                                  13,946         71,026         31,481
Net asset value, offering price, and redemption price per share          $     15.12    $     11.61    $     11.11
------------------------------------------------------------------------------------------------------------------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                    SMALL CAP GROWTH      SMALL CAP      SMALL CAP
                                                                  OPPORTUNITIES FUND    SELECT FUND     VALUE FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $        78    $       280    $       160
Dividends                                                                        252            817          2,379
Securities lending                                                                59             76             59
Other income                                                                      --            169             15
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                          389          1,342          2,613
==================================================================================================================
EXPENSES:
Investment advisory fees                                                       1,970          2,294          1,407
Co-administration fees and expenses (including per account transfer
  agency fees)                                                                   397            925            564
Custodian fees                                                                    14             33             20
Directors' fees                                                                    2              5              3
Registration fees                                                                 18             11             17
Professional fees                                                                  3              7              5
Printing                                                                           5             12              8
Miscellaneous expenses                                                             3              7              5
Distribution and shareholder servicing fees - Class A                             61             47             33
Distribution and shareholder servicing fees - Class B                             20             28             58
Distribution and shareholder servicing fees - Class C                              1             23             21
Shareholder servicing fees - Class S                                               3             12              1
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 2,497          3,404          2,142
==================================================================================================================
Less: Waiver of expenses                                                         (49)          (148)           (59)
------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                             2,448          3,256          2,083
==================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                (2,059)        (1,914)           530
==================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                      (17,872)          (105)         2,645
Net change in unrealized appreciation or depreciation of investments          33,982          9,158        (12,460)
------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                                16,110          9,053         (9,815)
==================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $    14,051    $     7,139    $    (9,285)
==================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                   SMALL CAP GROWTH                     SMALL CAP
                                                                                 OPPORTUNITIES FUND                   SELECT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                             10/1/02        10/1/01        10/1/02        10/1/01
                                                                                  TO             TO             TO             TO
                                                                             3/31/03        9/30/02        3/31/03        9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                         (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                          $     (2,059)  $     (4,747)  $     (1,914)  $     (2,747)
Net realized gain (loss) on investments                                      (17,872)       (14,699)          (105)       (14,145)
Net change in unrealized appreciation or depreciation of investments          33,982        (38,629)         9,158        (37,514)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               14,051        (58,075)         7,139        (54,406)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                        --             --             --             --
   Class Y                                                                        --             --             --             --
Net realized gain on investments:
   Class A                                                                        --             --             --         (1,300)
   Class B                                                                        --             --             --           (158)
   Class C                                                                        --             --             --             --
   Class S                                                                        --             --             --           (450)
   Class Y                                                                        --             --             --        (21,686)
Tax return of capital (2):
   Class A                                                                        --            (79)            --             --
   Class B                                                                        --             (7)            --             --
   Class C                                                                        --             --             --             --
   Class S                                                                        --             (4)            --             --
   Class Y                                                                        --           (367)            --             (1)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                               --           (457)            --        (23,595)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                         9,566         66,579          5,825         29,998
   Reinvestment of distributions                                                  --             74             --          1,251
   Payments for redemptions                                                  (13,275)       (54,278)        (5,766)        (7,318)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --         20,516             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                   (3,709)        12,375         20,575         23,931
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                           347          2,871          1,241          4,926
   Reinvestment of distributions                                                  --              5             --            151
   Payments for redemptions                                                     (576)          (887)          (532)        (1,319)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --          3,568             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                     (229)         1,989          4,277          3,758
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                           225            547          6,288          4,274
   Reinvestment of distributions                                                  --             --             --             --
   Payments for redemptions                                                     (132)          (191)          (629)          (331)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --              3             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                       93            356          5,662          3,943
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                           653          1,231          3,326          8,056
   Reinvestment of distributions                                                  --              3             --            414
   Payments for redemptions                                                     (316)          (822)        (3,031)        (3,379)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --            495             --
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                 337            412            790          5,091
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                        23,701         38,639        162,003        215,508
   Reinvestment of distributions                                                  --            334             --         17,900
   Payments for redemptions                                                  (33,189)       (52,763)       (62,182)       (54,921)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --        186,283             --
   Shares issued in connection with the acquisition of
     Common Trust Fund net assets                                                 --             --        129,674             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   (9,488)       (13,790)       415,778        178,487
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            (12,996)         1,342        447,082        215,210
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        1,055        (57,190)       454,221        137,209
NET ASSETS AT BEGINNING OF PERIOD                                            259,339        316,529        451,962        314,753
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                             $    260,394   $    259,339   $    906,183   $    451,962
=================================================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD               $     (2,059)  $         --   $     (1,916)  $         (2)
=================================================================================================================================

                                                                                          SMALL CAP
                                                                                         VALUE FUND
---------------------------------------------------------------------------------------------------
                                                                             10/1/02        10/1/01
                                                                                  TO             TO
                                                                             3/31/03        9/30/02
                                                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------
OPERATIONS:
Investment income (loss) - net                                          $        530   $        359
Net realized gain (loss) on investments                                        2,645         (4,026)
Net change in unrealized appreciation or depreciation of investments         (12,460)           595
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               (9,285)        (3,072)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                        (4)            (9)
   Class Y                                                                      (326)          (232)
Net realized gain on investments:
   Class A                                                                        --         (4,957)
   Class B                                                                        --         (1,853)
   Class C                                                                        --           (685)
   Class S                                                                        --             --
   Class Y                                                                        --        (60,108)
Tax return of capital (2):
   Class A                                                                        --             (9)
   Class B                                                                        --             (4)
   Class C                                                                        --             (2)
   Class S                                                                        --             --
   Class Y                                                                        --           (125)
---------------------------------------------------------------------------------------------------
Total distributions                                                             (330)       (67,984)
---------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                         2,944         15,440
   Reinvestment of distributions                                                   4          4,903
   Payments for redemptions                                                   (3,922)       (22,134)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                     (974)        (1,791)
---------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                           526          2,929
   Reinvestment of distributions                                                  --          1,829
   Payments for redemptions                                                   (1,331)        (2,742)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                     (805)         2,016
---------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                           473          1,961
   Reinvestment of distributions                                                  --            680
   Payments for redemptions                                                   (1,539)        (1,345)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                   (1,066)         1,296
---------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                           606            554
   Reinvestment of distributions                                                  --             --
   Payments for redemptions                                                      (56)           (30)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --
---------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                 550            524
---------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                        32,146        115,959
   Reinvestment of distributions                                                 258         50,436
   Payments for redemptions                                                  (42,245)      (170,110)
   Shares issued in connection with the acquisition of Fund
     net assets                                                                   --             --
   Shares issued in connection with the acquisition of
     Common Trust Fund net assets                                                 --             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   (9,841)        (3,715)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions            (12,136)        (1,670)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (21,751)       (72,726)
NET ASSETS AT BEGINNING OF PERIOD                                            412,602        485,328
===================================================================================================
NET ASSETS AT END OF PERIOD                                             $    390,851   $    412,602
===================================================================================================
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD               $        228   $         28
===================================================================================================

(1)  See Note 4 in Notes to Financial Statements for additional information.
(2) Distributions from tax return of capital for Small Cap Growth Opportunities Fund Class C, Small Cap Select Fund Class A, B, C, and S, and Small Cap Value Fund Class S were less than $1,000 for the fiscal year ended September 30, 2002.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

fINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                         REALIZED AND
                                         NET ASSET                         UNREALIZED         DIVIDENDS
                                             VALUE              NET          GAINS OR          FROM NET
                                         BEGINNING       INVESTMENT       (LOSSES) ON        INVESTMENT
                                         OF PERIOD    INCOME (LOSS)       INVESTMENTS            INCOME
-------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES(1)
Class A
  2003(3)(11)                      $         13.86  $         (0.13)  $          0.90   $            --
  2002                                       16.89            (0.26)            (2.74)               --
  2001(2)(3)                                 31.26            (0.17)            (5.20)               --
  2000(3)                                    21.80            (0.40)            15.99                --
  1999                                       12.38            (0.26)             9.71                --
  1998(3)                                    17.47            (0.25)            (3.17)               --
Class B
  2003(3)(11)                      $         13.39  $         (0.18)  $          0.87   $            --
  2002                                       16.44            (0.39)            (2.63)               --
  2001(2)(3)                                 30.84            (0.31)            (5.09)               --
  2000(3)                                    21.69            (0.61)            15.89                --
  1999(3)(4)                                 13.74            (0.30)             8.25                --
Class C
  2003(3)(11)                      $         13.77  $         (0.18)  $          0.89   $            --
  2002                                       16.90            (0.19)            (2.91)               --
  2001(3)(5)                                 16.34               --              0.56                --
Class S
  2003(3)(11)                      $         13.86  $         (0.13)  $          0.91   $            --
  2002                                       16.89            (0.26)            (2.74)               --
  2001(3)(6)                                 20.01            (0.19)            (2.93)               --
Class Y
  2003(3)(11)                      $         14.30  $         (0.11)  $          0.93   $            --
  2002                                       17.38            (0.25)            (2.80)               --
  2001(2)(3)                                 31.83            (0.12)            (5.33)               --
  2000                                       22.06            (0.31)            16.21                --
  1999                                       12.49            (0.19)             9.79                --
  1998                                       17.57            (0.22)            (3.19)               --
-------------------------------------------------------------------------------------------------------
SMALL CAP SELECT(7)
Class A
  2003(3)(11)                      $         10.68  $         (0.05)  $          0.63   $            --
  2002(3)                                    11.97            (0.10)            (0.30)               --
  2001(2)(3)                                 17.60            (0.03)            (1.89)               --
  2000(3)(8)                                 13.84            (0.10)             4.13             (0.01)
  1999(3)                                    11.86            (0.07)             2.10                --
  1998                                       15.03            (0.06)            (1.89)               --
Class B
  2003(3)(11)                      $          9.95  $         (0.08)  $          0.58   $            --
  2002(3)                                    11.28            (0.19)            (0.25)               --
  2001(2)(3)                                 16.90            (0.12)            (1.79)               --
  2000(3)(8)                                 13.38            (0.13)             3.92                --
  1999(3)                                    11.53            (0.16)             2.06                --
  1998                                       14.74            (0.14)            (1.85)               --
Class C(3)
  2003(11)                         $         10.62  $         (0.09)  $          0.62   $            --
  2002                                       11.97            (0.20)            (0.26)               --
  2001(5)                                    11.72               --              0.25                --
Class S
  2003(3)(11)                      $         10.66  $         (0.05)  $          0.63   $            --
  2002(3)                                    11.94            (0.10)            (0.29)               --
  2001(2)(3)                                 17.55            (0.01)            (1.89)               --
  2000(3)(8)                                 13.80            (0.01)             4.03             (0.01)
  1999(3)                                    11.82            (0.07)             2.10                --
  1998                                       14.98            (0.07)            (1.87)               --
Class Y
  2003(3)(11)                      $         11.00  $         (0.03)  $          0.64   $            --
  2002(3)                                    12.26            (0.07)            (0.30)               --
  2001(2)(3)                                 17.92             0.00             (1.95)               --
  2000(3)(8)                                 14.07             0.05              4.10             (0.03)
  1999(3)                                    12.02            (0.03)             2.13                --
  1998                                       15.17            (0.02)            (1.91)               --


                                                       DISTRIBUTIONS
                                     DISTRIBUTIONS              FROM
                                              FROM         RETURN OF
                                     CAPITAL GAINS       CAPITAL (9)
--------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES(1)
Class A
  2003(3)(11)                      $            --   $            --
  2002                                          --             (0.03)
  2001(2)(3)                                 (9.00)               --
  2000(3)                                    (6.13)               --
  1999                                       (0.03)               --
  1998(3)                                    (1.67)               --
Class B
  2003(3)(11)                      $            --   $            --
  2002                                          --             (0.03)
  2001(2)(3)                                 (9.00)               --
  2000(3)                                    (6.13)               --
  1999(3)(4)                                    --                --
Class C
  2003(3)(11)                      $            --   $            --
  2002                                          --             (0.03)
  2001(3)(5)                                    --                --
Class S
  2003(3)(11)                      $            --   $            --
  2002                                          --             (0.03)
  2001(3)(6)                                    --                --
Class Y
  2003(3)(11)                      $            --   $            --
  2002                                          --             (0.03)
  2001(2)(3)                                 (9.00)               --
  2000                                       (6.13)               --
  1999                                       (0.03)               --
  1998                                       (1.67)               --
--------------------------------------------------------------------
SMALL CAP SELECT(7)
Class A
  2003(3)(11)                      $            --   $            --
  2002(3)                                    (0.89)               --
  2001(2)(3)                                 (3.71)               --
  2000(3)(8)                                 (0.26)               --
  1999(3)                                    (0.05)               --
  1998                                       (1.22)               --
Class B
  2003(3)(11)                      $            --   $            --
  2002(3)                                    (0.89)               --
  2001(2)(3)                                 (3.71)               --
  2000(3)(8)                                 (0.27)               --
  1999(3)                                    (0.05)               --
  1998                                       (1.22)               --
Class C(3)
  2003(11)                         $            --   $            --
  2002                                       (0.89)               --
  2001(5)                                       --                --
Class S
  2003(3)(11)                      $            --   $            --
  2002(3)                                    (0.89)               --
  2001(2)(3)                                 (3.71)               --
  2000(3)(8)                                 (0.26)               --
  1999(3)                                    (0.05)               --
  1998                                       (1.22)               --
Class Y
  2003(3)(11)                      $            --   $            --
  2002(3)                                    (0.89)               --
  2001(2)(3)                                 (3.71)               --
  2000(3)(8)                                 (0.27)               --
  1999(3)                                    (0.05)               --
  1998                                       (1.22)               --
--------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                                                             RATIO OF NET
                                                  NET ASSET                                      RATIO OF      INVESTMENT
                                                      VALUE                      NET ASSETS   EXPENSES TO   INCOME (LOSS)
                                                     END OF        TOTAL             END OF       AVERAGE      TO AVERAGE
                                                     PERIOD  RETURN (10)       PERIOD (000)    NET ASSETS      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES(1)
Class A
  2003(3)(11)                               $         14.63         5.56%   $        43,404          1.93%          (1.67)%
  2002                                                13.86       (17.84)            44,834          1.93           (1.53)
  2001(2)(3)                                          16.89       (21.51)            45,233          1.93           (0.91)
  2000(3)                                             31.26        87.43             43,031          1.96           (1.31)
  1999                                                21.80        76.54             21,988          2.01           (1.43)
  1998(3)                                             12.38       (21.71)            12,419          1.99           (1.63)
Class B
  2003(3)(11)                               $         14.08         5.15%   $         3,732          2.68%          (2.42)%
  2002                                                13.39       (18.45)             3,779          2.68           (2.28)
  2001(2)(3)                                          16.44       (22.07)             3,165          2.68           (1.68)
  2000(3)                                             30.84        86.13              2,136          2.71           (2.06)
  1999(3)(4)                                          21.69        57.86                140          2.78           (2.36)
Class C
  2003(3)(11)                               $         14.48         5.16%   $           369          2.68%          (2.41)%
  2002                                                13.77       (18.42)               260          2.68           (2.31)
  2001(3)(5)                                          16.90         3.43                  1          1.63           (0.41)
Class S
  2003(3)(11)                               $         14.64         5.63%   $         2,460          1.93%          (1.66)%
  2002                                                13.86       (17.84)             2,027          1.93           (1.53)
  2001(3)(6)                                          16.89       (15.59)             2,014          1.94           (1.06)
Class Y
  2003(3)(11)                               $         15.12         5.73%   $       210,429          1.68%          (1.42)%
  2002                                                14.30       (17.62)           208,439          1.68           (1.28)
  2001(2)(3)                                          17.38       (21.35)           266,115          1.68           (0.64)
  2000                                                31.83        87.90            322,981          1.71           (1.06)
  1999                                                22.06        77.06            150,898          1.76           (1.18)
  1998                                                12.49       (21.51)            72,696          1.74           (1.38)
-------------------------------------------------------------------------------------------------------------------------
SMALL CAP SELECT(7)
Class A
  2003(3)(11)                               $         11.26         5.43%   $        55,301          1.21%          (0.82)%
  2002(3)                                             10.68        (4.56)            33,586          1.21           (0.81)
  2001(2)(3)                                          11.97       (12.63)            17,351          1.19           (0.24)
  2000(3)(8)                                          17.60        29.65              9,538          1.28           (0.01)
  1999(3)                                             13.84        17.21              8,885          1.26           (0.57)
  1998                                                11.86       (14.19)            11,601          1.25           (0.45)
Class B
  2003(3)(11)                               $         10.45         5.03%   $         8,925          1.96%          (1.57)%
  2002(3)                                              9.95        (5.23)             4,613          1.96           (1.56)
  2001(2)(3)                                          11.28       (13.21)             1,979          1.93           (0.99)
  2000(3)(8)                                          16.90        28.81              1,331          1.98           (0.71)
  1999(3)                                             13.38        16.57              1,094          1.96           (1.27)
  1998                                                11.53       (14.79)             1,286          1.95           (1.15)
Class C(3)
  2003(11)                                  $         11.15         4.99%   $         8,666          1.96%          (1.55)%
  2002                                                10.62        (5.09)             3,096          1.96           (1.61)
  2001(5)                                             11.97         2.13                 --          0.00            0.00
Class S
  2003(3)(11)                               $         11.24         5.44%   $         8,737          1.21%          (0.83)%
  2002(3)                                             10.66        (4.48)             7,640          1.21           (0.80)
  2001(2)(3)                                          11.94       (12.52)             3,721          1.07           (0.05)
  2000(3)(8)                                          17.55        29.67              4,442          1.28           (0.01)
  1999(3)                                             13.80        17.27              2,448          1.26           (0.59)
  1998                                                11.82       (14.17)            25,037          1.25           (0.45)
Class Y
  2003(3)(11)                               $         11.61         5.55%   $       824,554          0.96%          (0.57)%
  2002(3)                                             11.00        (4.19)           403,027          0.96           (0.55)
  2001(2)(3)                                          12.26       (12.49)           291,706          0.93            0.01
  2000(3)(8)                                          17.92        30.01            134,617          0.98            0.29
  1999(3)                                             14.07        17.57            111,643          0.96           (0.26)
  1998                                                12.02       (13.90)           129,591          0.95           (0.16)

                                                   RATIO OF        RATIO OF NET
                                                EXPENSES TO          INVESTMENT
                                                    AVERAGE           (LOSS) TO    PORTFOLIO
                                                 NET ASSETS   AVERAGE NET ASSETS    TURNOVER
                                        (EXCLUDING WAIVERS)   (EXCLUDING WAIVERS)       RATE
---------------------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES(1)
Class A
  2003(3)(11)                                          1.96%              (1.70)%          70%
  2002                                                 1.97               (1.57)          123
  2001(2)(3)                                           1.99               (0.97)          125
  2000(3)                                              1.96               (1.31)          179
  1999                                                 2.02               (1.44)          200
  1998(3)                                              2.06               (1.70)          136
Class B
  2003(3)(11)                                          2.71%              (2.45)%          70%
  2002                                                 2.72               (2.32)          123
  2001(2)(3)                                           2.74               (1.74)          125
  2000(3)                                              2.71               (2.06)          179
  1999(3)(4)                                           2.78               (2.36)          200
Class C
  2003(3)(11)                                          2.71%              (2.44)%          70%
  2002                                                 2.72               (2.35)          123
  2001(3)(5)                                           1.76               (0.54)          125
Class S
  2003(3)(11)                                          1.96%              (1.69)%          70%
  2002                                                 1.97               (1.57)          123
  2001(3)(6)                                           2.00               (1.12)          125
Class Y
  2003(3)(11)                                          1.71%              (1.45)%          70%
  2002                                                 1.72               (1.32)          123
  2001(2)(3)                                           1.74               (0.70)          125
  2000                                                 1.71               (1.06)          179
  1999                                                 1.77               (1.19)          200
  1998                                                 1.81               (1.45)          136
---------------------------------------------------------------------------------------------
SMALL CAP SELECT(7)
Class A
  2003(3)(11)                                          1.26%              (0.87)%          81%
  2002(3)                                              1.25               (0.85)          171
  2001(2)(3)                                           1.22               (0.27)          204
  2000(3)(8)                                           1.39               (0.12)           91
  1999(3)                                              1.36               (0.67)           72
  1998                                                 1.35               (0.55)           70
Class B
  2003(3)(11)                                          2.01%              (1.62)%          81%
  2002(3)                                              2.00               (1.60)          171
  2001(2)(3)                                           1.97               (1.03)          204
  2000(3)(8)                                           2.09               (0.82)           91
  1999(3)                                              2.06               (1.37)           72
  1998                                                 2.05               (1.25)           70
Class C(3)
  2003(11)                                             2.01%              (1.60)%          81%
  2002                                                 2.02               (1.67)          171
  2001(5)                                              0.00                0.00           204
Class S
  2003(3)(11)                                          1.26%              (0.88)%          81%
  2002(3)                                              1.25               (0.84)          171
  2001(2)(3)                                           1.14               (0.12)          204
  2000(3)(8)                                           1.39               (0.12)           91
  1999(3)                                              1.36               (0.69)           72
  1998                                                 1.35               (0.55)           70
Class Y
  2003(3)(11)                                          1.01%              (0.62)%          81%
  2002(3)                                              1.00               (0.59)          171
  2001(2)(3)                                           0.96               (0.02)          204
  2000(3)(8)                                           1.39               (0.12)           91
  1999(3)                                              1.36               (0.66)           72
  1998                                                 1.35               (0.56)           70

 (1) The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (2) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

 (3) Per share data calculated using average shares outstanding method.

 (4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover. The accompanying notes are an integral part of the financial statements.

 (5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

 (6) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

 (7) The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, (I) Class A shares of the Firstar Small Cap Core Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

 (8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

 (9) Distributions from return of capital for the Small Cap Select Fund were less that $0.01 per share for the fiscal year ended September 30, 2002.

(10) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(11) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

                                                              REALIZED AND
                              NET ASSET                         UNREALIZED         DIVIDENDS                      DISTRIBUTIONS
                                  VALUE              NET          GAINS OR          FROM NET    DISTRIBUTIONS              FROM
                              BEGINNING       INVESTMENT       (LOSSES) ON        INVESTMENT             FROM         RETURN OF
                              OF PERIOD    INCOME (LOSS)       INVESTMENTS            INCOME    CAPITAL GAINS       CAPITAL (5)
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2003(1)(7)            $         11.26  $            --   $         (0.27)  $            --  $            --   $            --
  2002(1)                         13.40            (0.02)            (0.13)               --            (1.99)               --
  2001(1)                         17.09             0.02             (0.97)            (0.05)           (2.69)               --
  2000                            13.94            (0.01)             3.23                --            (0.07)               --
  1999                            13.58             0.01              1.47             (0.01)           (1.11)               --
  1998(2)                         18.20             0.04             (3.38)            (0.01)           (1.27)               --
Class B
  2003(1)(7)            $         10.80  $         (0.04)  $         (0.25)  $            --  $            --   $            --
  2002(1)                         13.01            (0.11)            (0.11)               --            (1.99)               --
  2001(1)                         16.76            (0.09)            (0.97)               --            (2.69)               --
  2000                            13.77            (0.09)             3.15                --            (0.07)               --
  1999                            13.53             0.02              1.33                --            (1.11)               --
  1998(2)                         18.23             0.01             (3.43)            (0.01)           (1.27)               --
Class C
  2003(1)(7)            $         10.91  $         (0.04)  $         (0.25)  $            --  $            --   $            --
  2002(1)                         13.13            (0.11)            (0.12)               --            (1.99)               --
  2001(1)                         16.88            (0.10)            (0.95)            (0.01)           (2.69)               --
  2000                            13.87            (0.06)             3.14                --            (0.07)               --
  1999(3)                         13.48             0.01              0.38                --               --                --
Class S
  2003(1)(7)            $         11.26  $          0.01   $         (0.28)  $            --  $            --   $            --
  2002(1)                         13.40            (0.01)            (0.14)               --            (1.99)               --
  2001(1)(4)                      12.84               --              0.56                --               --                --
Class Y
  2003(1)(7)            $         11.38  $          0.02   $         (0.28)  $         (0.01) $            --   $            --
  2002(1)                         13.48             0.02             (0.12)            (0.01)           (1.99)               --
  2001(1)                         17.19             0.06             (1.00)            (0.08)           (2.69)               --
  2000                            13.98             0.02              3.26                --            (0.07)               --
  1999                            13.60             0.01              1.50             (0.02)           (1.11)               --
  1998(2)                         18.23             0.06             (3.38)            (0.04)           (1.27)               --

The accompanying notes are an integral part of the financial statements.

                                                                                                              RATIO OF NET
                                                  NET ASSET                                     RATIO OF        INVESTMENT
                                                      VALUE                     NET ASSETS   EXPENSES TO     INCOME (LOSS)
                                                     END OF       TOTAL             END OF       AVERAGE        TO AVERAGE
                                                     PERIOD  RETURN (6)       PERIOD (000)    NET ASSETS        NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2003(1)(7)                                $         10.99       (2.38)%  $        25,577          1.23%             0.05%
  2002(1)                                             11.26       (2.19)            27,205          1.23             (0.12)
  2001(1)                                             13.40       (6.36)            34,292          1.15              0.11
  2000                                                17.09       23.19             35,858          1.14             (0.13)
  1999                                                13.94       11.12             11,567          1.14             (0.17)
  1998(2)                                             13.58      (19.48)            13,551          1.13              0.15
Class B
  2003(1)(7)                                $         10.51       (2.68)%  $        10,884          1.98%            (0.70)%
  2002(1)                                             10.80       (2.91)            12,008          1.98             (0.90)
  2001(1)                                             13.01       (7.24)            12,392          1.90             (0.64)
  2000                                                16.76       22.31             13,646          1.88             (0.89)
  1999                                                13.77       10.16              1,005          1.89             (0.93)
  1998(2)                                             13.53      (19.91)               618          1.88             (0.53)
Class C
  2003(1)(7)                                $         10.62       (2.75)%  $         3,685          1.98%            (0.72)%
  2002(1)                                             10.91       (2.96)             4,873          1.98             (0.87)
  2001(1)                                             13.13       (7.08)             4,547          1.90             (0.65)
  2000                                                16.88       22.29              1,099          1.88             (0.84)
  1999(3)                                             13.87        2.89                116          1.89             (1.04)
Class S
  2003(1)(7)                                $         10.99       (2.37)%  $           947          1.23%             0.13%
  2002(1)                                             11.26       (2.19)               424          1.24             (0.11)
  2001(1)(4)                                          13.40        4.36                 --          0.00              0.00
Class Y
  2003(1)(7)                                $         11.11       (2.29)%  $       349,758          0.98%             0.30%
  2002(1)                                             11.38       (1.83)           368,092          0.98              0.13
  2001(1)                                             13.48       (6.25)           434,097          0.90              0.37
  2000                                                17.19       23.56            431,906          0.89              0.11
  1999                                                13.98       11.36            319,752          0.89              0.08
  1998(2)                                             13.60      (19.31)           367,035          0.88              0.40

                                                   RATIO OF        RATIO OF NET
                                                EXPENSES TO          INVESTMENT
                                                    AVERAGE           (LOSS) TO   PORTFOLIO
                                                 NET ASSETS  AVERAGE NET ASSETS    TURNOVER
                                        (EXCLUDING WAIVERS)  (EXCLUDING WAIVERS)       RATE
--------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2003(1)(7)                                           1.26%               0.02%          20%
  2002(1)                                              1.26               (0.15)          37
  2001(1)                                              1.15                0.11           53
  2000                                                 1.16               (0.15)          73
  1999                                                 1.14               (0.17)          44
  1998(2)                                              1.13                0.15           21
Class B
  2003(1)(7)                                           2.01%              (0.73)%         20%
  2002(1)                                              2.01               (0.90)          37
  2001(1)                                              1.90               (0.64)          53
  2000                                                 1.90               (0.91)          73
  1999                                                 1.89               (0.93)          44
  1998(2)                                              1.88               (0.53)          21
Class C
  2003(1)(7)                                           2.01%              (0.75)%         20%
  2002(1)                                              2.01               (0.90)          37
  2001(1)                                              1.90               (0.65)          53
  2000                                                 1.91               (0.87)          73
  1999(3)                                              1.89               (1.04)          44
Class S
  2003(1)(7)                                           1.26%               0.10%          20%
  2002(1)                                              1.27               (0.14)          37
  2001(1)(4)                                           0.00                0.00           53
Class Y
  2003(1)(7)                                           1.01%               0.27%          20%
  2002(1)                                              1.01                0.10           37
  2001(1)                                              0.90                0.37           53
  2000                                                 0.91                0.09           73
  1999                                                 0.89                0.08           44
  1998(2)                                              0.88                0.40           21

(1)  Per share data calculated using average shares outstanding method.

(2) Effective in 1998, the Fund's fiscal year end was changed from November 30 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Distributions from return of capital for the Small Cap Value Fund were less than $0.01 per share for the fiscal year ended September 30, 2002.

(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(7) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover. The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

MID CAP GROWTH OPPORTUNITIES
DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
COMMON STOCKS - 93.4%
CONSUMER DISCRETIONARY - 13.8%
Abercrombie & Fitch*(A)                                      308,980   $         9,279
Advanced Auto Parts*(A)                                      121,920             5,639
Autozone*(A)                                                  25,600             1,759
Belo, Cl A                                                   212,730             4,310
Best Buy*(A)                                                 401,750            10,835
Brinker International*(A)                                    224,440             6,845
CDW Computer Centers*(A)                                     728,755            29,733
Chico's FAS*(A)                                              490,630             9,813
Claire's Stores                                              352,790             8,329
Coach*(A)                                                    196,800             7,543
Dollar Tree Stores                                           198,060             3,941
Fairmont Hotels & Resorts                                    247,350             5,565
Knight-Ridder(A)                                              88,800             5,195
Mandalay Resort Group*(A)                                    106,710             2,940
Regal Entertainment Group, Cl A                              292,200             5,245
Ross Stores                                                  134,350             4,857
Royal Caribbean Cruises(A)                                   201,560             3,029
Tiffany & Company(A)                                         143,350             3,584
Washington Post, Cl B                                         25,200            17,170
Westwood One*                                                398,885            12,461
                                                                       ---------------
                                                                               158,072
                                                                       ---------------
CONSUMER STAPLES - 2.1%
Bunge Limited(A)                                             461,360            11,608
Dial                                                         237,435             4,606
Pepsi Bottling                                               245,410             4,400
Smithfield Foods*(A)                                         184,700             3,273
                                                                       ---------------
                                                                                23,887
                                                                       ---------------
ENERGY - 10.2%
Apache                                                       109,778             6,778
Cal Dive International*(A)                                   624,925            11,255
ENSCO International                                          253,600             6,469
Equitable Resources                                          352,340            13,216
FMC Technologies*                                            492,990             9,465
Grant Prideco*(A)                                            960,012            11,578
Nabors Industries*(A)                                        246,255             9,818
Noble Energy                                                  77,000             2,640
Patterson-UTI Energy*(A)                                     137,290             4,443
Pioneer Natural Resources*(A)                                202,830             5,091
Valero Energy(A)                                             123,005             5,090
Varco International*                                         263,220             4,820
Weatherford International*(A)                                227,685             8,600
Western Gas Resources(A)                                     391,895            12,756
Wisconsin Energy                                             191,745             4,870
                                                                       ---------------
                                                                               116,889
                                                                       ---------------
FINANCIALS - 15.3%
Arthur J. Gallagher                                          603,325            14,812
Banknorth Group                                              389,135             8,487
City National                                                 52,050             2,287
Compass Bancshares                                           290,550             9,086
Dime Bancorp*                                                226,300                34
Edwards A.G.(A)                                              150,550             3,899
Everest Re Group                                             478,995            27,403
GreenPoint Financial(A)                                      217,450             9,744
Investors Financial Services(A)                            1,172,805            28,558
LaBranche(A)                                                 199,290             3,663
Legg Mason(A)                                                101,650             4,954
M & T Bank(A)                                                 98,550   $         7,744
MGIC Investment(A)                                           145,570             5,716
Neuberger Berman(A)                                          213,115             6,016
New York Community Bancorp(A)                                500,350            14,910
Old Republic International                                   295,700             7,910
Protective Life                                              108,350             3,093
Radian Group(A)                                              100,775             3,364
TCF Financial                                                165,350             6,621
W.R. Berkley                                                 110,800             4,748
Westamerica Bancorporation(A)                                 44,325             1,750
                                                                       ---------------
                                                                               174,799
                                                                       ---------------
HEALTH CARE - 14.2%
AdvancePCS*(A)                                                70,890             2,009
Barr Laboratories*(A)                                        211,275            12,043
Caremark Rx*(A)                                              156,250             2,836
Celgene*(A)                                                  310,745             8,104
Cephalon*(A)                                                 207,550             8,290
Covance*(A)                                                  103,900             2,402
Cytyc*(A)                                                    239,200             3,122
Express Scripts*(A)                                          632,000            35,190
Forest Laboratories, Cl A*(A)                                 52,000             2,806
Gilead Sciences*(A)                                          597,850            25,104
Henry Schein*                                                133,680             6,029
IDEC Pharmaceuticals*(A)                                      90,350             3,110
Mylan Laboratories                                           237,675             6,833
Omnicare(A)                                                  626,245            17,040
Teva Pharmaceutical Industries, ADR(A)                       155,450             6,475
Triad Hospitals*(A)                                          383,895            10,327
Universal Health Services*(A)                                270,295            11,020
                                                                       ---------------
                                                                               162,740
                                                                       ---------------
INDUSTRIALS - 14.5%
AGCO*                                                        272,350             4,385
ARAMARK, Cl B*(A)                                          1,010,330            23,137
Bisys Group*(A)                                              697,290            11,380
Career Education*(A)                                         159,336             7,795
ChoicePoint*(A)                                              228,886             7,759
DST Systems*(A)                                              181,100             4,926
Dun & Bradstreet*(A)                                         527,100            20,162
Fastenal(A)                                                  317,525             8,951
Iron Mountain*(A)                                            761,420            29,124
L-3 Communications Holdings*(A)                              125,420             5,038
Manpower(A)                                                  117,800             3,520
Republic Services*                                         1,453,845            28,844
SPX*(A)                                                      135,100             4,615
Werner Enterprises                                           309,615             5,963
                                                                       ---------------
                                                                               165,599
                                                                       ---------------
INFORMATION TECHNOLOGY - 17.7%
Accenture*(A)                                                739,700            11,465
Acxiom*(A)                                                   317,770             5,348
Affiliated Computer Services, Cl A*(A)                       396,130            17,533
BMC Software*(A)                                             295,500             4,459
Business Objects*(A)                                         659,700            10,786
Cabot Microelectronics*(A)                                    59,150             2,477
Cymer*(A)                                                     73,115             1,729
Diebold                                                      163,550             5,551
DoubleClick*                                                 370,975             2,882
FEI*                                                         163,400             2,608
Fiserv*(A)                                                 1,069,190            33,658

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                         SHARES/PAR (000)       VALUE (000)
--------------------------------------------------------------------------------------
Integrated Circuit Systems*(A)                               264,065   $         5,730
Integrated Device Technology*                                433,145             3,439
International Rectifier*(A)                                  155,100             3,051
Intersil, Cl A*(A)                                           427,600             6,653
Maxim Integrated Products                                     84,650             3,058
Microchip Technology(A)                                      452,682             9,008
Network Associates*(A)                                       264,950             3,659
PeopleSoft*(A)                                               170,950             2,616
Polycom*                                                   1,973,310            15,944
SunGard Data Systems*                                        272,050             5,795
Synopsys*(A)                                                 211,600             9,006
Tech Data*(A)                                                579,880            13,882
USA Interactive*(A)                                          300,170             8,042
Vishay Intertechnology*(A)                                 1,348,920            13,732
                                                                       ---------------
                                                                               202,111
                                                                       ---------------
MATERIALS - 1.6%
Airgas*                                                      203,035             3,758
Arch Coal(A)                                                 559,480            10,636
Pactiv*                                                      198,430             4,028
                                                                       ---------------
                                                                                18,422
                                                                       ---------------
TELECOMMUNICATION SERVICES - 0.6%
CenturyTel(A)                                                266,950             7,368
                                                                       ---------------

UTILITIES - 3.4%
Energy East(A)                                               245,430             4,369
Kinder Morgan(A)                                              72,066             3,243
Kinder Morgan Fractional Shares*(B)                          101,746                --
Kinder Morgan Management*                                    412,967            13,360
Puget Energy                                                 207,350             4,419
Questar(A)                                                   440,385            13,022
                                                                       ---------------
                                                                                38,413
                                                                       ---------------
TOTAL COMMON STOCKS                                                          1,068,300
                                                                       ---------------
RELATED PARTY MONEY MARKET FUND - 6.1%
First American Prime Obligations Fund, Cl Y(C)            69,609,549            69,610
                                                                       ---------------
TOTAL RELATED PARTY MONEY MARKET FUND                                           69,610
                                                                       ---------------
INVESTMENTS PURCHASED WITH CASH
   PROCEEDS FROM SECURITIES LENDING - 46.4%
COMMERCIAL PAPER - 6.6%
CS First Boston
   1.638%, 12/01/03                                  $         9,320             9,320
Danske Bank
   1.508%, 12/22/03                                            9,320             9,320
Goldman Sachs
   1.518%, 08/28/03                                           12,117            12,117
Morgan Stanley
   1.518%, 06/17/03                                            4,660             4,660
   1.518%, 07/08/03                                            3,355             3,355
   1.518%, 09/22/03                                            4,660             4,660
Orchard Park
   1.475%, 01/06/04                                            9,320             9,320
UBS Financial
   1.390%, 04/01/03                                           23,297            23,297
                                                                       ---------------
TOTAL COMMERCIAL PAPER                                                          76,049
                                                                       ---------------
CORPORATE OBLIGATIONS - 5.1%
CS First Boston
   1.760%, 04/11/03                                            9,320             9,320
Deutsche Bank
   1.470%, 03/22/03                                  $         4,661   $         4,661
   1.580%, 12/31/03                                            3,728             3,728
General Electric Capital Corporation
   1.355%, 07/09/07                                            4,660             4,660
Merrill Lynch
   1.538%, 05/05/03                                            7,923             7,923
Monet Trust
   1.360%, 12/28/03                                            9,320             9,320
SMM Trust 2002-M
   1.329%, 09/23/03                                            9,320             9,320
URI Trust
   1.3288%, 09/18/03                                           9,320             9,320
                                                                       ---------------
TOTAL CORPORATE OBLIGATIONS                                                     58,252
                                                                       ---------------
MONEY MARKET FUNDS - 4.3%
AIM Liquid Assets Portfolio                               15,844,361            15,845
Dreyfus Cash Manage Plus Fund                                932,021               932
Evergreen Institutional Money Market Fund                  3,262,074             3,262
HSBC Investor Money Market Fund - Cl I                     2,796,064             2,796
Merrill Lynch Premier Institutional Fund                  18,051,869            18,052
Merrimac Cash Series Fund                                  2,796,064             2,796
One Group Institutional Prime Money
 Market Fund                                               5,592,127             5,592
Reserve Primary Fund                                         466,011               466
                                                                       ---------------
TOTAL MONEY MARKET FUNDS                                                        49,741
                                                                       ---------------
OTHER SHORT-TERM INVESTMENTS - 4.2%
Allied Irish Bank
   1.330%, 06/02/03                                            4,660             4,660
Allied Irish Bank
   1.340%, 05/09/03                                            9,320             9,320
Commonwealth Life
   1.678%, 04/01/03                                            4,706             4,706
General Electric Capital Assurance
   1.370%, 12/19/03                                            1,864             1,864
Premium Asset Trust 02-7
   1.381%, 08/23/03                                            5,937             5,937
Security Life Denver
   1.490%, 03/15/04                                            9,320             9,320
Security Life Denver
   1.381%, 01/13/04                                           12,116            12,116
                                                                       ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                              47,923
                                                                       ---------------
REPURCHASE AGREEMENTS - 26.2%
Bear Stearns
   1.420%, 04/10/03                                           18,641            18,641
CS First Boston
   1.370%, 04/01/03                                           18,641            18,641
   1.380%, 04/01/03                                            2,889             2,889
   1.380%, 04/01/03                                           23,301            23,301
Goldman Sachs
   1.360%, 06/10/03                                            4,660             4,660
   1.400%, 06/11/03                                            4,660             4,660
   1.420%, 04/07/03                                            9,320             9,320
   1.520%, 04/01/03                                           13,980            13,980
Greenwich Capital Markets
   1.430%, 04/01/03                                           27,961            27,961
Lehman Brothers
   1.560%, 04/01/03                                            9,320             9,320
   1.640%, 04/01/03                                            6,990             6,990
   1.640%, 04/01/03                                           30,291            30,291
Merrill Lynch

DESCRIPTION                                                PAR (000)       VALUE (000)
--------------------------------------------------------------------------------------
   1.560%, 04/01/03                                  $        11,650   $        11,650
   1.360%, 04/01/03                                           27,961            27,961
   1.500%, 04/01/03                                           13,980            13,980
   1.560%, 04/01/03                                           18,640            18,640
Morgan Stanley
   1.470%, 04/01/03                                           13,980            13,980
   1.510%, 04/01/03                                           28,986            28,986
Salomon Smith Barney
   1.540%, 04/01/03                                           13,980            13,980
                                                                       ---------------
TOTAL REPURCHASE AGREEMENTS                                                    299,831
                                                                       ---------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $531,796)                                          531,796
                                                                       ---------------
TOTAL INVESTMENTS - 145.9%
   (Cost $1,678,027)                                                         1,669,706
                                                                       ---------------
OTHER ASSETS AND LIABILITIES, NET - (45.9)%                                   (525,715)
                                                                       ---------------
TOTAL NET ASSETS - 100.0%                                              $     1,143,991
                                                                       ---------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $507,077,254 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) Security is valued at fair value under guidelines established and approved by the board of directors. Total fair valued securities had a value of $0, which represents 0.0% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

ADR - American Depositary Receipt

Cl - Class

MID CAP VALUE FUND

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 13.0%
Autozone*(A)                                                  29,800   $         2,048
Black & Decker                                                50,400             1,757
D.R. Horton(A)                                                38,700               743
Eastman Kodak(A)                                              38,000             1,125
Federated Department Stores*(A)                              100,600             2,819
Fortune Brands                                                69,900             2,997
Hilton Hotels                                                121,900             1,415
J.C. Penney(A)                                               113,100             2,221
Johnson Controls(A)                                           34,400             2,492
Knight-Ridder(A)                                              33,900             1,983
Lear*(A)                                                      80,400             2,842
Lennar(A)                                                     31,400             1,681
Liz Claiborne                                                 93,400             2,888
Mandalay Resort Group*(A)                                     25,800               711
Mattel(A)                                                     65,900             1,483
New York Times, Cl A(A)                                       33,000             1,424
Newell Rubbermaid(A)                                         113,700             3,223
Office Depot*(A)                                             141,200             1,670
Yum! Brands*                                                  58,900             1,433
                                                                       ---------------
                                                                                36,955
                                                                       ---------------
CONSUMER STAPLES - 3.9%
Alberto-Culver, Cl B(A)                                       27,800             1,370
Bunge Limited                                                 69,800             1,756
Clorox(A)                                                     65,900             3,043
Dean Foods*(A)                                                33,600             1,442
Hershey Foods                                                 32,400             2,030
UST                                                           50,100             1,383
                                                                       ---------------
                                                                                11,024
                                                                       ---------------
ENERGY - 9.4%
Apache                                                        57,173             3,530
Burlington Resources(A)                                       43,100             2,056
Devon Energy(A)                                               57,300             2,763
Enbridge                                                      21,514                --
ENSCO International                                          110,300             2,814
Equitable Resources                                           86,600             3,248
Halliburton(A)                                               103,600             2,148
Murphy Oil                                                    33,600             1,484
Noble Energy(A)                                               41,300             1,416
Ocean Energy                                                  71,400             1,428
Valero Energy(A)                                              70,700             2,926
Wisconsin Energy                                             108,200             2,748
                                                                       ---------------
                                                                                26,561
                                                                       ---------------
FINANCIALS - 29.8%
Ambac Financial Group(A)                                      31,500             1,591
AmSouth Bancorp                                              136,900             2,722
Aon(A)                                                        75,400             1,559
Bear Stearns(A)                                               45,300             2,972
Boston Properties                                             94,200             3,570
Charter One Financial                                        118,125             3,267
Cincinnati Financial                                          58,700             2,059
Compass Bancshares                                           102,000             3,189
Countrywide Credit Industries(A)                              50,700             2,915
Cullen/Frost Bankers                                          53,000             1,610
Developers Diversified Realty                                 88,100             2,128
Essex Property Trust (REIT)                                   54,500             2,848
Everest Re Group                                              26,400             1,510

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
First Tennessee National(A)                                   63,800   $         2,533
General Growth Properties (REIT)(A)                           79,700             4,300
Golden West Financial                                         36,000             2,589
Hibernia, Cl A                                               112,600             1,910
Janus Capital Group                                           98,100             1,117
John Hancock Financial Services                               73,300             2,036
Lincoln National                                              43,200             1,210
M & T Bank(A)                                                 17,900             1,407
Marshall & Ilsley                                            136,900             3,499
National Commerce Financial                                  121,500             2,879
Old Republic International                                    55,400             1,482
PMI Group                                                     79,100             2,021
Prologis                                                     130,400             3,302
Protective Life                                               78,900             2,253
SAFECO(A)                                                     99,600             3,483
Simon Property Group(A)                                       91,600             3,282
SouthTrust                                                   171,300             4,373
Sovereign Bancorp(A)                                         204,600             2,834
TCF Financial                                                 34,000             1,361
Torchmark                                                     45,400             1,625
W.R. Berkley                                                  41,300             1,770
XL Capital Limited, Cl A                                      18,200             1,288
                                                                       ---------------
                                                                                84,494
                                                                       ---------------
HEALTH CARE - 3.3%
Aetna                                                         48,500             2,391
Becton, Dickinson & Company                                   75,800             2,611
Express Scripts*(A)                                           38,500             2,144
McKesson HBOC                                                 87,200             2,174
                                                                       ---------------
                                                                                 9,320
                                                                       ---------------
INDUSTRIALS - 11.5%
AGCO*(A)                                                      78,900             1,270
American Standard*(A)                                         32,700             2,249
ARAMARK, Cl B*                                               107,000             2,450
Cablevision Systems*(A)                                      100,700             1,912
CSX(A)                                                        86,400             2,464
Delta Air Lines(A)                                            48,600               432
Dover(A)                                                      52,000             1,259
Eaton(A)                                                      48,800             3,414
ITT Industries                                                62,500             3,338
Northrop Grumman                                              13,900             1,193
Parker Hannifin(A)                                            46,200             1,790
Pitney Bowes(A)                                               54,500             1,740
Republic Services*                                           108,000             2,143
Rockwell Collins                                              91,100             1,673
SPX*(A)                                                       17,200               587
Swift Transportation*(A)                                      89,200             1,427
Timken(A)                                                     80,000             1,250
Viad                                                          94,900             2,035
                                                                       ---------------
                                                                                32,626
                                                                       ---------------
INFORMATION TECHNOLOGY - 9.0%
3Com*(A)                                                     331,000             1,632
Agere Systems*                                               655,100             1,048
Apple Computer*(A)                                            92,100             1,302
Avnet*(A)                                                    168,600             1,767
BMC Software*(A)                                              71,900             1,085
Ciena*(A)                                                    151,200               661
Computer Associates International(A)                         185,700             2,537
Computer Sciences*(A)                                         91,900             2,991

DESCRIPTION                                         SHARES/PAR (000)       VALUE (000)
--------------------------------------------------------------------------------------
Corning*(A)                                                  163,900   $           957
Diebold                                                       37,700             1,279
Fairchild Semiconductor International, Cl A*(A)               94,500               988
Fisher Scientific International*(A)                           61,300             1,714
Flextronics International*                                   188,300             1,642
JDS Uniphase*                                                423,400             1,207
Nortel Networks*(A)                                          483,100             1,005
PeopleSoft*(A)                                                59,000               903
SunGard Data Systems*                                         39,700               846
Tellabs*(A)                                                   95,300               552
Xerox*(A)                                                    159,900             1,391
                                                                       ---------------
                                                                                25,507
                                                                       ---------------
MATERIALS - 7.4%
Abitibi-Consolidated                                         298,900             2,077
Air Products and Chemicals                                    85,300             3,534
AptarGroup                                                    46,700             1,511
Bemis                                                         28,400             1,194
Cabot(A)                                                      72,400             1,727
Georgia-Pacific(A)                                            62,700               871
Lyondell Chemical                                            150,100             2,094
Nucor(A)                                                      50,500             1,928
Phelps Dodge*(A)                                              47,000             1,527
Rohm & Haas                                                   89,300             2,659
Temple-Inland(A)                                              49,700             1,859
                                                                       ---------------
                                                                                20,981
                                                                       ---------------
TELECOMMUNICATION SERVICES - 1.0%
CenturyTel(A)                                                 83,900             2,316
Qwest Communications International*                          202,800               708
                                                                       ---------------
                                                                                 3,024
                                                                       ---------------
UTILITIES - 10.1%
Consolidated Edison                                           33,900             1,304
Constellation Energy                                         105,400             2,923
Edison International*(A)                                     186,900             2,559
Entergy                                                       76,400             3,679
FirstEnergy(A)                                               104,600             3,295
FPL Group(A)                                                  39,700             2,339
KeySpan                                                       62,200             2,006
Kinder Morgan Fractional Shares*(B)                           40,837                --
Kinder Morgan Management*                                     60,642             1,962
Pinnacle West                                                 36,000             1,197
PPL                                                           92,100             3,280
Public Service Enterprises(A)                                101,300             3,717
Reliant Resources*                                            96,100               342
                                                                       ---------------
                                                                                28,603
                                                                       ---------------
TOTAL COMMON STOCKS                                                            279,095
                                                                       ---------------
RELATED PARTY MONEY MARKET FUND - 1.2%
First American Prime Obligations Fund, Cl Y(C)             3,266,875             3,267
                                                                       ---------------
TOTAL RELATED PARTY MONEY MARKET FUND                                            3,267
                                                                       ---------------
INVESTMENTS PURCHASED WITH CASH
   PROCEEDS FROM SECURITIES LENDING - 36.8%
COMMERCIAL PAPER - 5.3%
CS First Boston
   1.638%, 12/01/03                                  $         1,831             1,831
Danske Bank
   1.508%, 12/22/03                                            1,832             1,832
Goldman Sachs
   1.518%, 08/28/03                                            2,381             2,381

DESCRIPTION                                         SHARES/PAR (000)       VALUE (000)
--------------------------------------------------------------------------------------
Morgan Stanley
   1.518%, 06/17/03                                  $           916   $           916
   1.518%, 07/08/03                                              659               659
   1.5175%, 09/22/03                                             916               916
Orchard Park
   1.475%, 01/06/04                                            1,832             1,832
UBS Financial
   1.390%, 04/01/03                                            4,578             4,578
                                                                       ---------------
TOTAL COMMERCIAL PAPER                                                          14,945
                                                                       ---------------
CORPORATE OBLIGATIONS - 4.0%
CS First Boston
   1.760%, 04/11/03                                            1,831             1,831
Deutsche Bank
   1.470%, 03/22/03                                              916               916
   1.580%, 12/31/03                                              733               733
General Electric Capital Corporation
   1.355%, 07/09/07                                              916               916
Merrill Lynch
   1.538%, 05/05/03                                            1,557             1,557
Monet Trust
   1.360%, 12/28/03                                            1,831             1,831
SMM Trust 2002-M
   1.320%, 09/23/03                                            1,831             1,831
URI Trust
   1.329%, 09/18/03                                            1,831             1,831
                                                                       ---------------
TOTAL CORPORATE OBLIGATIONS                                                     11,446
                                                                       ---------------
MONEY MARKET FUNDS - 3.4%
AIM Liquid Assets Portfolio                                3,113,597             3,114
Dreyfus Cash Manage Plus Fund                                183,153               183
Evergreen Institutional Money Market Fund                    641,035               641
HSBC Investor Money Market Fund - Class I                    549,458               549
Merrill Lynch Premier Institutional Fund                   3,547,398             3,547
Merrimac Cash Series Fund                                    549,458               550
One Group Institutional Prime
  Money Market Fund                                        1,098,917             1,099
Reserve Primary Fund                                          91,576                92
                                                                       ---------------
TOTAL MONEY MARKET FUNDS                                                         9,775
                                                                       ---------------
OTHER SHORT-TERM INVESTMENTS - 3.3%
Allied Irish Bank
   1.330%, 06/02/03                                              916               916
   1.340%, 05/09/03                                            1,832             1,832
Commonwealth Life
   1.678%, 04/01/03                                              925               925
General Electric Capital Assurance
   1.370%, 12/19/03                                              366               366
Premium Asset Trust 02-7
   1.381%, 08/23/03                                            1,167             1,167
Security Life Denver
   1.490%, 03/15/04                                            1,831             1,831
Security Life Denver
   1.381%, 01/13/04                                            2,381             2,381
                                                                       ---------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                               9,418
                                                                       ---------------
REPURCHASE AGREEMENTS - 20.8%
Bear Stearns
   1.420%, 04/10/03                                            3,663             3,663
CS First Boston
   1.370%, 04/01/03                                            3,663             3,663
   1.380%, 04/01/03                                              568               568
   1.380%, 04/01/03                                            4,579             4,579

DESCRIPTION                                                   SHARES       VALUE (000)
--------------------------------------------------------------------------------------
Goldman Sachs
   1.360%, 06/10/03                                  $           916   $           916
   1.400%, 06/11/03                                              916               916
   1.420%, 04/07/03                                            1,831             1,831
   1.520%, 04/01/03                                            2,747             2,747
Greenwich Capital Markets
   1.430%, 04/01/03                                            5,495             5,495
Lehman Brothers
   1.560%, 04/01/03                                            1,832             1,832
   1.640%, 04/01/03                                            1,374             1,374
   1.640%, 04/01/03                                            5,952             5,952
Merrill Lynch
   1.560%, 04/01/03                                            2,289             2,289
   1.360%, 04/01/03                                            5,495             5,495
   1.500%, 04/01/03                                            2,747             2,747
   1.560%, 04/01/03                                            3,663             3,663
Morgan Stanley
   1.470%, 04/01/03                                            2,747             2,747
   1.510%, 04/01/03                                            5,696             5,696
Salomon Smith Barney
   1.540%, 04/01/03                                            2,747             2,747
                                                                       ---------------
TOTAL REPURCHASE AGREEMENTS                                                     58,920
                                                                       ---------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $104,504)                                  $       104,504
                                                                       ---------------
TOTAL INVESTMENTS - 136.4%
   (Cost $391,846)                                                             386,866
                                                                       ---------------
OTHER ASSETS AND LIABILITIES, NET - (36.4)%                                   (103,374)
                                                                       ---------------
TOTAL NET ASSETS - 100.0%                                              $       283,492
                                                                       ---------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $99,099,329 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) Security is valued at fair value under guidelines established and approved by the board of directors. Total fair valued securities had a value of $0, which represents 0.0% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                            MID CAP GROWTH            MID CAP
                                                                        OPPORTUNITIES FUND         VALUE FUND
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                                      $     1,669,706    $       386,866
Cash                                                                                 6,592                  9
Dividends and interest receivable                                                      315                450
Capital shares sold                                                                    912                386
Receivable for investment securities sold                                            9,164              2,959
Other receivables                                                                        7                 --
Prepaid expenses and other assets                                                       32                 17
-------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                     1,686,728            390,687
=============================================================================================================
LIABILITIES:
Capital shares redeemed                                                              1,549                465
Payable upon return of securities loaned                                           531,796            104,504
Payable for investment securities purchased                                          8,443              1,988
Payable for advisory, co-administration, and custodian fees                            904                226
Distribution and shareholder servicing fees                                             45                 12
-------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  542,737            107,195
=============================================================================================================
NET ASSETS                                                                 $     1,143,991    $       283,492
=============================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                          $     1,229,592    $       407,703
Accumulated net investment income (loss)                                              (786)             1,072
Accumulated net realized loss                                                      (76,494)          (120,303)
Net unrealized depreciation of investments                                          (8,321)            (4,980)
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                 $     1,143,991    $       283,492
=============================================================================================================
 *Investments in securities, at cost                                       $     1,678,027    $       391,846
 +Including securities loaned                                              $       507,077    $        99,099

CLASS A:
Net assets                                                                 $       131,107    $        13,513
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)            4,747              1,005
Net asset value and redemption price per share                             $         27.62    $         13.45
Maximum offering price per share(1)                                        $         29.23    $         14.23

CLASS B:
Net assets                                                                 $         7,125    $         9,249
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              268                708
Net asset value and offering price per share(2)                            $         26.60    $         13.06

CLASS C:
Net assets                                                                 $        11,393    $         2,822
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              416                212
Net asset value per share(2)                                               $         27.37    $         13.31
Maximum offering price per share(3)                                        $         27.65    $         13.44

CLASS S:
Net assets                                                                 $         8,693    $           510
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              315                 38
Net asset value, offering price, and redemption price per share            $         27.60    $         13.45

CLASS Y:
Net assets                                                                 $       985,673    $       257,398
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)           34,595             19,080
Net asset value, offering price, and redemption price per share            $         28.49    $         13.49

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                    MID CAP GROWTH            MID CAP
                                                                                OPPORTUNITIES FUND         VALUE FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                           $           251    $            55
Dividends                                                                                    3,369              3,215
Less: Foreign taxes withheld                                                                    (8)                (5)
Securities lending                                                                             118                 43
Other income                                                                                     1              1,015
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      3,731              4,323
=====================================================================================================================
EXPENSES:
Investment advisory fees                                                                     3,196                995
Co-administration fees and expenses (including per account transfer agency fees)             1,272                403
Custodian fees                                                                                  46                 14
Directors' fees                                                                                  6                  2
Registration fees                                                                                5                 17
Professional fees                                                                               11                  4
Printing                                                                                        17                  5
Other                                                                                            9                  4
Distribution and shareholder servicing fees - Class A                                          105                 17
Distribution and shareholder servicing fees - Class B                                           24                 50
Distribution and shareholder servicing fees - Class C                                           35                 16
Shareholder servicing fees - Class S                                                            11                  1
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                               4,737              1,528
=====================================================================================================================
Less: Waiver of expenses                                                                      (224)               (94)
---------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                           4,513              1,434
=====================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                                (782)             2,889
=====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized loss on investments                                                           (27,358)           (17,413)
Net change in unrealized appreciation or depreciation of investments                        36,363             20,134
---------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                      9,005              2,721
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $         8,223    $         5,610
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES
IN NET ASSETS in thousands

                                                                                    MID CAP GROWTH                   MID CAP
                                                                                     OPPORTUNITIES         FUND   VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                              10/1/02      10/1/01      10/1/02      10/1/01
                                                                                   TO           TO           TO           TO
                                                                              3/31/03      9/30/02      3/31/03      9/30/02
----------------------------------------------------------------------------------------------------------------------------
                                                                          (UNAUDITED)               (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                            $      (782) $      (707) $     2,889  $     3,508
Net realized gain (loss) on investments                                       (27,358)     (33,072)     (17,413)       3,174
Net change in unrealized appreciation or depreciation of investments           36,363      (19,320)      20,134      (11,284)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                 8,223      (53,099)       5,610       (4,602)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                         --           --          (76)        (100)
   Class B                                                                         --           --          (32)         (10)
   Class C                                                                         --           --           (9)          (2)
   Class S                                                                         --           --           (3)          (1)
   Class Y                                                                         --           --       (1,697)      (2,700)
Tax return of capital (2)
   Class A                                                                         --           --           --          (36)
   Class B                                                                         --           --           --          (29)
   Class C                                                                         --           --           --           (9)
   Class Y                                                                         --           --           --         (718)
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                --           --       (1,817)      (3,605)
============================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                          8,596       15,490        1,545        5,726
   Reinvestment of distributions                                                   --           --           74          132
   Payments for redemptions                                                    (7,389)     (17,177)      (1,335)      (5,952)
   Shares issued in connection with the acquisition of Fund net assets         53,440           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                    54,647       (1,687)         284          (94)
----------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                            833        2,886          306        1,753
   Reinvestment of distributions                                                   --           --           31           38
   Payments for redemptions                                                      (435)        (627)      (1,624)      (2,335)
   Shares issued in connection with the acquisition of Fund net assets          2,463           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                     2,861        2,259       (1,287)        (544)
----------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                          8,501        1,470          187          832
   Reinvestment of distributions                                                   --           --            9           11
   Payments for redemptions                                                    (1,446)        (137)        (606)        (829)
   Shares issued in connection with the acquisition of Fund net assets          3,422           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                    10,477        1,333         (410)          14
----------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                          4,798        6,770          529          137
   Reinvestment of distributions                                                   --           --            2           --
   Payments for redemptions                                                    (2,377)      (1,699)        (171)          --
   Shares issued in connection with the acquisition of Fund net assets            190           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class S transactions                                2,611        5,071          360          137
----------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                        220,264      216,825       35,515       61,416
   Reinvestment of distributions                                                   --           --        1,168        2,137
   Payments for redemptions                                                  (123,110)     (99,742)     (42,779)     (88,193)
   Shares issued in connection with the acquisition of Fund net assets        159,226           --           --           --
   Shares issued in connection with the acquisition of Common Trust Fund
    net assets                                                                245,348           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   501,728      117,083       (6,096)     (24,640)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             572,324      124,059       (7,149)     (25,127)
----------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                       580,547       70,960       (3,356)     (33,334)
NET ASSETS AT BEGINNING OF PERIOD                                             563,444      492,484      286,848      320,182
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                                               $ 1,143,991  $   563,444  $   283,492  $   286,848
----------------------------------------------------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                 $      (786) $        (4) $     1,072  $        --
============================================================================================================================

(1)  See note 4 in Notes to Financial Statements for additional information.
(2) Distributions from tax return of capital for the Mid Cap Value Fund Class S were less than $1,000 for the fiscal year ended September 30, 2002.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                               REALIZED AND
                                     NET ASSET                   UNREALIZED      DIVIDENDS
                                         VALUE           NET       GAINS OR       FROM NET  DISTRIBUTIONS  DISTRIBUTIONS
                                     BEGINNING    INVESTMENT    (LOSSES ON)     INVESTMENT           FROM    FROM RETURN
                                     OF PERIOD  INCOME (LOSS)   INVESTMENTS         INCOME  CAPITAL GAINS     OF CAPITAL
------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH OPPORTUNITIES (1)
Class A
  2003(2)(9)                      $      26.45  $      (0.06)  $       1.23   $         --   $         --    $        --
  2002                                   28.33         (0.11)         (1.77)            --             --             --
  2001(2)(3)                             54.63         (0.06)         (8.40)            --         (17.84)            --
  2000(2)                                37.80         (0.18)         17.80             --          (0.79)            --
  1999(2)                                37.59         (0.08)          0.60             --          (0.31)            --
  1998(2)                                44.36         (0.24)         (2.07)            --          (4.46)            --
Class B
  2003(2)(9)                      $      25.56  $      (0.16)  $       1.20   $         --   $         --    $        --
  2002                                   27.59         (0.18)         (1.85)            --             --             --
  2001(2)(3)                             53.97         (0.29)         (8.25)            --         (17.84)            --
  2000(2)                                37.63         (0.53)         17.66             --          (0.79)            --
  1999(2)(4)                             37.57         (0.23)          0.29             --             --             --
Class C
  2003(2)(9)                      $      26.29  $      (0.17)  $       1.25   $         --   $         --    $        --
  2002                                   28.33         (0.10)         (1.94)            --             --             --
  2001(2)(5)                             27.40            --           0.93             --             --             --
Class S
  2003(1)(2)                      $      26.43  $      (0.06)  $       1.23   $         --   $         --    $        --
  2002                                   28.29         (0.07)         (1.79)            --             --             --
  2001(2)(6)                             35.75         (0.06)         (7.40)            --             --             --
Class Y
  2003(2)(9)                      $      27.25  $      (0.02)  $       1.26   $         --   $         --    $        --
  2002                                   29.11         (0.05)         (1.81)            --             --             --
  2001(2)(3)                             55.52          0.02          (8.59)            --         (17.84)            --
  2000(2)                                38.32         (0.05)         18.04             --          (0.79)            --
  1999(2)                                38.01          0.02           0.60             --          (0.31)            --
  1998(2)                                44.70         (0.14)         (2.09)            --          (4.46)            --
------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
Class A
  2003(2)(9)                      $      13.29  $       0.13   $       0.11   $      (0.08)  $         --    $        --
  2002(2)                                13.74          0.13          (0.44)         (0.10)            --          (0.04)
  2001(2)                                14.62          0.10          (0.88)         (0.10)            --             --
  2000                                   12.95          0.08           1.67          (0.08)            --             --
  1999                                   15.04          0.10           1.26          (0.10)         (3.35)            --
  1998                                   24.19          0.07          (6.41)         (0.07)         (2.74)            --
Class B
  2003(2)(9)                      $      12.92  $       0.07   $       0.11   $      (0.04)  $         --    $        --
  2002(2)                                13.37          0.01          (0.41)         (0.01)            --          (0.04)
  2001(2)                                14.28         (0.01)         (0.88)         (0.02)            --             --
  2000                                   12.67          0.02           1.61          (0.02)            --             --
  1999                                   14.80          0.04           1.22          (0.04)         (3.35)            --
  1998                                   23.96         (0.01)         (6.41)            --          (2.74)            --
Class C
  2003(2)(9)                      $      13.17  $       0.07   $       0.11   $      (0.04)  $         --    $        --
  2002(2)                                13.63          0.01          (0.43)            --             --          (0.04)
  2001(2)                                14.55         (0.01)         (0.89)         (0.02)            --             --
  2000                                   12.92          0.02           1.63          (0.02)            --             --
  1999(7)                                13.69          0.06          (0.78)         (0.05)            --             --
Class S
  2003(2)(9)                      $      13.29  $       0.12   $       0.12   $      (0.08)  $         --    $        --
  2002(2)                                13.74          0.13          (0.44)         (0.10)            --          (0.04)
  2001(2)(5)                             13.31          0.01           0.42             --             --             --
Class Y
  2003(2)(9)                      $      13.33  $       0.14   $       0.11   $      (0.09)  $         --    $        --
  2002(2)                                13.77          0.17          (0.44)         (0.13)            --          (0.04)
  2001(2)                                14.68          0.14          (0.92)         (0.13)            --             --
  2000                                   12.99          0.11           1.69          (0.11)            --             --
  1999                                   15.05          0.12           1.30          (0.13)         (3.35)            --
  1998                                   24.21          0.14          (6.43)         (0.13)         (2.74)            --
------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                                                                 RATIO OF
                                                                                             RATIO OF NET     EXPENSES TO
                                    NET ASSETS                                    RATIO OF     INVESTMENT         AVERAGE
                                         VALUE                    NET ASSETS   EXPENSES TO  INCOME (LOSS)      NET ASSETS
                                        END OF         TOTAL          END OF       AVERAGE     TO AVERAGE      (EXCLUDING
                                        PERIOD    RETURN (8)    PERIOD (000)    NET ASSETS     NET ASSETS        WAIVERS)
-------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH OPPORTUNITIES (1)
Class A
  2003(2)(9)                      $      27.62          4.42%   $    131,107          1.20%         (0.42%)          1.25%
  2002                                   26.45         (6.64)         75,002          1.20          (0.34)           1.26
  2001(2)(3)                             28.33        (20.00)         82,043          1.20          (0.19)           1.22
  2000(2)                                54.63         47.23         108,326          1.20          (0.38)           1.22
  1999(2)                                37.80          1.31          95,758          1.19          (0.21)           1.21
  1998(2)                                37.59         (5.91)        136,146          1.13          (0.57)           1.20
Class B
  2003(2)(9)                      $      26.60          4.07%   $      7,125          1.95%         (1.16%)          2.00%
  2002                                   25.56         (7.36)          4,227          1.95          (1.08)           2.01
  2001(2)(3)                             27.59        (20.60)          2,606          1.94          (0.95)           1.97
  2000(2)                                53.97         46.13             666          1.95          (1.13)           1.97
  1999(2)(4)                             37.63          0.16             126          1.95          (0.89)           1.97
Class C
  2003(2)(9)                      $      27.37          4.11%   $     11,393          1.95%         (1.23%)          2.00%
  2002                                   26.29         (7.20)          1,136          1.95          (1.07)           2.01
  2001(2)(5)                             28.33          3.39              --            --             --              --
Class S
  2003(1)(2)                      $      27.60          4.43%   $      8,693          1.20%         (0.42%)          1.25%
  2002                                   26.43         (6.58)          5,869          1.20          (0.33)           1.26
  2001(2)(6)                             28.29        (20.87)          1,484          1.19          (0.24)           1.23
Class Y
  2003(2)(9)                      $      28.49          4.59%   $    985,673          0.95%         (0.14%)          1.00%
  2002                                   27.25         (6.39)        477,210          0.95          (0.08)           1.01
  2001(2)(3)                             29.11        (19.84)        406,349          0.95           0.06            0.97
  2000(2)                                55.52         47.56         435,613          0.95          (0.13)           0.97
  1999(2)                                38.32          1.56         359,947          0.94           0.04            0.96
  1998(2)                                38.01         (5.66)        464,858          0.88          (0.32)           0.95
-------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
Class A
  2003(2)(9)                      $      13.45          1.77%   $     13,513          1.20%          1.84%           1.27%
  2002(2)                                13.29         (2.41)         13,083          1.20           0.83            1.26
  2001(2)                                13.74         (5.41)         13,583          1.15           0.67            1.15
  2000                                   14.62         13.58          13,568          1.15           0.53            1.19
  1999                                   12.95          8.03          20,148          1.15           0.63            1.18
  1998                                   15.04        (28.83)         29,261          1.14           0.43            1.14
Class B
  2003(2)(9)                      $      13.06          1.40%   $      9,249          1.95%          1.10%           2.02%
  2002(2)                                12.92         (3.07)         10,410          1.95           0.08            2.01
  2001(2)                                13.37         (6.21)         11,311          1.90          (0.08)           1.90
  2000                                   14.28         12.85          12,495          1.90          (0.22)           1.94
  1999                                   12.67          7.38          19,072          1.90          (0.13)           1.93
  1998                                   14.80        (29.40)         31,276          1.89          (0.31)           1.89
Class C
  2003(2)(9)                      $      13.31          1.36%   $      2,822          1.95%          1.09%           2.02%
  2002(2)                                13.17         (3.09)          3,207          1.95           0.08            2.01
  2001(2)                                13.63         (6.17)          3,312          1.90          (0.04)           1.90
  2000                                   14.55         12.81           1,430          1.90          (0.15)           1.93
  1999(7)                                12.92         (5.25)            164          1.90           0.29            1.93
Class S
  2003(2)(9)                      $      13.45          1.78%   $        510          1.20%          1.79%           1.27%
  2002(2)                                13.29         (2.40)            158          1.20           0.87            1.26
  2001(2)(5)                             13.74          3.23              44          0.85           5.19            0.85
Class Y
  2003(2)(9)                      $      13.49          1.86%   $    257,398          0.95%          2.08%           1.02%
  2002(2)                                13.33         (2.12)        259,990          0.95           1.08            1.01
  2001(2)                                13.77         (5.37)        291,932          0.90           0.92            0.90
  2000                                   14.68         13.94         275,128          0.90           0.79            0.94
  1999                                   12.99          8.47         304,492          0.90           0.89            0.93
  1998                                   15.05        (28.65)        418,041          0.89           0.69            0.89
-------------------------------------------------------------------------------------------------------------------------

                                     RATIO OF NET
                                       INVESTMENT
                                    INCOME (LOSS)
                                   TO AVERAGE NET       PORTFOLIO
                                ASSETS (EXCLUDING        TURNOVER
                                         WAIVERS)            RATE
-----------------------------------------------------------------
MID CAP GROWTH OPPORTUNITIES (1)
Class A
  2003(2)(9)                                (0.47%)            79%
  2002                                      (0.40)            162
  2001(2)(3)                                (0.21)            204
  2000(2)                                   (0.40)            205
  1999(2)                                   (0.23)            140
  1998(2)                                   (0.64)             77
Class B
  2003(2)(9)                                (1.21%)            79%
  2002                                      (1.14)            162
  2001(2)(3)                                (0.98)            204
  2000(2)                                   (1.15)            205
  1999(2)(4)                                (0.91)            140
Class C
  2003(2)(9)                                (1.28%)            79%
  2002                                      (1.13)            162
  2001(2)(5)                                   --             204
Class S
  2003(1)(2)                                (0.47%)            79%
  2002                                      (0.39)            162
  2001(2)(6)                                (0.28)            204
Class Y
  2003(2)(9)                                (0.19%)            79%
  2002                                      (0.14)            162
  2001(2)(3)                                 0.04             204
  2000(2)                                   (0.15)            205
  1999(2)                                    0.02             140
  1998(2)                                   (0.39)             77
-----------------------------------------------------------------
MID CAP VALUE FUND
Class A
  2003(2)(9)                                 1.77%             53%
  2002(2)                                    0.77              90
  2001(2)                                    0.67             104
  2000                                       0.49             141
  1999                                       0.60             121
  1998                                       0.43             135
Class B
  2003(2)(9)                                 1.03%             53%
  2002(2)                                    0.02              90
  2001(2)                                   (0.08)            104
  2000                                      (0.26)            141
  1999                                      (0.16)            121
  1998                                      (0.31)            135
Class C
  2003(2)(9)                                 1.02%             53%
  2002(2)                                    0.02              90
  2001(2)                                   (0.04)            104
  2000                                      (0.18)            141
  1999(7)                                    0.26             121
Class S
  2003(2)(9)                                 1.72%             53%
  2002(2)                                    0.81              90
  2001(2)(5)                                 5.19             104
Class Y
  2003(2)(9)                                 2.01%             53%
  2002(2)                                    1.02              90
  2001(2)                                    0.92             104
  2000                                       0.75             141
  1999                                       0.86             121
  1998                                       0.69             135
-----------------------------------------------------------------

(1) The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Fistar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

(2)  Per share data calculated using average shares outstanding method.

(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

(9) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

LARGE CAP GROWTH OPPORTUNITIES

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 14.3%
AOL Time Warner* (A)                                                          543,565   $      5,903
Best Buy* (A)                                                                  70,155          1,892
Clear Channel Communications*                                                 167,160          5,670
Dollar General*                                                               639,200          7,805
Dollar Tree Stores                                                            131,240          2,612
eBay* (A)                                                                      84,800          7,233
Gannett (A)                                                                    48,340          3,405
Harley-Davidson (A)                                                           197,275          7,834
Home Depot (A)                                                                643,647         15,679
International Game Technology* (A)                                             33,720          2,762
Johnson Controls (A)                                                           37,800          2,738
Jones Apparel Group* (A)                                                      178,400          4,893
Kohl's* (A)                                                                    85,605          4,843
Lowe's (A)                                                                    245,700         10,029
MGM MIRAGE* (A)                                                               110,150          3,222
Newell Rubbermaid (A)                                                         184,780          5,238
Omnicom Group (A)                                                              51,210          2,774
Target (A)                                                                    375,210         10,979
Viacom*                                                                       114,110          4,165
Viacom, Cl B* (A)                                                             165,874          6,058
Wal-Mart Stores (A)                                                           771,740         40,154
                                                                                        ------------
                                                                                             155,888
                                                                                        ------------
CONSUMER STAPLES - 10.4%
Altria Group                                                                  345,660         10,356
Anheuser-Busch (A)                                                            248,570         11,586
Clorox (A)                                                                    107,900          4,982
Coca-Cola                                                                     383,480         15,523
Colgate-Palmolive (A)                                                          45,100          2,455
General Mills (A)                                                              62,530          2,848
Hershey Foods                                                                  89,210          5,590
Kimberly-Clark                                                                122,040          5,548
Kraft Foods (A)                                                               163,240          4,603
Kroger*                                                                       240,300          3,160
Pepsi Bottling                                                                199,800          3,582
PepsiCo (A)                                                                   395,100         15,804
Procter & Gamble (A)                                                          188,880         16,820
Safeway* (A)                                                                  148,584          2,813
Walgreen (A)                                                                  267,340          7,881
                                                                                        ------------
                                                                                             113,551
                                                                                        ------------
ENERGY - 2.3%
Anadarko Petroleum (A)                                                        104,600          4,759
Apache                                                                        109,204          6,742
Baker Hughes                                                                   93,410          2,796
BJ Services*                                                                   81,710          2,810
Murphy Oil                                                                    114,300          5,049
Smith International*                                                           81,420          2,868
                                                                                        ------------
                                                                                              25,024
                                                                                        ------------
FINANCIALS - 8.0%
ACE                                                                           127,420          3,689
American International Group                                                  273,991         13,549
Capital One Financial (A)                                                     237,140          7,117
Charles Schwab (A)                                                            234,500          1,693
Citigroup                                                                     380,905         13,122
Fannie Mae                                                                    259,930         16,986
Federal Home Loan Mortgage                                                    179,180          9,514
Fifth Third Bancorp                                                           101,260          5,077
Goldman Sachs Group (A)                                                        80,340   $      5,470
MBNA                                                                          285,485          4,297
Wells Fargo                                                                   143,970          6,477
                                                                                        ------------
                                                                                              86,991
                                                                                        ------------
HEALTH CARE - 29.7%
Abbott Laboratories                                                           406,270         15,280
AmerisourceBergen                                                               5,372            282
Amgen* (A)                                                                    456,090         26,248
Andrx Group* (A)                                                              221,630          2,617
Anthem*                                                                         4,100            272
Baxter International (A)                                                      428,500          7,987
Biogen* (A)                                                                    81,300          2,436
Biomet (A)                                                                    181,940          5,576
Boston Scientific* (A)                                                         80,950          3,299
Cardinal Health (A)                                                           175,354          9,990
Eli Lilly                                                                     168,560          9,633
Express Scripts* (A)                                                          113,356          6,312
Forest Laboratories, Cl A* (A)                                                159,360          8,601
Gilead Sciences* (A)                                                          253,730         10,654
HCA (A)                                                                       277,530         11,479
IDEC Pharmaceuticals* (A)                                                     102,930          3,543
Johnson & Johnson (A)                                                         818,210         47,350
Lifecore Biomedical*                                                            4,200             15
McKesson HBOC                                                                  10,100            252
Medtronic (A)                                                                 488,060         22,021
Merck                                                                         203,500         11,148
Pfizer (A)                                                                  1,477,025         46,024
Pharmacia                                                                     716,197         31,011
Schering-Plough                                                                50,850            907
Teva Pharmaceutical Industries (A)                                             15,400            641
UnitedHealth Group (A)                                                         76,170          6,982
Wellpoint Health Networks* (A)                                                124,530          9,558
Wyeth (A)                                                                     463,350         17,524
Zimmer Holdings* (A)                                                          132,789          6,457
                                                                                        ------------
                                                                                             324,099
                                                                                        ------------
INDUSTRIALS - 8.0%
3M (A)                                                                         99,420         12,928
Automatic Data Processing (A)                                                  87,300          2,688
Concord EFS*                                                                   74,530            701
Danaher (A)                                                                    40,950          2,693
General Electric (A)                                                        2,348,630         59,890
Southwest Airlines (A)                                                        200,600          2,881
United Technologies (A)                                                        94,260          5,446
                                                                                        ------------
                                                                                              87,227
                                                                                        ------------
INFORMATION TECHNOLOGY - 23.5%
Accenture* (A)                                                                323,740          5,018
Affiliated Computer Services, Cl A*(A)                                        118,670          5,252
Applied Materials* (A)                                                        390,200          4,909
BEA Systems* (A)                                                              411,650          4,195
BMC Software* (A)                                                             203,340          3,068
Cisco Systems* (A)                                                          1,813,358         23,537
Dell Computer* (A)                                                            849,610         23,203
Electronic Arts* (A)                                                           99,800          5,852
EMC*                                                                          293,470          2,122
First Data (A)                                                                203,670          7,538
Flextronics International* (A)                                                408,710          3,564
Hewlett-Packard (A)                                                           223,414          3,474
IBM                                                                           202,910         15,914

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          SHARES/PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------------------
Intel                                                                       1,597,090   $     26,001
KLA-Tencor* (A)                                                               167,080          6,005
Microchip Technology (A)                                                      214,510          4,269
Microsoft (A)                                                               2,111,480         51,119
Nokia, ADR, Cl A (A)                                                          363,390          5,091
Novellus Systems* (A)                                                         320,420          8,738
Oracle Systems* (A)                                                         1,109,570         12,038
PeopleSoft* (A)                                                               269,000          4,116
QUALCOMM (A)                                                                  202,960          7,319
SAP (A)                                                                       169,170          3,207
Texas Instruments                                                             910,340         14,902
Xilinx* (A)                                                                   243,580          5,702
                                                                                        ------------
                                                                                             256,153
                                                                                        ------------
MATERIALS - 0.5%
E.I. du pont de Nemours                                                       148,600          5,775
                                                                                        ------------
TELECOMMUNICATION SERVICES - 0.2%
Nextel Communications, Cl A* (A)                                              197,090          2,639
                                                                                        ------------
TOTAL COMMON STOCKS                                                                        1,057,347
                                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 2.8%
First American Prime Obligations Fund, Cl Y (B)                            30,771,394         30,771
                                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                                         30,771
                                                                                        ------------
INVESTMENTS PURCHASED WITH CASH
 PROCEEDS FROM SECURITIES LENDING - 49.5%
COMMERCIAL PAPER - 7.1%
CS First Boston
   1.638%, 12/01/03                                                      $      9,478          9,478
Danske Bank
   1.508%, 12/22/03                                                             9,478          9,478
Goldman Sachs
   1.518%, 08/28/03                                                            12,321         12,321
Morgan Stanley
   1.518%, 06/17/03                                                             4,739          4,739
   1.518%, 07/08/03                                                             3,412          3,412
   1.518%, 09/22/03                                                             4,739          4,739
Orchard Park
   1.475%, 01/06/04                                                             9,478          9,478
UBS Financial
   1.390%, 04/01/03                                                            23,691         23,691
                                                                                        ------------
TOTAL COMMERCIAL PAPER                                                                        77,336
                                                                                        ------------

CORPORATE OBLIGATIONS - 5.4%
CS First Boston
   1.760%, 04/11/03                                                             9,478          9,478
Deutsche Bank
   1.470%, 03/22/03                                                             4,738          4,738
   1.580%, 12/31/03                                                             3,791          3,791
General Electric Capital Corporation
   1.355%, 07/09/07                                                             4,739          4,739
Merrill Lynch
   1.538%, 05/05/03                                                             8,056          8,056
Monet Trust
   1.360%, 12/28/03                                                             9,478          9,478
SMM Trust 2002-M
   1.32%, 09/23/03                                                              9,478          9,478
URI Trust
   1.3288%, 09/18/03                                                            9,478          9,478
                                                                                        ------------
TOTAL CORPORATE OBLIGATIONS                                                                   59,236
                                                                                        ------------
MONEY MARKET FUNDS - 4.6%
AIM Liquid Assets Portfolio                                                16,112,345   $     16,112
Dreyfus Cash Manage Plus Fund                                                 947,785            948
Evergreen Institutional
 Money Market Fund                                                          3,317,247          3,317
HSBC Investor
 Money Market Fund - Cl I                                                   2,843,355          2,843
Merrill Lynch
 Premier Institutional Fund                                                18,357,189         18,357
Merrimac Cash Series Fund                                                   2,843,355          2,843
One Group Institutional
 Prime Money Market Fund                                                    5,686,710          5,687
Reserve Primary Fund                                                          473,892            474
                                                                                        ------------
TOTAL MONEY MARKET FUNDS                                                                      50,581
                                                                                        ------------
OTHER SHORT-TERM INVESTMENTS - 4.5%
Allied Irish Bank
   1.330%, 06/02/03                                                      $      4,739          4,739
   1.340%, 05/09/03                                                             9,478          9,478
Commonwealth Life
   1.678%, 04/01/03                                                             4,785          4,785
General Electric Capital Assurance
   1.370%, 12/19/03                                                             1,896          1,896
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                             6,037          6,037
Security Life Denver
   1.490%, 03/15/04                                                             9,478          9,478
   1.381%, 01/13/04                                                            12,321         12,321
                                                                                        ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            48,734
                                                                                        ------------
REPURCHASE AGREEMENTS - 27.9%
Bear Stearns
   1.420%, 04/10/03                                                            18,956         18,956
CS First Boston
   1.370%, 04/01/03                                                            18,956         18,956
   1.380%, 04/01/03                                                             2,938          2,938
   1.380%, 04/01/03                                                            23,695         23,695
Goldman Sachs
   1.360%, 06/10/03                                                             4,739          4,739
   1.400%, 06/11/03                                                             4,739          4,739
   1.420%, 04/07/03                                                             9,478          9,478
   1.520%, 04/01/03                                                            14,217         14,217
Greenwich Capital Markets
   1.430%, 04/01/03                                                            28,434         28,434
Lehman Brothers
   1.560%, 04/01/03                                                             9,478          9,478
   1.640%, 04/01/03                                                             7,108          7,108
   1.640%, 04/01/03                                                            30,803         30,803
Merrill Lynch
   1.560%, 04/01/03                                                            11,847         11,847
   1.360%, 04/01/03                                                            28,433         28,433
   1.500%, 04/01/03                                                            14,217         14,217
   1.560%, 04/01/03                                                            18,956         18,956
Morgan Stanley
   1.470%, 04/01/03                                                            14,217         14,217
   1.510%, 04/01/03                                                            29,476         29,476
Salomon Smith Barney
   1.540%, 04/01/03                                                            14,217         14,217
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS                                                                  304,904
                                                                                        ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $540,791)                                                                           540,791
                                                                                        ------------

DESCRIPTION                                                               VALUE (000)
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 149.2%
   (Cost $1,719,422)                                                     $  1,628,909
                                                                         ------------
OTHER ASSETS AND LIABILITIES, NET - (49.2)%                                  (537,708)
                                                                         ------------
TOTAL NET ASSETS - 100.0%                                                $  1,091,201
                                                                         ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $514,479,758 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which, also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

LARGE CAP SELECT FUND

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 91.2%
CONSUMER DISCRETIONARY - 13.2%
AOL Time Warner*                                                               12,583   $        137
Autozone*                                                                       1,294             89
Best Buy*                                                                         235              6
Black & Decker                                                                  2,325             81
Clear Channel Communications*                                                   1,494             51
Comcast, Special CI A*                                                          2,010             55
Comcast, Cl A*                                                                  5,843            167
Dollar General*                                                                 4,744             58
Dollar Tree Stores                                                              1,858             37
eBay*                                                                           1,968            168
Gap                                                                            10,400            151
Harley-Davidson                                                                 1,802             72
Home Depot                                                                      4,055             99
Johnson Controls                                                                1,678            122
Jones Apparel Group*                                                            1,668             46
Kohl's*                                                                         2,651            150
Lear*                                                                           2,150             76
Lowe's                                                                          1,763             72
Newell Rubbermaid                                                               7,960            226
Target                                                                          4,038            118
Tribune                                                                         3,650            164
Viacom*                                                                         5,947            217
Viacom, Cl B*                                                                   7,585            277
Wal-Mart Stores                                                                13,835            720
Yum! Brands*                                                                    4,700            114
                                                                                        ------------
                                                                                               3,473
                                                                                        ------------
CONSUMER STAPLES - 7.5%
Altria Group                                                                    3,097             93
Anheuser-Busch                                                                  2,027             94
Clorox                                                                          5,580            258
Coca-Cola                                                                       6,781            275
ConAgra Foods                                                                   3,884             78
General Mills                                                                   3,137            143
Hershey Foods                                                                   4,114            258
Kimberly-Clark                                                                    929             42
Pepsi Bottling                                                                  1,925             35
PepsiCo                                                                         2,309             92
Procter & Gamble                                                                6,249            556
Walgreen                                                                        1,620             48
                                                                                        ------------
                                                                                               1,972
                                                                                        ------------
ENERGY - 5.8%
Anadarko Petroleum                                                              4,936            225
Apache                                                                          5,650            349
BP, ADR                                                                         9,925            383
ChevronTexaco                                                                   1,029             67
Conoco, Cl B                                                                    4,799            257
Halliburton                                                                     4,850            101
Murphy Oil                                                                        790             35
Noble*                                                                          3,363            106
                                                                                        ------------
                                                                                               1,523
                                                                                        ------------
FINANCIALS - 16.5%
ACE                                                                             1,551             45
Allstate                                                                        6,402            212
American Express                                                                1,756             58
American International Group                                                    3,965            196
AmSouth Bancorp                                                                 5,000             99

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
Bank of America                                                                 5,001            334
Bank One                                                                        3,882   $        134
Boston Properties                                                                 221              8
Capital One Financial                                                           3,515            105
Charter One Financial                                                           2,541             70
Citigroup                                                                      15,696            541
Compass Bancshares                                                              4,500            141
Fannie Mae                                                                      1,790            117
Federal Home Loan Mortgage                                                        819             43
Fifth Third Bancorp                                                                45              2
FleetBoston Financial                                                           3,758             90
General Growth Properties                                                       2,285            123
Goldman Sachs Group                                                             5,190            353
J. P. Morgan Chase                                                              1,667             40
John Hancock Financial Services                                                    81              2
Lehman Brothers Holdings                                                        4,100            237
MBNA                                                                            2,179             33
Morgan Stanley                                                                  4,870            187
SAFECO                                                                          4,430            155
Simon Property Group                                                            1,122             40
Wachovia                                                                        9,476            323
Wells Fargo                                                                    10,259            462
XL Capital Limited, Cl A                                                        2,422            171
                                                                                        ------------
                                                                                               4,321
                                                                                        ------------
HEALTH CARE - 17.2%
Abbott Laboratories                                                            11,356            427
Amgen*                                                                          6,443            371
Andrx Group*                                                                    2,294             27
Baxter International                                                            5,731            107
Biogen*                                                                           445             13
Biomet                                                                          1,440             44
Boston Scientific*                                                                262             11
Bristol-Myers Squibb                                                            4,066             86
Cardinal Health                                                                 2,147            122
Eli Lilly                                                                         366             21
Express Scripts*                                                                6,501            362
Forest Laboratories, Cl A*                                                      2,648            143
Gilead Sciences*                                                                4,623            194
HCA                                                                             2,482            103
IDEC Pharmaceuticals*                                                             402             14
Johnson & Johnson                                                               8,161            472
Medtronic                                                                       6,952            314
Merck                                                                           5,800            318
Pfizer                                                                         11,812            368
Pharmacia                                                                      13,228            573
UnitedHealth Group                                                                510             47
Wellpoint Health Networks*                                                      1,647            126
Wyeth                                                                           4,105            155
Zimmer Holdings*                                                                2,038             99
                                                                                        ------------
                                                                                               4,517
                                                                                        ------------
INDUSTRIALS - 7.7%
3M                                                                              5,095            663
Caterpillar                                                                     3,284            162
FedEx                                                                           2,540            140
General Electric                                                               14,681            374
ITT Industries                                                                  4,259            227
Lockheed Martin                                                                 2,449            116
Union Pacific                                                                   1,217             67
United Technologies                                                             4,675            270
                                                                                        ------------
                                                                                               2,019
                                                                                        ------------
INFORMATION TECHNOLOGY - 14.5%
Accenture*                                                                      2,486   $         39
Affiliated Computer Services, Cl A*                                             1,170             52
BEA Systems*                                                                    3,852             39
BMC Software*                                                                   8,317            126
Cisco Systems*                                                                 15,769            205
Computer Associates International                                              10,696            146
Dell Computer*                                                                 13,097            358
Electronic Arts*                                                                2,263            133
Flextronics International*                                                      4,680             41
Hewlett-Packard                                                                 6,888            107
IBM                                                                             5,614            440
Intel                                                                          27,350            445
KLA-Tencor*                                                                     3,407            122
Microchip Technology                                                            3,278             65
Microsoft                                                                      21,262            515
Nokia, ADR, Cl A                                                                4,950             69
Novellus Systems*                                                               7,531            205
Oracle Systems*                                                                 7,767             84
PeopleSoft*                                                                    11,847            181
QUALCOMM                                                                        2,263             82
SAP AG                                                                          3,154             60
Texas Instruments                                                              12,543            205
Xilinx*                                                                         3,334             78
                                                                                        ------------
                                                                                               3,797
                                                                                        ------------
MATERIALS - 3.1%
E.I. du pont de Nemours                                                         6,103            237
International Paper                                                             6,551            221
Nucor                                                                           2,815            107
Praxair                                                                         4,573            258
                                                                                        ------------
                                                                                                 823
                                                                                        ------------
TELECOMMUNICATION SERVICES - 2.1%
ALLTEL                                                                          3,995            179
CenturyTel                                                                      6,638            183
Verizon Communications                                                          5,769            204
                                                                                        ------------
                                                                                                 566
                                                                                        ------------
UTILITIES - 3.6%
Dominion Resources                                                              2,408            133
Entergy                                                                         2,531            122
Exelon                                                                          4,411            222
FirstEnergy                                                                     1,937             61
FPL Group                                                                       5,106            301
Public Service Enterprises                                                      2,817            103
                                                                                        ------------
                                                                                                 942
                                                                                        ------------
TOTAL COMMON STOCKS
   (Cost $23,874)                                                                             23,953
                                                                                        ------------

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 0.8%
U.S. Treasury Bill
 1.290%, 06/05/03 (B)                                                             200   $        199
                                                                                        ------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $200)                                                                                   199
                                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 7.9%
First American
 Prime Obligations Fund, Cl Y (A)                                           2,060,611          2,061
                                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND
   (Cost $2,061)                                                                               2,061
                                                                                        ------------
TOTAL INVESTMENTS - 99.9%
   (Cost $26,135)                                                                             26,213
                                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                          37
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                               $     26,250
                                                                                        ------------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

(B) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements for additional information.

Cl - Class

LARGE CAP VALUE FUND

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 11.1%
AOL Time Warner*                                                              559,700   $      6,078
Autozone* (A)                                                                  67,200          4,617
Black & Decker                                                                148,750          5,185
Comcast* (A)                                                                  229,900          6,320
Comcast, Cl A* (A)                                                            540,196         15,444
Gap (A)                                                                       654,150          9,479
Johnson Controls (A)                                                           63,550          4,604
Lear* (A)                                                                     174,800          6,179
Newell Rubbermaid (A)                                                         267,250          7,577
Tribune                                                                       211,300          9,511
Viacom, Cl B* (A)                                                             422,650         15,435
Walt Disney (A)                                                               414,750          7,059
Yum! Brands*                                                                  306,150          7,449
                                                                                        ------------
                                                                                             104,937
                                                                                        ------------
CONSUMER STAPLES - 5.1%
Altria Group                                                                  132,450          3,968
Clorox (A)                                                                    175,400          8,098
Coca-Cola                                                                     185,200          7,497
ConAgra Foods                                                                 225,750          4,533
General Mills (A)                                                             175,800          8,008
Procter & Gamble (A)                                                          183,200         16,314
                                                                                        ------------
                                                                                              48,418
                                                                                        ------------
ENERGY - 12.4%
Anadarko Petroleum (A)                                                        201,800          9,182
Apache                                                                        202,398         12,496
BP, ADR (A)                                                                   311,550         12,023
ChevronTexaco (A)                                                             216,450         13,993
Conoco, Cl B (A)                                                              337,650         18,098
Exxon Mobil (A)                                                             1,069,414         37,376
Halliburton                                                                   352,150          7,300
Noble*                                                                        224,850          7,065
                                                                                        ------------
                                                                                             117,533
                                                                                        ------------
FINANCIALS - 32.0%
AFLAC                                                                         161,800          5,186
Allstate                                                                      444,500         14,744
American Express (A)                                                          374,700         12,451
American International Group (A)                                              188,750          9,334
AmSouth Bancorp                                                               368,000          7,316
Bank of America                                                               446,900         29,871
Bank One (A)                                                                  429,900         14,883
Boston Properties (REIT) (A)                                                  128,100          4,855
Charter One Financial                                                         360,670          9,976
Citigroup                                                                   1,141,002         39,308
Compass Bancshares                                                            307,800          9,625
FleetBoston Financial                                                         200,950          4,799
General Growth Properties (A)                                                  97,300          5,249
Goldman Sachs Group (A)                                                       139,100          9,470
J.P. Morgan Chase (A)                                                         257,100          6,096
John Hancock Financial Services                                               270,400          7,512
Lehman Brothers Holdings                                                      247,250         14,279
Marshall & Ilsley                                                             145,900          3,729
Morgan Stanley (A)                                                            361,150         13,850
SAFECO (A)                                                                    297,800         10,414
Simon Property Group (A)                                                      137,500          4,927
Wachovia (A)                                                                  623,200         21,232
Washington Mutual (A)                                                         299,300         10,556

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
Wells Fargo                                                                   601,400   $     27,057
XL Capital Limited, Cl A                                                      103,550          7,329
                                                                                        ------------
                                                                                             304,048
                                                                                        ------------
HEALTH CARE - 6.1%
Abbott Laboratories                                                           329,100         12,377
Bristol-Myers Squibb                                                          543,400         11,482
Express Scripts* (A)                                                          179,650         10,003
Merck                                                                         445,850         24,424
                                                                                        ------------
                                                                                              58,286
                                                                                        ------------
INDUSTRIALS - 8.2%
3M (A)                                                                        136,600         17,762
Caterpillar (A)                                                               205,600         10,116
FedEx                                                                         154,600          8,514
ITT Industries                                                                215,150         11,491
Lockheed Martin                                                               231,050         10,986
Union Pacific (A)                                                             133,900          7,365
United Technologies (A)                                                       203,200         11,741
                                                                                        ------------
                                                                                              77,975
                                                                                        ------------
INFORMATION TECHNOLOGY - 6.3%
BMC Software* (A)                                                             255,500          3,855
Computer Associates International (A)                                         581,200          7,939
Hewlett-Packard (A)                                                           479,288          7,453
IBM (A)                                                                       276,156         21,659
Intel                                                                         713,600         11,617
Lucent Technologies* (A)                                                    2,214,200          3,255
PeopleSoft* (A)                                                               262,650          4,019
                                                                                        ------------
                                                                                              59,797
                                                                                        ------------
MATERIALS - 5.2%
E.I. du pont de Nemours (A)                                                   356,200         13,842
International Paper (A)                                                       403,500         13,638
Nucor (A)                                                                     172,800          6,596
Praxair                                                                       273,900         15,434
                                                                                        ------------
                                                                                              49,510
                                                                                        ------------
TELECOMMUNICATION SERVICES - 6.1%
ALLTEL (A)                                                                    243,150         10,883
CenturyTel (A)                                                                366,350         10,111
SBC Communications                                                            562,826         11,290
Verizon Communications (A)                                                    717,352         25,358
                                                                                        ------------
                                                                                              57,642
                                                                                        ------------
UTILITIES - 6.0%
Dominion Resources (A)                                                        177,900          9,850
Entergy (A)                                                                   109,400          5,268
Exelon                                                                        200,200         10,092
FirstEnergy (A)                                                               260,000          8,190
FPL Group (A)                                                                 182,100         10,731
KeySpan                                                                       122,000          3,935
Public Service Enterprises (A)                                                231,600          8,497
                                                                                        ------------
                                                                                              56,563
                                                                                        ------------
TOTAL COMMON STOCKS                                                                          934,709
                                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 2.2%
First American Prime Obligations Fund, Cl Y (B)                            20,578,842         20,579
                                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                                         20,579
                                                                                        ------------

DESCRIPTION                                                           SHARES/PAR(000)    VALUE (000)
----------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
  PROCEEDS FROM SECURITIES LENDING - 44.6%
COMMERCIAL PAPER - 6.4%
CS First Boston
   1.638%, 12/01/03                                                      $      7,413   $      7,413
Danske Bank
   1.508%, 12/22/03                                                             7,413          7,413
Goldman Sachs
   1.518%, 08/28/03                                                             9,636          9,636
Morgan Stanley
   1.518%, 06/17/03                                                             3,706          3,706
   1.518%, 07/08/03                                                             2,669          2,669
   1.518%, 09/22/03                                                             3,706          3,706
Orchard Park
   1.475%, 01/06/04                                                             7,413          7,413
UBS Financial
   1.390%, 04/01/03                                                            18,529         18,529
                                                                                        ------------
TOTAL COMMERCIAL PAPER                                                                        60,485
                                                                                        ------------
CORPORATE OBLIGATIONS - 4.9%
CS First Boston
   1.760%, 04/11/03                                                             7,413          7,413
Deutsche Bank
   1.470%, 03/22/03                                                             3,706          3,706
   1.580%, 12/31/03                                                             2,965          2,965
General Electric Capital Corporation
   1.355%, 07/09/07                                                             3,706          3,706
Merrill Lynch
   1.538%, 05/05/03                                                             6,301          6,301
Monet Trust
   1.368%, 12/28/03                                                             7,413          7,413
SMM Trust 2002-M
   1.328%, 09/23/03                                                             7,413          7,413
URI Trust
   1.329%, 09/18/03                                                             7,413          7,413
                                                                                        ------------
TOTAL CORPORATE OBLIGATIONS                                                                   46,330
                                                                                        ------------
MONEY MARKET FUNDS - 4.2%
AIM Liquid Assets Portfolio                                                12,601,563         12,602
Dreyfus Cash Manage Plus Fund                                                 741,268            741
Evergreen Institutional
 Money Market Fund                                                          2,594,439          2,594
HSBC Investor
 Money Market Fund - Cl I                                                   2,223,805          2,224
Merrill Lynch
 Premier Institutional Fund                                                14,357,269         14,357
Merrimac Cash Series Fund                                                   2,223,805          2,224
One Group Institutional
 Prime Money Market Fund                                                    4,447,610          4,448
Reserve Primary Fund                                                          370,634            371
                                                                                        ------------
TOTAL MONEY MARKET FUNDS                                                                      39,561
                                                                                        ------------
OTHER SHORT-TERM INVESTMENTS - 4.0%
Allied Irish Bank
   1.330%, 06/02/03                                                             3,706          3,706
   1.340%, 05/09/03                                                             7,413          7,413
Commonwealth Life
   1.678%, 04/01/03                                                             3,743          3,743
General Electric Capital Assurance
   1.370%, 12/19/03                                                             1,483          1,483
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                             4,722          4,722
Security Life Denver
   1.490%, 03/15/04                                                             7,413          7,413
   1.381%, 01/13/04                                                             9,636          9,636
                                                                                        ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            38,116
                                                                                        ------------

DESCRIPTION                                                                  PAR(000)    VALUE (000)
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 25.1%
Bear Stearns
   1.420%, 04/10/03                                                      $     14,825   $     14,825
CS First Boston
   1.370%, 04/01/03                                                            14,825         14,825
   1.380%, 04/01/03                                                             2,298          2,298
   1.380%, 04/01/03                                                            18,532         18,532
Goldman Sachs
   1.360%, 06/10/03                                                             3,706          3,706
   1.400%, 06/11/03                                                             3,706          3,706
   1.420%, 04/07/03                                                             7,413          7,413
   1.520%, 04/01/03                                                            11,119         11,119
Greenwich Capital Markets
   1.430%, 04/01/03                                                            22,238         22,238
Lehman Brothers
   1.560%, 04/01/03                                                             7,413          7,413
   1.640%, 04/01/03                                                             5,559          5,559
   1.640%, 04/01/03                                                            24,091         24,091
Merrill Lynch
   1.560%, 04/01/03                                                             9,266          9,266
   1.360%, 04/01/03                                                            22,238         22,238
   1.500%, 04/01/03                                                            11,119         11,119
   1.560%, 04/01/03                                                            14,825         14,825
Morgan Stanley
   1.470%, 04/01/03                                                            11,119         11,119
   1.510%, 04/01/03                                                            23,053         23,053
Salomon Smith Barney
   1.540%, 04/01/03                                                            11,119         11,119
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS                                                                  238,464
                                                                                        ------------
TOTAL INVESTMENTS PURCHASED WITH CASH
   PROCEEDS FROM SECURITIES LENDING
   (Cost $422,956)                                                                           422,956
                                                                                        ------------
TOTAL INVESTMENTS - 145.3%
   (Cost $1,418,122)                                                                       1,378,244
                                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (45.3)%                                                 (429,972)
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                               $    948,272
                                                                                        ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $402,516,372 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

ADR - American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                                LARGE CAP GROWTH        LARGE CAP        LARGE CAP
                                                                              OPPORTUNITIES FUND      SELECT FUND       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value *+                                             $   1,628,909    $      26,213    $   1,378,244
Cash                                                                                          65                1               31
Dividends and interest receivable                                                          1,153               20              978
Receivable for investment securities sold                                                 12,034              340           20,905
Capital shares sold                                                                          982              136              757
Other receivables                                                                             14               --               --
Prepaid expenses and other assets                                                             22                2               35
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           1,643,179           26,712        1,400,950
==================================================================================================================================
LIABILITIES:
Payable for investment securities purchased                                                8,523              401           26,719
Payable upon return of securities loaned                                                 540,791               --          422,956
Capital shares redeemed                                                                    1,821               --            2,236
Variation margin receivable                                                                   --               36               --
Payable fpr advisory, co-administration, and custodian fees                                  776               18              711
Distribution and shareholder servicing fees                                                   64               --               54
Accrued expenses and other liabilities                                                         3                7                2
----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                        551,978              462          452,678
==================================================================================================================================
NET ASSETS                                                                         $   1,091,201    $      26,250    $     948,272
==================================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                                  $   1,292,103    $      26,502    $   1,190,546
Distributions in excess of net investment income                                            (160)              (4)            (138)
Accumulated net realized loss                                                           (110,229)            (333)        (202,258)
Net unrealized appreciation or depreciation of investments                               (90,513)              78          (39,878)
Net unrealized appreciation of futures contracts                                              --                7               --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   1,091,201    $      26,250    $     948,272
==================================================================================================================================
 *Investments in securities, at cost                                               $   1,719,422    $      26,135    $   1,418,122
 +Including securities loaned                                                      $     514,480    $          --    $     402,516

CLASS A:
Net assets                                                                         $      80,954    $          31    $      79,585
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  4,124                3            6,172
Net asset value and redemption price per share                                     $       19.63    $        9.86    $       12.90
Maximum offering price per share (1)                                               $       20.77    $       10.43    $       13.65

CLASS B:
Net assets                                                                         $      37,121    $           7    $      30,152
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  1,947                1            2,380
Net asset value and offering price per share (2)                                   $       19.06    $        9.85    $       12.67

CLASS C:
Net assets                                                                         $      14,311    $           3    $       6,607
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    736               --              516
Net asset value per share (2)                                                      $       19.45    $        9.84    $       12.82
Maximum offering price per share (3)                                               $       19.65    $       10.41    $       12.95

CLASS S:
Net assets                                                                         $      13,758    $           1    $      21,736
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    701              --             1,686
Net asset value, offering price, and redemption price per share                    $       19.63    $        9.85    $       12.89

CLASS Y:
Net assets                                                                         $     945,057    $      26,208    $     810,192
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 47,096            2,660           62,674
Net asset value, offering price, and redemption price per share                    $       20.07    $        9.85    $       12.93
----------------------------------------------------------------------------------------------------------------------------------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to the Financial Statements.
(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                LARGE CAP GROWTH        LARGE CAP        LARGE CAP
                                                                              OPPORTUNITIES FUND   SELECT FUND(1)       VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                           $          92    $           4    $         161
Dividends                                                                                  4,419               64           12,461
Less: Foreign taxes withheld                                                                 (32)              (1)             (23)
Securities lending                                                                            82               --              145
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                    4,561               67           12,744
==================================================================================================================================
EXPENSES:
Investment advisory fees                                                                   2,035               23            3,282
Co-administration fees and expenses (including per account transfer agency fees)             880               18            1,407
Custodian fees                                                                                31               --               50
Directors' fees                                                                                5               --                8
Registration fees                                                                              8                7                9
Professional fees                                                                              8               --               13
Printing                                                                                      13               --               20
Other                                                                                          7                2               13
Distribution and shareholder servicing fees - Class A                                         38               --              108
Distribution and shareholder servicing fees - Class B                                         32               --              168
Distribution and shareholder servicing fees - Class C                                         16               --               38
Shareholder servicing fees - Class S                                                           7               --               33
----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                             3,080               50            5,149
==================================================================================================================================
Less: Waiver of expenses                                                                    (170)             (18)            (258)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                         2,910               32            4,891
==================================================================================================================================
INVESTMENT INCOME - NET                                                                    1,651               35            7,853
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized loss on investments                                                         (36,394)            (295)        (105,628)
Net realized loss on futures contracts                                                        --              (38)              --
Net change in unrealized apppreciation (depreciation) of investments                     (67,157)              78          115,804
Net change in unrealized apppreciation of futures contracts                                   --                7               --
----------------------------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                                          (103,551)            (248)          10,176
==================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    $    (101,900)   $        (213)   $      18,029
==================================================================================================================================

(1) Commenced operations on January 31, 2003.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                   LARGE CAP GROWTH     LARGE CAP
                                                                                                 0PPORTUNITIES FUND   SELECT FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                              10/1/02       10/1/01   1/31/03 (3)
                                                                                                   TO            TO            TO
                                                                                              3/31/03       9/30/02       3/31/03
---------------------------------------------------------------------------------------------------------------------------------
                                                                                          (UNAUDITED)                 (UNAUDITED)
OPERATIONS:
Investment income - net                                                                   $     1,651   $       727   $        35
Net realized loss on investments                                                              (36,394)      (38,565)         (295)
Net realized loss on futures                                                                       --            --           (38)
Net change in unrealized appreciation or depreciation of investments                          (67,157)      (37,497)           78
Net change in unrealized appreciation or depreciation of futures contracts                         --            --             7
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                              (101,900)      (75,335)         (213)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                                        (72)          (68)           --
   Class B                                                                                         (1)           (3)           --
   Class C                                                                                         (2)           --            --
   Class S                                                                                        (14)           (5)           --
   Class Y                                                                                     (2,165)         (838)          (39)
Tax return of capital (2):
   Class A                                                                                         --            --            --
   Class B                                                                                         --            --            --
   Class C                                                                                         --            --            --
   Class S                                                                                         --            --            --
   Class Y                                                                                         --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                            (2,254)         (914)          (39)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                          2,539         3,585            31
   Reinvestment of distributions                                                                   69            65            --
   Payments for redemptions                                                                    (4,033)       (6,469)           --
   Shares issued in connection with the acquisition of Fund net assets                         71,324            --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                    69,899        (2,819)           31
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                            427         1,361             8
   Reinvestment of distributions                                                                    1             3            --
   Payments for redemptions                                                                      (649)         (511)           --
   Shares issued in connection with the acquisition of Fund net assets                         24,708            --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                    24,487           853             8
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                          2,437         1,034             3
   Reinvestment of distributions                                                                    2            --            --
   Payments for redemptions                                                                      (512)         (350)           --
   Shares issued in connection with the acquisition of Fund net assets                         14,245            --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                                    16,172           684             3
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                          3,870         2,442             1
   Reinvestment of distributions                                                                   12             4            --
   Payments for redemptions                                                                    (1,419)       (2,382)           --
   Shares issued in connection with the acquisition of Fund net assets                         11,265            --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                    13,728            64             1
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                        265,196       106,388        26,459
   Reinvestment of distributions                                                                  884           502            34
   Payments for redemptions                                                                  (161,877)      (99,984)          (34)
   Shares issued in connection with the acquisition of Fund net assets                        407,427            --            --
   Shares issued in connection with the acquisition of Common Trust Fund net assets           273,701            --            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                   785,331         6,906        26,459
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                             909,617         5,688        26,502
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       805,463       (70,561)       26,250
NET ASSETS AT BEGINNING OF PERIOD                                                             285,738       356,299            --
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                                               $ 1,091,201   $   285,738   $    26,250
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD         $      (160)  $       443   $        (4)
=================================================================================================================================

                                                                                                          LARGE CAP
                                                                                                         VALUE FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                              10/1/02       10/1/01
                                                                                                   TO            TO
                                                                                              3/31/03       9/30/02
-------------------------------------------------------------------------------------------------------------------
                                                                                          (UNAUDITED)
OPERATIONS:
Investment income - net                                                                   $     7,853   $    11,486
Net realized loss on investments                                                             (105,628)      (69,319)
Net realized loss on futures                                                                       --            --
Net change in unrealized appreciation or depreciation of investments                          115,804      (202,478)
Net change in unrealized appreciation or depreciation of futures contracts                         --            --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                18,029      (260,311)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                                       (606)         (821)
   Class B                                                                                       (123)          (63)
   Class C                                                                                        (27)          (16)
   Class S                                                                                       (192)         (104)
   Class Y                                                                                     (7,043)      (10,413)
Tax return of capital (2):
   Class A                                                                                         --           (25)
   Class B                                                                                         --           (10)
   Class C                                                                                         --            (2)
   Class S                                                                                         --            (7)
   Class Y                                                                                         --          (240)
-------------------------------------------------------------------------------------------------------------------
Total distributions                                                                            (7,991)      (11,701)
===================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                                          3,560        10,151
   Reinvestment of distributions                                                                  580           804
   Payments for redemptions                                                                   (10,835)      (29,928)
   Shares issued in connection with the acquisition of Fund net assets                             --        33,799
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                    (6,695)       14,826
-------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                                            518         2,307
   Reinvestment of distributions                                                                  121            71
   Payments for redemptions                                                                    (4,626)       (9,549)
   Shares issued in connection with the acquisition of Fund net assets                             --        12,359
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                                    (3,987)        5,188
-------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                            757         2,449
   Reinvestment of distributions                                                                   27            18
   Payments for redemptions                                                                    (1,770)       (3,164)
   Shares issued in connection with the acquisition of Fund net assets                             --            91
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                                      (986)         (606)
-------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                          5,904         1,898
   Reinvestment of distributions                                                                  189           109
   Payments for redemptions                                                                    (8,637)       (4,834)
   Shares issued in connection with the acquisition of Fund net assets                             --        35,966
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                                    (2,544)       33,139
-------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                         95,516       161,444
   Reinvestment of distributions                                                                4,744         6,422
   Payments for redemptions                                                                  (123,548)     (528,969)
   Shares issued in connection with the acquisition of Fund net assets                             --       443,799
   Shares issued in connection with the acquisition of Common Trust Fund net assets                --            --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                                   (23,288)       82,696
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                             (37,500)      135,243
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       (27,462)     (136,769)
NET ASSETS AT BEGINNING OF PERIOD                                                             975,734     1,112,503
===================================================================================================================
NET ASSETS AT END OF PERIOD                                                               $   948,272   $   975,734
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END OF PERIOD         $      (138)  $        --
===================================================================================================================

(1)  See note 4 in Notes to Financial Statements for additional information.
(2) Distributions from tax return of capital for the Large Cap Value Fund are less than $0.01 per share for the fiscal year ended September 30, 2002.
(3)  Commencement of operations.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                                                REALIZED AND
                                              NET ASSET                           UNREALIZED          DIVIDENDS
                                                  VALUE               NET           GAINS OR           FROM NET      DISTRIBUTIONS
                                              BEGINNING        INVESTMENT        (LOSSES) ON         INVESTMENT               FROM
                                              OF PERIOD     INCOME (LOSS)        INVESTMENTS             INCOME      CAPITAL GAINS
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH OPPORTUNITIES(1)(2)
Class A
  2003(9)                               $         19.16   $          0.02    $          0.50    $         (0.05)  $             --
  2002                                            24.44                --              (5.23)             (0.05)                --
  2001(3)                                         43.33             (0.01)            (14.00)                --              (4.88)
  2000                                            37.96             (0.15)              7.55                 --              (2.03)
  1999                                            35.72             (0.12)              6.42              (0.02)             (4.04)
  1998                                            35.27             (0.02)              5.66              (0.02)             (5.17)
Class B
  2003(9)                               $         18.64   $         (0.09)   $          0.51    $            --   $             --
  2002                                            23.94             (0.18)             (5.09)             (0.03)                --
  2001(3)                                         42.80             (0.22)            (13.76)                --              (4.88)
  2000                                            37.78             (0.47)              7.52                 --              (2.03)
  1999(4)                                         36.92             (0.29)              1.15                 --                 --
Class C
  2003(9)                               $         19.03   $         (0.07)   $          0.51    $         (0.02)  $             --
  2002                                            24.44             (0.18)             (5.19)             (0.04)                --
  2001(5)                                         23.75                --               0.69                 --                 --
Class S
  2003                                  $         19.17   $          0.02    $          0.49    $         (0.05)  $             --
  2002                                            24.45                --              (5.23)             (0.05)                --
  2001(6)                                         35.53             (0.01)            (11.07)                --                 --
Class Y
  2003(9)                               $         19.59   $          0.06    $          0.49    $         (0.07)  $             --
  2002                                            24.93              0.06              (5.33)             (0.07)                --
  2001(3)                                         44.00              0.06             (14.25)                --              (4.88)
  2000                                            38.42             (0.04)              7.65                 --              (2.03)
  1999                                            36.05             (0.02)              6.47              (0.04)             (4.04)
  1998                                            35.48              0.07               5.70              (0.03)             (5.17)
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP SELECT(2)(7)
Class A
  2003                                  $         10.00   $            --    $         (0.13)   $         (0.01)  $             --
Class B
  2003                                  $         10.00   $         (0.01)   $         (0.14)   $            --   $             --
Class C
  2003                                  $         10.00   $         (0.01)   $         (0.15)   $            --   $             --
Class S
  2003                                  $         10.00   $          0.01    $         (0.15)   $         (0.01)  $             --
Class Y
  2003                                  $         10.00   $          0.01    $         (0.14)   $         (0.02)  $             --

The accompanying notes are an integral part of the financial statements.

                                             NET ASSETS                                                RATIO OF
                                                  VALUE                            NET ASSETS       EXPENSES TO
                                                 END OF             TOTAL              END OF           AVERAGE
                                                 PERIOD        RETURN (8)        PERIOD (000)        NET ASSETS
---------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH OPPORTUNITIES(1)(2)
Class A
  2003(9)                               $         19.63              2.65%    $        80,954              1.15%
  2002                                            19.16            (21.46)             24,647              1.15
  2001(3)                                         24.44            (35.83)             34,330              1.20
  2000                                            43.33             19.92              51,232              1.20
  1999                                            37.96             17.92              47,238              1.19
  1998                                            35.72             18.58              38,213              1.14
Class B
  2003(9)                               $         19.06              2.27%    $        37,121              1.90%
  2002                                            18.64            (22.06)              2,929              1.90
  2001(3)                                         23.94            (36.28)              2,954              1.93
  2000                                            42.80             19.06               1,483              1.95
  1999(4)                                         37.78              2.33                 722              1.96
Class C
  2003(9)                               $         19.45              2.30%    $        14,311              1.90%
  2002                                            19.03            (22.03)                476              1.90
  2001(5)                                         24.44              2.95                  --              0.00
Class S
  2003                                  $         19.63              2.67%    $        13,758              1.15%
  2002                                            19.17            (21.45)              2,376              1.15
  2001(6)                                         24.45            (31.16)              2,802              1.18
Class Y
  2003(9)                               $         20.07              2.81%    $       945,057              0.90%
  2002                                            19.59            (21.23)            255,311              0.90
  2001(3)                                         24.93            (35.70)            316,213              0.94
  2000                                            44.00             20.24             339,166              0.95
  1999                                            38.42             18.18             306,832              0.94
  1998                                            36.05             18.89             197,798              0.89
---------------------------------------------------------------------------------------------------------------
LARGE CAP SELECT(2)(7)
Class A
  2003                                  $          9.86             (1.26)%   $            31              1.15%
Class B
  2003                                  $          9.85             (1.45)%   $             7              1.90%
Class C
  2003                                  $          9.84             (1.55)%   $             3              1.90%
Class S
  2003                                  $          9.85             (1.38)%   $             1              1.15%
Class Y
  2003                                  $          9.85             (1.34)%   $        26,208              0.90%

                                                                   RATIO OF       RATIO OF NET
                                           RATIO OF NET         EXPENSES TO         INVESTMENT
                                             INVESTMENT             AVERAGE      INCOME (LOSS)
                                          INCOME (LOSS)          NET ASSETS     TO AVERAGE NET           PORTFOLIO
                                             TO AVERAGE          (EXCLUDING  ASSETS (EXCLUDING            TURNOVER
                                             NET ASSETS            WAIVERS)           WAIVERS)                RATE
------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH OPPORTUNITIES(1)(2)
Class A
  2003(9)                                          0.17%               1.20%              0.12%                 66%
  2002                                            (0.02)               1.22              (0.09)                 43
  2001(3)                                         (0.04)               1.24              (0.08)                 40
  2000                                            (0.35)               1.21              (0.36)                 60
  1999                                            (0.31)               1.20              (0.32)                 59
  1998                                            (0.05)               1.21              (0.12)                 52
Class B
  2003(9)                                         (0.91)%              1.95%             (0.96)%                66%
  2002                                            (0.75)               1.97              (0.82)                 43
  2001(3)                                         (0.79)               1.97              (0.83)                 40
  2000                                            (1.10)               1.96              (1.11)                 60
  1999(4)                                         (1.17)               1.97              (1.18)                 59
Class C
  2003(9)                                         (0.73)%              1.95%             (0.78)%                66%
  2002                                            (0.73)               1.97              (0.80)                 43
  2001(5)                                          0.00                0.00               0.00                  40
Class S
  2003                                             0.21%               1.20%              0.16%                 66%
  2002                                             0.00                1.22              (0.07)                 43
  2001(6)                                         (0.03)               1.22              (0.07)                 40
Class Y
  2003(9)                                          0.57%               0.95%              0.52%                 66%
  2002                                             0.24                0.97               0.17                  43
  2001(3)                                          0.20                0.98               0.16                  40
  2000                                            (0.10)               0.96              (0.11)                 60
  1999                                            (0.06)               0.95              (0.07)                 59
  1998                                             0.20                0.96               0.13                  52
------------------------------------------------------------------------------------------------------------------
LARGE CAP SELECT(2)(7)
Class A
  2003                                             0.03%               1.62%             (0.44)%                22%
Class B
  2003                                            (0.33)%              2.37%             (0.80)%                22%
Class C
  2003                                            (0.52)%              2.37%             (0.99)%                22%
Class S
  2003                                             0.50%               1.62%              0.03%                 22%
Class Y
  2003                                             0.93%               1.37%              0.46%                 22%

(1) The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

(2)  Per share data calculated using average shares outstanding.

(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(6) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(9) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

                                                                               REALIZED AND
                                              NET ASSET                          UNREALIZED          DIVIDENDS
                                                  VALUE               NET          GAINS OR           FROM NET      DISTRIBUTIONS
                                              BEGINNING        INVESTMENT       (LOSSES) ON         INVESTMENT               FROM
                                              OF PERIOD            INCOME       INVESTMENTS             INCOME      CAPITAL GAINS
---------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
  2003(1)(5)                            $         12.77   $          0.09   $          0.14    $         (0.10)   $            --
  2002(1)                                         15.98              0.14             (3.21)             (0.14)                --
  2001(1)                                         20.59              0.16             (2.67)             (0.16)             (1.94)
  2000                                            23.12              0.17              0.22              (0.17)             (2.75)
  1999                                            22.39              0.19              4.44              (0.20)             (3.70)
  1998                                            28.74              0.29             (2.59)             (0.29)             (3.76)
Class B
  2003(1)(5)                            $         12.55   $          0.04   $          0.13    $         (0.05)   $            --
  2002(1)                                         15.71              0.02             (3.15)             (0.03)                --
  2001(1)                                         20.30              0.02             (2.63)             (0.04)             (1.94)
  2000                                            22.87              0.05              0.18              (0.05)             (2.75)
  1999                                            22.21              0.07              4.36              (0.07)             (3.70)
  1998                                            28.55              0.13             (2.58)             (0.13)             (3.76)
Class C
  2003(1)(5)                            $         12.70   $          0.04   $          0.13    $         (0.05)   $            --
  2002(1)                                         15.90              0.02             (3.19)             (0.03)                --
  2001(1)                                         20.51              0.02             (2.65)             (0.04)             (1.94)
  2000                                            23.09              0.06              0.17              (0.06)             (2.75)
  1999(2)                                         22.79              0.08              0.30              (0.08)                --
Class S(1)
  2003(5)                               $         12.77   $          0.09   $          0.13    $         (0.10)   $            --
  2002                                            15.97              0.13             (3.18)             (0.15)                --
  2001(3)                                         15.32                --              0.65                 --                 --
Class Y
  2003(1)(5)                            $         12.80   $          0.11   $          0.13    $         (0.11)   $            --
  2002(1)                                         16.02              0.18             (3.22)             (0.18)                --
  2001(1)                                         20.64              0.21             (2.68)             (0.21)             (1.94)
  2000                                            23.17              0.23              0.21              (0.22)             (2.75)
  1999                                            22.42              0.25              4.46              (0.26)             (3.70)
  1998                                            28.75              0.35             (2.57)             (0.35)             (3.76)

The accompanying notes are an integral part of the financial statements.

                                              NET ASSET                                                RATIO OF
                                                  VALUE                            NET ASSETS       EXPENSES TO
                                                 END OF             TOTAL              END OF           AVERAGE
                                                 PERIOD        RETURN (4)        PERIOD (000)        NET ASSETS
---------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
  2003(1)(5)                            $         12.90              1.72%    $        79,585              1.15%
  2002(1)                                         12.77            (19.37)             85,182              1.15
  2001(1)                                         15.98            (13.72)             94,064              1.05
  2000                                            20.59              0.92             138,146              1.05
  1999                                            23.12             21.93             177,251              1.05
  1998                                            22.39             (8.77)            170,529              1.05
Class B
  2003(1)(5)                            $         12.67              1.32%    $        30,152              1.90%
  2002(1)                                         12.55            (19.96)             33,720              1.90
  2001(1)                                         15.71            (14.42)             38,108              1.80
  2000                                            20.30              0.17              49,662              1.80
  1999                                            22.87             21.07              61,711              1.80
  1998                                            22.21             (9.37)             56,259              1.80
Class C
  2003(1)(5)                            $         12.82              1.30%    $         6,607              1.90%
  2002(1)                                         12.70            (19.97)              7,524              1.90
  2001(1)                                         15.90            (14.36)             10,141              1.80
  2000                                            20.51              0.17               6,551              1.80
  1999(2)                                         23.09              1.65               1,398              1.80
Class S(1)
  2003(5)                               $         12.89              1.65%    $        21,736              1.15%
  2002                                            12.77            (19.36)             24,129              1.15
  2001(3)                                         15.97              4.24                  --              0.00
Class Y
  2003(1)(5)                            $         12.93              1.84%    $       810,192              0.90%
  2002(1)                                         12.80            (19.22)            825,179              0.90
  2001(1)                                         16.02            (13.53)            970,190              0.80
  2000                                            20.64              1.17           1,186,787              0.80
  1999                                            23.17             22.28           1,343,207              0.80
  1998                                            22.42             (8.47)          1,253,845              0.80

                                                                   RATIO OF       RATIO OF NET
                                           RATIO OF NET         EXPENSES TO         INVESTMENT
                                             INVESTMENT             AVERAGE      INCOME (LOSS)
                                          INCOME (LOSS)          NET ASSETS     TO AVERAGE NET           PORTFOLIO
                                             TO AVERAGE          (EXCLUDING  ASSETS (EXCLUDING            TURNOVER
                                             NET ASSETS            WAIVERS)           WAIVERS)                RATE
------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
Class A
  2003(1)(5)                                       1.38%               1.20%              1.33%                 48%
  2002(1)                                          0.86                1.20               0.81                  82
  2001(1)                                          0.88                1.15               0.78                  64
  2000                                            (0.45)               1.13              (0.53)                 68
  1999                                             0.82                1.15               0.72                  61
  1998                                             1.21                1.13               1.13                  74
Class B
  2003(1)(5)                                       0.63%               1.95%              0.58%                 48%
  2002(1)                                          0.11                1.95               0.06                  82
  2001(1)                                          0.13                1.90               0.03                  64
  2000                                            (1.20)               1.88              (1.28)                 68
  1999                                             0.07                1.90              (0.03)                 61
  1998                                             0.41                1.88               0.33                  74
Class C
  2003(1)(5)                                       0.63%               1.95%              0.58%                 48%
  2002(1)                                          0.11                1.95               0.06                  82
  2001(1)                                          0.12                1.90               0.02                  64
  2000                                            (1.20)               1.88              (1.28)                 68
  1999(2)                                          0.00                1.90              (0.10)                 61
Class S(1)
  2003(5)                                          1.37%               1.20%              1.32%                 48%
  2002                                             0.90                1.20               0.85                  82
  2001(3)                                          0.00                0.00               0.00                  64
Class Y
  2003(1)(5)                                       1.62%               0.95%              1.57%                 48%
  2002(1)                                          1.11                0.95               1.06                  82
  2001(1)                                          1.13                0.90               1.03                  64
  2000                                            (0.20)               0.88              (0.28)                 68
  1999                                             1.07                0.90               0.97                  61
  1998                                             1.40                0.88               1.32                  74

(1)  Per share data calculated using average shares outstanding method.

(2) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

(5) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

BALANCED FUND

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 60.3%
CONSUMER DISCRETIONARY - 8.5%
4Kids Entertainment*                                                           16,793   $        198
A.C. Moore Arts & Crafts*                                                      21,175            293
Abercrombie & Fitch*                                                            2,313             69
Advanced Auto Parts* (A)                                                        6,813            315
Aeropostale*                                                                   11,275            149
Alliance Atlantis Communications, Cl B*                                        16,100            133
AOL Time Warner*                                                              151,625          1,647
Applebee's International (A)                                                    3,700            104
Autozone* (A)                                                                  17,531          1,205
BearingPoint*                                                                  38,200            243
Beazer Homes* (A)                                                               1,600             94
Best Buy* (A)                                                                   6,191            167
Black & Decker                                                                 28,016            977
CDW Computer Centers* (A)                                                       6,329            258
Chico's FA*                                                                     8,953            179
Clear Channel Communications*                                                  18,003            611
Coach* (A)                                                                      5,919            227
Comcast* (A)                                                                   24,221            666
Comcast, Cl A* (A)                                                             55,129          1,576
CSK Auto*                                                                       9,200             84
Cumulus Media, Cl A*                                                            2,225             32
Dollar General*                                                                57,165            698
Dollar Tree Stores                                                             57,454          1,143
eBay* (A)                                                                      19,955          1,702
Electronics Boutique Holdings*                                                  6,343            106
Fairmont Hotels & Resorts                                                       9,838            221
Federated Department Stores*                                                   12,700            356
Foot Locker (A)                                                                 5,591             60
Fortune Brands                                                                  1,284             55
Gaylord Entertainment*                                                          9,325            167
Harley-Davidson (A)                                                            21,714            862
Home Depot (A)                                                                 48,863          1,190
Jo-Ann Stores, Cl A* (A)                                                        1,550             31
Johnson Controls (A)                                                           18,340          1,329
Jones Apparel Group* (A)                                                       18,485            507
Kirkland's*                                                                    14,650            183
Knight-Ridder (A)                                                               2,548            149
Kohl's* (A)                                                                    31,945          1,807
Lear*                                                                          27,836            984
Lennar (A)                                                                      1,269             68
Lin TV, Cl A                                                                      250              5
Liz Claiborne                                                                   1,679             52
Lowe's (A)                                                                     21,244            867
Mattel                                                                          2,572             58
Michael's Stores* (A)                                                           5,200            131
New York Times, Cl A (A)                                                        2,342            101
Newell Rubbermaid                                                              98,910          2,804
Orient Express Hotels*                                                         10,500            103
O'Reilly Automotive* (A)                                                        7,500            203
Polaris Industries (A)                                                          1,750             87
Ross Stores                                                                    17,111            619
Ruby Tuesday (A)                                                                7,925            162
Standard Pacific                                                                5,300            135
Station Casinos* (A)                                                            8,250            174
Target (A)                                                                     48,658          1,424
The Wet Seal, Cl A*                                                            19,608            143
TJX                                                                            22,413            394
Too*                                                                            8,900   $        148
Viacom*                                                                        71,661          2,616
Viacom, Cl B*                                                                  34,403          1,256
Wal-Mart Stores (A)                                                           143,540          7,468
Walt Disney (A)                                                                59,298          1,009
Washington Post, Cl B                                                             117             80
Westwood One*                                                                   2,546             80
Yum! Brands*                                                                   56,635          1,378
                                                                                        ------------
                                                                                              42,342
                                                                                        ------------
CONSUMER STAPLES - 4.7%
Adolph Coors                                                                    1,250             61
Alberto-Culver, Cl B (A)                                                        2,558            126
Altria Group                                                                   37,319          1,118
Anheuser-Busch                                                                 24,425          1,138
Bunge Limited                                                                  14,302            360
Clorox (A)                                                                     57,311          2,646
Coca-Cola                                                                      81,711          3,308
ConAgra Foods                                                                  46,802            940
Dean Foods* (A)                                                                 1,493             64
General Mills (A)                                                              37,801          1,722
Hershey Foods                                                                  49,574          3,106
Kimberly-Clark                                                                 11,194            509
Pepsi Bottling                                                                 23,196            416
PepsiCo                                                                        27,823          1,113
Performance Food Group* (A)                                                    10,818            332
Procter & Gamble (A)                                                           75,300          6,705
                                                                                        ------------
                                                                                              23,664
                                                                                        ------------
ENERGY - 4.3%
Anadarko Petroleum (A)                                                         59,479          2,706
Apache                                                                         51,221          3,162
Baker Hughes (A)                                                               23,377            700
BP, ADR (A)                                                                   119,596          4,615
ChevronTexaco (A)                                                              53,020          3,428
Conoco, Cl B                                                                   33,125          1,776
Devon Energy (A)                                                                  762             37
ENSCO International                                                            13,510            345
Equitable Resources                                                             8,056            302
FMC Technologies*                                                              10,125            194
Grant Prideco* (A)                                                              5,777             70
Helmerich & Payne                                                               9,113            233
Lone Star Technologies*                                                         8,125            172
Murphy Oil                                                                      7,784            344
Nabors Industries* (A)                                                          5,419            216
National-Oilwel *                                                               4,000             90
Noble*                                                                         40,524          1,273
Oceaneering International*                                                      3,250             71
Patterson-UTI Energy* (A)                                                       3,003             97
Pioneer Natural Resources* (A)                                                  4,930            124
Premcor*                                                                        9,025            232
Teekay Shipping (A)                                                             4,400            171
Ultra Petroleum*                                                               27,443            242
Valero Energy (A)                                                               8,718            361
Varco International*                                                           17,688            324
Western Gas Resources (A)                                                         833             27
                                                                                        ------------
                                                                                              21,312
                                                                                        ------------

FINANCIALS - 10.9%
ACE                                                                            18,690            541
Allstate                                                                       30,752          1,020

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
American Express                                                               29,430   $        978
American International Group (A)                                              105,859          5,235
Ameritrade Holding* (A)                                                         5,500             27
AmSouth Bancorp                                                                60,250          1,198
Arthur J. Gallagher                                                             6,786            167
Bank of America                                                                56,286          3,762
Bank One                                                                       46,778          1,619
Bear Stearns (A)                                                                4,320            283
Boston Properties                                                               2,663            101
Brookline Bancorp                                                              11,750            147
Capital One Financial (A)                                                      42,356          1,271
Charter One Financial                                                          32,999            913
Citigroup                                                                     189,137          6,516
Compass Bancshares                                                              7,266            227
Countrywide Credit Industries                                                   4,654            268
Cullen/Frost Bankers                                                            3,650            111
East West Bancorp                                                               5,525            170
Essex Property Trust (REIT)                                                       899             47
Everest Re Group                                                                6,446            369
Fannie Mae                                                                     21,570          1,410
Federal Home Loan Mortgage                                                      9,869            524
Fifth Third Bancorp                                                               542             27
First Niagara Financial Group                                                   9,600            113
First Tennessee National (A)                                                    3,522            140
FleetBoston Financial                                                          71,191          1,700
General Growth Properties (REIT) (A)                                           34,110          1,840
Golden West Financial                                                           6,779            488
Goldman Sachs Group (A)                                                        62,238          4,237
Hudson City Bancorp (A)                                                        10,175            206
Investors Financial Services (A)                                               12,619            307
J. P. Morgan Chase (A)                                                         20,087            476
Jefferies Group                                                                 8,200            295
John Hancock Financial Services                                                 6,319            176
LaBranche (A)                                                                   4,845             89
M & T Bank (A)                                                                  1,554            122
MBNA                                                                           69,878          1,052
Merrill Lynch (A)                                                              61,841          2,189
Morgan Stanley                                                                 58,684          2,251
National Commerce Financial                                                       860             20
Platinum Underwriter Holdings                                                   7,500            190
PMI Group                                                                       2,166             55
Prologis                                                                        1,030             26
Provident Financial Services*                                                   1,775             28
RenaissanceRe Holdings                                                          4,250            170
SAFECO (A)                                                                     57,375          2,006
Simon Property Group                                                           16,025            574
SouthTrust                                                                      9,400            240
W.R. Berkley                                                                    8,991            385
Wachovia                                                                       43,693          1,489
Wells Fargo                                                                   121,717          5,476
XL Capital Limited, Cl A                                                       16,478          1,166
                                                                                        ------------
                                                                                              54,437
                                                                                        ------------
HEALTH CARE - 11.3%
Abbott Laboratories                                                           201,187          7,567
Accredo Health* (A)                                                             2,700             66
AdvancePCS* (A)                                                                 1,417             40
Aetna                                                                           1,499             74
Amgen* (A)                                                                     69,625          4,007
Amylin Pharmaceuticals*                                                         6,415            104
Andrx Group* (A)                                                               27,643   $        326
Barr Laboratories*                                                              2,010            115
Baxter International                                                           68,456          1,276
Biogen*                                                                         5,362            161
Biomet (A)                                                                      9,748            299
Bristol-Myers Squibb                                                           48,995          1,035
Cardinal Health (A)                                                            20,859          1,188
Caremark Rx* (A)                                                                3,673             67
Celgene* (A)                                                                    9,368            244
Cephalon* (A)                                                                   5,035            201
Community Health Systems*                                                       9,275            190
CTI Molecular Imaging* (A)                                                      4,425             87
Eli Lilly                                                                       4,410            252
Express Scripts* (A)                                                           66,078          3,679
Forest Laboratories, Cl A* (A)                                                 29,507          1,592
Gilead Sciences* (A)                                                           61,036          2,563
HCA                                                                            29,908          1,237
Henry Schein*                                                                   5,355            242
IDEC Pharmaceuticals* (A)                                                       4,844            167
Johnson & Johnson (A)                                                          88,857          5,142
McKesson HBOC                                                                   3,232             81
Medicis, Cl A* (A)                                                              2,075            115
Medtronic (A)                                                                  73,011          3,294
Merck                                                                          45,597          2,498
Mid-Atlantic Medical Services*                                                  1,725             70
Mylan Laboratories                                                              2,110             61
Omnicare                                                                       17,565            478
Pfizer (A)                                                                    196,885          6,135
Pharmaceutical Product Development* (A)                                         8,320            223
Pharmacia                                                                     159,397          6,902
Priority Healthcare, Cl B*                                                      8,250            220
Province Healthcare*                                                            5,350             47
Respironics*                                                                    3,400            117
Teva Pharmaceutical Industries, ADR                                             4,038            168
Triad Hospitals*                                                               11,323            305
United Surgical Partners* (A)                                                   6,355            118
Wellpoint Health Networks* (A)                                                 16,400          1,259
Wyeth                                                                          38,090          1,441
Zimmer Holdings* (A)                                                           23,714          1,153
                                                                                        ------------
                                                                                              56,606
                                                                                        ------------
INDUSTRIALS - 5.5%
3M (A)                                                                         57,828          7,519
Albany International, Cl A*                                                     7,550            173
Alliant Techsystems* (A)                                                        6,300            340
American Standard* (A)                                                          2,459            169
ARAMARK, Cl B*                                                                 15,699            360
Cablevision Systems* (A)                                                        7,260            138
Career Education* (A)                                                           2,935            144
Caterpillar (A)                                                                39,572          1,947
Coinstar* (A)                                                                   8,600            144
DRS Technologies*                                                               6,500            163
Dun & Bradstreet* (A)                                                           4,515            173
Eaton                                                                             383             27
EDO                                                                             4,458             81
FedEx                                                                          21,112          1,163
General Electric                                                              176,906          4,511
Heartland Express*                                                              5,050             97
Iron Mountain* (A)                                                              9,434            361
ITT Industries                                                                 48,935          2,614

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
Kroll* (A)                                                                     14,800   $        317
L-3 Communications Holdings* (A)                                                  562             23
Lockheed Martin                                                                 8,423            401
Mesa Air Group*                                                                 8,850             44
Navistar International*                                                         6,950            171
Northwest Airlines* (A)                                                        15,125            104
Republic Services*                                                             26,686            529
Swift Transportation*                                                           4,650             74
Triumph Group*                                                                  5,125            115
Tyco International (A)                                                        114,740          1,476
Union Pacific (A)                                                              14,665            807
United Defense Industries*                                                        650             14
United Technologies (A)                                                        50,911          2,942
Viad                                                                            4,244             91
Waste Connections* (A)                                                          5,575            192
Werner Enterprises                                                              4,900             94
Yellow*                                                                         6,100            147
                                                                                        ------------
                                                                                              27,665
                                                                                        ------------
INFORMATION TECHNOLOGY - 9.7%
Accenture* (A)                                                                 34,714            538
Aeroflex*                                                                      17,000             96
Affiliated Computer Services, Cl A* (A)                                        16,807            744
Agere Systems*                                                                 30,244             48
Anaren Microwave*                                                               8,700             75
ATMI* (A)                                                                       7,293            140
Axcelis Technologies*                                                          12,075             57
BEA Systems*                                                                   54,267            553
BMC Software*                                                                 106,014          1,600
Business Objects* (A)                                                          17,101            280
Cabot Microelectronics* (A)                                                       716             30
Cerner*                                                                         2,725             88
Ciena* (A)                                                                      6,809             30
Cisco Systems* (A)                                                            272,559          3,538
Computer Associates International (A)                                         137,801          1,882
Cymer* (A)                                                                      5,626            133
Dell Computer*                                                                132,417          3,616
Diebold                                                                         2,708             92
DoubleClick*                                                                    9,145             71
Electronic Arts* (A)                                                           16,147            947
Entegris*                                                                      34,575            344
Fiserv*                                                                        10,008            315
Fisher Scientific International*                                               13,320            372
Hewlett-Packard (A)                                                           128,790          2,003
IBM                                                                            58,177          4,563
Inforte*                                                                       17,600            104
Integrated Circuit Systems* (A)                                                14,967            325
Integrated Device Technology*                                                  11,270             89
Intel                                                                         309,143          5,033
IXYS*                                                                          12,900             68
JDS Uniphase*                                                                  14,063             40
KLA-Tencor* (A)                                                                27,848          1,001
Kronos*                                                                           363             12
Legato Systems*                                                                20,650            106
Manhattan Associates*                                                           4,500             79
ManTech International*                                                          2,800             41
Maxim Integrated Products                                                       1,446             52
Microchip Technology (A)                                                       39,724            791
Microsoft                                                                     256,207          6,203
Mykrolis*                                                                      47,388            396

DESCRIPTION                                                           SHARES/PAR(000)    VALUE (000)
----------------------------------------------------------------------------------------------------
Nortel Networks* (A)                                                           29,301   $         61
Novellus Systems* (A)                                                          78,458          2,140
Oracle Systems* (A)                                                            93,592          1,015
PeopleSoft* (A)                                                               148,949          2,279
Polycom*                                                                       20,803            168
QUALCOMM (A)                                                                   27,269            983
SAP (A)                                                                        38,006            721
SERENA Software* (A)                                                           12,200            195
SunGard Data Systems*                                                           3,560             76
Symantec* (A)                                                                   2,452             96
Synopsys*                                                                       1,324             56
Take-Two Interactive Software* (A)                                              9,080            203
Tech Data* (A)                                                                  1,995             48
Texas Instruments                                                             148,408          2,429
Tier Technologies*                                                              8,950             91
TriZetto Group*                                                                 9,400             39
USA Interactive* (A)                                                            2,504             67
Varian Semiconductor Equipment Associates* (A)                                  2,270             46
Vastera*                                                                       12,100             46
Vishay Intertechnology* (A)                                                     9,957            101
Xilinx*                                                                        33,379            781
Zoran* (A)                                                                     13,885            179
                                                                                        ------------
                                                                                              48,315
                                                                                        ------------
MATERIALS - 2.0%
Agrium                                                                          5,450             59
Arch Coal (A)                                                                   4,431             84
Bowater (A)                                                                     3,075            114
E.I. du pont de Nemours                                                        73,541          2,858
International Paper (A)                                                        78,940          2,668
Nucor (A)                                                                      33,921          1,295
Praxair                                                                        54,502          3,071
                                                                                        ------------
                                                                                              10,149
                                                                                        ------------
TELECOMMUNICATION SERVICES - 1.1%
ALLTEL                                                                         12,592            564
CenturyTel (A)                                                                 87,373          2,411
General Communication*                                                         22,203            132
Verizon Communications (A)                                                     69,516          2,457
                                                                                        ------------
                                                                                               5,564
                                                                                        ------------
UTILITIES - 2.3%
Dominion Resources (A)                                                         29,016          1,607
Entergy (A)                                                                    31,790          1,531
Exelon                                                                         53,153          2,679
FirstEnergy                                                                    23,341            735
FPL Group (A)                                                                  63,892          3,765
Kinder Morgan Fractional Shares* (C)                                           87,391             --
Kinder Morgan Management*                                                       3,956            128
Public Service Enterprises                                                     33,945          1,245
                                                                                        ------------
                                                                                              11,690
                                                                                        ------------
TOTAL COMMON STOCKS                                                                          301,744
                                                                                        ------------
CORPORATE OBLIGATIONS - 13.8%
ENERGY - 0.7%
Ashland
   7.900%, 08/05/06                                                      $        250            272
Atlantic Richfield
   8.500%, 04/01/12                                                               700            902
Consolidated Natural Gas
   7.250%, 10/01/04                                                             1,500          1,602

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                 PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------------------
Constellation Energy Group
   7.000%, 04/01/12 (A)                                                  $        545   $        607
                                                                                        ------------
                                                                                               3,383
                                                                                        ------------
FINANCIALS - 6.3%
Allstate
   7.200%, 12/01/09                                                               500            581
Bank of America
   7.125%, 09/15/06                                                             1,000          1,142
Bank of Boston
   6.625%, 02/01/04                                                               925            962
Boeing Capital
   5.800%, 01/15/13 (A)                                                           625            619
Boston Properties
   6.250%, 01/15/13                                                               550            576
Citibank Credit Card Issuance Trust
   3.100%, 03/10/10                                                             1,250          1,240
Citibank Credit Card
   Zero Coupon Bond, 08/15/06                                                   1,000            977
Credit Suisse First Boston
   5.875%, 08/01/06                                                             1,500          1,616
Donaldson, Lufkin & Jenrette
   6.875%, 11/01/05                                                             1,450          1,597
Dresdner Bank - New York
   7.250%, 09/15/15                                                             1,400          1,498
First Union National Bank
   7.875%, 02/15/10                                                             1,000          1,209
Goldman Sachs
   5.500%, 11/15/14 (A)                                                           775            801
Hartford Financial Services
   6.375%, 11/01/08                                                               205            227
Household Finance
   4.625%, 01/15/08 (A)                                                         1,985          2,042
International Lease Financing
   8.375%, 12/15/04                                                               250            273
Key Bank
   7.000%, 02/01/11                                                             1,000          1,152
Keycorp
   8.000%, 07/01/04                                                               730            784
Lehman Brothers Holdings
   7.875%, 08/15/10                                                             1,000          1,201
Merrill Lynch
   2.470%, 03/10/06                                                               600            590
Morgan Stanley
   5.625%, 01/20/04                                                               500            517
   5.300%, 03/01/13 (A)                                                           970            989
Salomon Smith Barney Holdings
   7.000%, 06/15/03                                                               277            280
   5.875%, 03/15/06                                                             1,500          1,642
USF&G
   7.125%, 06/01/05                                                             1,350          1,419
Westdeutsche
   6.750%, 06/15/05                                                               400            436
   6.050%, 01/15/09                                                             1,900          2,106
Zurich Capital Trust 144A,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37                                                               365            326
                                                                                        ------------
                                                                                              26,802
                                                                                        ------------
MANUFACTURING - 2.7%
Centex
   7.500%, 01/15/12                                                               450            509
DaimlerChrysler
   4.750%, 01/15/08                                                      $      1,325   $      1,338
EOP Operating LP
   6.750%, 02/15/08                                                               505            560
Ford Motor
   6.375%, 02/01/29*                                                              250            174
Ford Motor Credit
   5.800%, 01/12/09                                                             2,010          1,781
General Mills
   6.000%, 02/15/12                                                             1,235          1,358
General Motors Acceptance
   6.150%, 04/05/07                                                             3,000          3,048
General Motors Global Bond
   6.750%, 05/01/28 (A)                                                           750            629
Raytheon
   6.150%, 11/01/08                                                             1,575          1,710
TRW
   6.300%, 05/15/08                                                             1,000          1,099
                                                                                        ------------
                                                                                              12,206
                                                                                        ------------
SERVICES - 1.6%
AOL Time Warner
   6.875%, 05/01/12 (A)                                                           650            691
AT&T
   6.500%, 11/15/06 (A)                                                         1,240          1,307
AT&T Broadband
   8.375%, 03/15/13                                                             1,300          1,532
Dayton Hudson
   5.875%, 11/01/08                                                             1,500          1,658
Duty Free International
   7.000%, 01/15/04 (C)                                                         1,825            913
Kroger
   7.450%, 03/01/08                                                               500            570
Wyeth
   5.250%, 03/15/13 (A)                                                         1,325          1,361
                                                                                        ------------
                                                                                               8,032
                                                                                        ------------
TRANSPORTATION - 0.3%
America West Airlines
   7.930%, 07/02/20                                                               592            604
Northwest Airlines
   6.810%, 08/01/21                                                               884            663
Southwest Airlines
   5.100%, 11/01/07 (A)                                                           429            456
                                                                                        ------------
                                                                                               1,723
                                                                                        ------------
UTILITIES - 2.1%
British Telecommunications
   8.375%, 12/15/10                                                               150            181
CE Generation
   7.416%, 12/15/18                                                               891            794
Commonwealth Edison
   9.875%, 06/15/20                                                             1,500          1,786
Conectiv
   6.730%, 06/01/06                                                               135            144
FPL Group Capital
   7.625%, 09/15/06                                                               150            170
France Telecom
   8.250%, 03/01/11                                                               150            180
   8.250%, 03/01/11 (A)                                                           545            653
GTE South
   6.125%, 06/15/07                                                             1,000          1,100
Kinder Morgan Energy Partners
   7.300%, 08/15/33                                                               790            875

DESCRIPTION                                                                 PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------------------
Northern State Power Company
   8.000%, 08/28/12 (A)                                                  $        965   $      1,183
Oncor Electric Delivery
   6.375%, 01/15/15                                                               660            719
ONEOK
   7.750%, 08/15/06                                                               125            138
PP&L Capital Funding
   8.375%, 06/15/07                                                               500            569
PSI Energy
   7.850%, 10/15/07                                                               750            823
Sprint Capital
   6.125%, 11/15/08                                                               965            960
                                                                                        ------------
                                                                                              10,275
                                                                                        ------------
CONVERTIBLE CORPORATE BONDS - 0.1%
Ciena
   3.750%, 02/01/08                                                               120             89
Corning
   Zero Coupon Bond, 11/08/15 (A)                                                 260            176
                                                                                        ------------
                                                                                                 265
                                                                                        ------------
TOTAL CORPORATE OBLIGATIONS                                                                   62,686
                                                                                        ------------
U.S. GOVERNMENT & AGENCY SECURITIES - 7.7%
GOVERNMENT AGENCY - 3.8%
FFCB
   5.750%, 09/01/05 (A)                                                           500            546
FHLB
   6.875%, 08/15/03                                                             1,000          1,021
   6.250%, 08/13/04 (A)                                                         3,000          3,197
   5.375%, 05/15/06                                                             1,500          1,637
FHLMC
   5.950%, 01/19/06 (A)                                                         1,000          1,104
   3.250%, 02/25/08                                                             2,000          2,008
   5.750%, 04/15/08                                                               600            675
FNMA
   5.125%, 02/13/04 (A)                                                         1,000          1,035
   6.500%, 08/15/04                                                               500            535
   7.125%, 02/15/05                                                               250            275
   6.400%, 09/27/05 (A)                                                           500            555
   2.750%, 12/16/05                                                             2,210          2,227
   7.125%, 03/15/07                                                             2,000          2,334
   5.250%, 08/01/12                                                             2,000          2,088
                                                                                        ------------
                                                                                              19,237
                                                                                        ------------
U.S. TREASURIES - 3.9%
U.S. Treasury Bonds
   7.125%, 02/15/23                                                             1,985          2,558
U.S. Treasury Bills
   1.290%, 06/05/03 (D)                                                         1,000            998
U.S. Treasury Notes (A)
   1.750%, 12/31/04                                                               180            181
   1.625%, 01/31/05                                                             3,800          3,812
   1.500%, 02/28/05                                                             1,675          1,677
   3.000%, 02/15/08                                                             2,000          2,024
   3.875%, 02/15/13                                                             1,685          1,692
   5.375%, 02/15/31                                                             5,950          6,439
                                                                                        ------------
                                                                                              19,381
                                                                                        ------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES                                                     38,618
                                                                                        ------------
MORTGAGE-BACKED OBLIGATIONS - 12.1%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 11.8%
FHLMC Pool
   6.500%, 04/01/08, #E00225                                                       88             94
   7.000%, 04/01/08, #E46044                                             $         44   $         47
   5.500%, 03/01/13, #E00546                                                      552            578
   8.600%, 01/15/21, #000085                                                      266            282
   6.000%, 09/15/21, #001136                                                      280            290
   6.500%, 12/01/28, #C00689                                                    1,471          1,538
   6.500%, 11/01/28, #C00676                                                    3,113          3,255
   7.000%, 12/01/29, #G01091                                                      881            930
   6.000%, 01/01/32, #C62449                                                      238            247
   6.000%, 01/01/32, #C62824                                                       27             28
   6.000%, 02/01/32, #C01292                                                       27             28
   6.000%, 03/01/32, #C01316                                                      591            613
   6.000%, 04/01/32, #C65884                                                      410            424
   6.000%, 04/01/32, #C65888                                                      134            139
   6.000%, 04/01/32, #C66565                                                      416            431
   6.000%, 04/01/32, #C66575                                                      139            144
   6.000%, 04/01/32, #C01344                                                      697            722
   6.000%, 05/01/32, #C66877                                                       28             29
   6.000%, 05/01/32, #C01361                                                      509            527
FNMA Pool (A)
   6.500%, 01/01/04, #649874                                                    3,528          3,680
   5.500%, 03/01/06, #424411                                                      662            685
   6.000%, 09/01/17, #653368                                                    4,005          4,191
   4.500%, 03/01/18, #00FNMA                                                    2,000          2,027
   6.198%, 04/01/18, #070009                                                      107            110
   8.800%, 01/25/19, #1989-2                                                       18             20
   8.000%, 07/25/19, #198937                                                      263            287
   9.500%, 06/25/20, #199063                                                       85             95
   6.000%, 10/01/22, #254513                                                    2,206          2,301
   7.000%, 04/01/29, #323681                                                      647            684
   6.000%, 05/01/29, #323715                                                    2,119          2,202
   6.500%, 05/01/32, #640032                                                    2,706          2,823
   6.500%, 06/01/32, #647471                                                    2,977          3,105
   7.000%, 07/01/32, #545815                                                    1,791          1,888
   6.500%, 08/01/32, #656871                                                    4,246          4,429
   6.500%, 08/01/32, #658822                                                    2,522          2,631
   6.000%, 10/01/32, #661581                                                    4,801          4,976
   6.500%, 12/01/32, #669168                                                    1,994          2,080
   6.000%, 01/01/33, #676647                                                    2,927          3,034
   5.500%, 03/01/33, #689109                                                    3,296          3,365
   5.500%, 04/01/33, #694605                                                    2,500          2,552
GNMA Pool
   6.500%, 10/20/10, #002108                                                      117            125
   6.500%, 06/17/20, #000518                                                       26             28
   7.500%, 06/15/27, #447728                                                       87             93
   7.500%, 09/15/27, #455516                                                       67             72
   7.000%, 04/15/29, #506639                                                    1,050          1,115
                                                                                        ------------
                                                                                              58,944
                                                                                        ------------
CMO MORTGAGE-BACKED OBLIGATIONS - 0.3%
FHLMC Series 1201, Cl E
   7.400%, 12/15/21                                                                14             14
FNMA REMIC Series 1993-210, Cl PL
   6.500%, 04/25/23                                                               750            831
FNMA REMIC, Series 1996-21 Cl PK
   6.000%, 02/25/11                                                               333            362
FNMA Series 1990-105, Cl J
   6.500%, 09/25/20                                                               217            232
FNMA Series 1990-30, Cl E
   6.500%, 03/25/20                                                               186            195
FNMA Series 1990-89, Cl K
   6.500%, 07/25/20                                                                16             17
                                                                                        ------------
                                                                                               1,651
                                                                                        ------------
TOTAL MORTGAGE-BACKED OBLIGATIONS                                                             60,595
                                                                                        ------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                          SHARES/PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.5%
AUTOMOBILES - 1.2%
Capital Auto Receivables Asset Trust
   2.270%, 01/15/06                                                      $      1,500   $      1,512
Ford Credit Auto Owner
   5.120%, 10/15/04                                                             1,394          1,409
Union Acceptance 98-B-A5
   6.020%, 01/09/06                                                             2,242          2,265
Whole Auto Loan Trust, Series 2002-1, Cl A3
   2.600%, 08/15/06                                                             2,500          2,540
                                                                                        ------------
                                                                                               7,726
                                                                                        ------------
COMMERCIAL - 0.9%
Greenwich Capital Commercial Funding
 Series 2002-C1, Cl A4
   4.948%, 01/11/35                                                             1,500          1,538
Nomura Asset Securities, Series 1998-D6, Cl A1B
   6.590%, 03/15/30 (A)                                                         2,500          2,839
                                                                                        ------------
                                                                                               4,377
                                                                                        ------------
HOME EQUITY - 1.4%
Contimortgage 1997-5, Cl A5
   6.630%, 12/15/20                                                               339            346
Contimortgage
   7.120%, 08/15/28                                                               289            305
Countrywide Home Loans, Series K
   4.250%, 12/19/07 (A)                                                         1,135          1,164
GE Capital Mortgage Services
   7.000%, 06/25/24                                                             2,675          2,742
Merrill Lynch Mortgage Investors
   6.310%, 11/15/26                                                               736            780
Wachovia Bank Commercial Mortgage
   6.287%, 04/15/34 (A)                                                         2,375          2,656
Wells Fargo Mortgage Backed Securities
   4.931%, 02/25/33                                                             2,451          2,516
Westam Mortgage Financial Series 11, Class A
   6.360%, 08/29/20                                                                 7              7
                                                                                        ------------
                                                                                              10,516
                                                                                        ------------
TOTAL ASSET-BACKED SECURITIES                                                                 22,619
                                                                                        ------------
U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS - 0.4%
INTERNATIONAL/YANKEE - 0.4%
Midland Bank
   6.950%, 03/15/11                                                               950          1,107
Newcourt Credit Group
   6.875%, 02/16/05                                                             1,000          1,057
TransCanada Pipelines
   9.125%, 04/20/06                                                             1,000          1,156
                                                                                        ------------
                                                                                               3,320
                                                                                        ------------
TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS                                                3,320
                                                                                        ------------
REGISTERED INVESTMENT COMPANY - 0.0%
iShares S&P SmallCap 600 Index                                                  2,050            187
                                                                                        ------------
TOTAL REGISTERED INVESTMENT COMPANY                                                              187
                                                                                        ------------
MONEY MARKET FUNDS - 3.2%
SHORT TERM MONEY MARKET FUND - 0.2%
Lindner Government Money Market Fund                                          850,000            850
                                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 3.0%
First American Prime Obligations Fund, Cl Y (B)                            14,872,057         14,872
                                                                                        ------------
TOTAL MONEY MARKET FUND                                                                       15,722
                                                                                        ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
 SECURITIES LENDING - 41.5%
COMMERCIAL PAPER - 5.9%
CS First Boston
   1.638%, 12/01/03                                                      $      3,639   $      3,639
Danske Bank
   1.508%, 12/22/03                                                             3,639          3,639
Goldman Sachs
   1.518%, 08/28/03                                                             4,731          4,731
Morgan Stanley
   1.518%, 06/17/03                                                             1,819          1,819
   1.518%, 07/08/03                                                             1,310          1,310
   1.518%, 09/22/03                                                             1,819          1,819
Orchard Park
   1.475%, 01/06/04                                                             3,639          3,639
UBS Financial
   1.390%, 04/01/03                                                             9,096          9,096
                                                                                        ------------
TOTAL COMMERCIAL PAPER                                                                        29,692
                                                                                        ------------
CORPORATE OBLIGATIONS - 4.5%
CS First Boston
   1.760%, 04/11/03                                                             3,639          3,639
Deutsche Bank
   1.470%, 03/22/03                                                             1,820          1,820
   1.580%, 12/31/03                                                             1,456          1,456
General Electric Capital Corporation
   1.355%, 07/09/07                                                             1,819          1,819
Merrill Lynch
   1.538%, 05/05/03                                                             3,093          3,093
Monet Trust
   1.360%, 12/28/03                                                             3,639          3,639
SMM Trust 2002-M
   1.320%, 09/23/03                                                             3,639          3,639
URI Trust
   1.329%, 09/18/03                                                             3,639          3,639
                                                                                        ------------
TOTAL CORPORATE OBLIGATIONS                                                                   22,744
                                                                                        ------------
MONEY MARKET FUNDS - 3.9%
AIM Liquid Assets Portfolio                                                 6,186,246          6,186
Dreyfus Cash Manage Plus Fund                                                 363,897            364
Evergreen Institutional Money Market Fund                                   1,273,639          1,274
HSBC Investor Money Market Fund - Cl I                                      1,091,690          1,092
Merrill Lynch Premier Institutional Fund                                    7,048,142          7,048
Merrimac Cash Series Fund                                                   1,091,691          1,092
One Group Institutional Prime Money Market Fund                             2,183,381          2,183
Reserve Primary Fund                                                          181,948            182
                                                                                        ------------
TOTAL MONEY MARKET FUNDS                                                                      19,421
                                                                                        ------------
OTHER SHORT-TERM INVESTMENTS - 3.7%
Allied Irish Bank
   1.330%, 06/02/03                                                             1,820          1,820
   1.340%, 05/09/03                                                             3,639          3,639
Commonwealth Life
   1.678%, 04/01/03                                                             1,837          1,837
General Electric Capital Assurance
   1.370%, 12/19/03                                                               728            728
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                             2,318          2,318

DESCRIPTION                                                                 PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------------------
Security Life Denver
   1.49%, 03/15/04                                                       $      3,639   $      3,639
   1.381%, 01/13/04                                                             4,731          4,731
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            18,712
                                                                                        ------------
REPURCHASE AGREEMENTS - 23.4%
Bear Stearns
   1.420%, 04/10/03                                                             7,278          7,278
CS First Boston
   1.370%, 04/01/03                                                             7,278          7,278
   1.380%, 04/01/03                                                             1,128          1,128
   1.380%, 04/01/03                                                             9,097          9,097
Goldman Sachs
   1.360%, 06/10/03                                                             1,820          1,820
   1.400%, 06/11/03                                                             1,820          1,820
   1.420%, 04/07/03                                                             3,639          3,639
   1.520%, 04/01/03                                                             5,458          5,458
Greenwich Capital Markets
   1.430%, 04/01/03                                                            10,917         10,917
Lehman Brothers
   1.560%, 04/01/03                                                             3,639          3,639
   1.640%, 04/01/03                                                             2,729          2,729
   1.640%, 04/01/03                                                            11,827         11,827
Merrill Lynch
   1.560%, 04/01/03                                                             4,549          4,549
   1.360%, 04/01/03                                                            10,917         10,917
   1.500%, 04/01/03                                                             5,458          5,458
   1.560%, 04/01/03                                                             7,278          7,278
Morgan Stanley
   1.470%, 04/01/03                                                             5,458          5,458
   1.510%, 04/01/03                                                            11,317         11,317
Salomon Smith Barney
   1.540%, 04/01/03                                                      $      5,458   $      5,458
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS                                                                  117,065
                                                                                        ------------
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $207,634)                                                        207,634
                                                                                        ------------
TOTAL INVESTMENTS - 142.5%
   (Cost $725,576)                                                                           713,125
                                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (42.5)%                                                 (212,576)
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                               $    500,549
                                                                                        ------------

* Non-income producing security

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $200,387,415 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

(C) Security is valued at fair value under guidelines establised and approved by the board of directors. Total fair value securities had a value of $912,500, which represents 0.2% of total net assets at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(D) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements for additional information.

ADR - American Depositary Receipt

Cl - Class

CMO - Collateralized Mortgage Obligation

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMIC - Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of the financial statements.

EQUITY INCOME FUND

DESCRIPTION                                                                    SHARES    VALUE (000)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.8%
CONSUMER DISCRETIONARY - 8.2%
Gannett (A)                                                                   186,100   $     13,107
Home Depot (A)                                                                448,160         10,917
Newell Rubbermaid                                                             217,000          6,152
Omnicom Group (A)                                                             213,600         11,571
Starwood Hotels & Resorts Worldwide                                           497,150         11,827
Target (A)                                                                    487,200         14,255
Wal-Mart Stores (A)                                                           372,080         19,359
Walt Disney (A)                                                               799,600         13,609
                                                                                        ------------
                                                                                             100,797
                                                                                        ------------
CONSUMER STAPLES - 6.4%
Altria Group                                                                  275,190          8,245
Anheuser-Busch                                                                255,010         11,886
Coca-Cola                                                                     447,220         18,103
General Mills (A)                                                             331,150         15,084
PepsiCo (A)                                                                   293,620         11,745
Procter & Gamble (A)                                                          140,920         12,549
                                                                                        ------------
                                                                                              77,612
                                                                                        ------------
ENERGY - 7.5%
BP, ADR (A)                                                                   309,096         11,928
Exxon Mobil                                                                   614,082         21,462
Halliburton (A)                                                               582,000         12,065
Kerr-McGee                                                                    273,950         11,125
Royal Dutch Petroleum, ADR                                                    633,500         25,815
Unocal                                                                        363,300          9,558
                                                                                        ------------
                                                                                              91,953
                                                                                        ------------
FINANCIALS - 24.6%
Alliance Capital Management                                                   419,300         12,076
AMB Property                                                                  319,350          9,022
American Express                                                              271,620          9,026
American International Group (A)                                              233,750         11,559
Archstone-Smith Trust (A)                                                     164,900          3,621
Bank of America                                                               284,724         19,031
Camden Property Trust (REIT) (A)                                               56,900          1,844
Chubb (A)                                                                     230,500         10,216
Citigroup                                                                     956,071         32,937
Crescent Real Estate                                                          101,700          1,462
Duke Realty                                                                   195,172          5,266
Equity Residential Properties Trust (REIT) (A)                                 57,900          1,394
Fannie Mae                                                                    242,470         15,845
Hartford Financial Services Group (A)                                         270,410          9,543
Healthcare Realty Trust                                                       115,700          2,825
J. P. Morgan Chase (A)                                                        684,500         16,230
Kimco Realty (A)                                                               47,400          1,665
Legg Mason (A)                                                                197,525          9,627
Manufactured Home Communities                                                 122,550          3,627
Marsh & McLennan (A)                                                          268,150         11,431
Mellon Financial                                                              459,950          9,779
Merrill Lynch (A)                                                             333,250         11,797
Morgan Stanley                                                                378,850         14,529
Northern Trust (A)                                                            317,375          9,664
Simon Property Group (A)                                                      137,200          4,916
SouthTrust (A)                                                                478,450         12,215
St. Paul Companies (A)                                                        370,060         11,768
Wachovia                                                                      363,800         12,395
Wells Fargo                                                                   285,860         12,861
Zions Bancorporation                                                          290,750         12,438
                                                                                        ------------
                                                                                             300,609
                                                                                        ------------
HEALTH CARE - 12.4%
Abbott Laboratories                                                           404,520   $     15,214
Baxter International (A)                                                      593,180         11,057
Cigna (A)                                                                     348,800         15,947
Eli Lilly                                                                      99,300          5,675
Johnson & Johnson (A)                                                         205,390         11,886
McKesson HBOC                                                                 395,550          9,861
Pfizer (A)                                                                  1,117,642         34,826
Pharmacia                                                                     419,122         18,148
Schering-Plough                                                               709,810         12,656
Wyeth (A)                                                                     418,080         15,812
                                                                                        ------------
                                                                                             151,082
                                                                                        ------------
INDUSTRIALS - 13.0%
3M (A)                                                                        191,000         24,836
Automatic Data Processing                                                     287,560          8,854
Avery Dennison                                                                 40,604          2,382
Boeing (A)                                                                    453,010         11,352
Caterpillar (A)                                                               424,050         20,863
Emerson Electric (A)                                                          257,300         11,669
General Dynamics                                                              177,980          9,801
General Electric                                                              961,350         24,514
Honeywell International (A)                                                   647,330         13,827
Ingersoll-Rand, Cl A                                                          470,400         18,153
Knightsbridge Tanker (A)                                                      100,750          1,370
United Parcel Service (A)                                                     206,690         11,781
                                                                                        ------------
                                                                                             159,402
                                                                                        ------------
INFORMATION TECHNOLOGY - 8.1%
Electronic Data Systems (A)                                                   736,480         12,962
Hewlett-Packard (A)                                                           853,605         13,274
IBM                                                                           227,170         17,817
Intel                                                                         622,230         10,130
Microsoft (A)                                                                 996,400         24,123
QUALCOMM (A)                                                                  167,900          6,054
SAP (A)                                                                       457,900          8,682
Texas Instruments                                                             364,000          5,959
                                                                                        ------------
                                                                                              99,001
                                                                                        ------------
MATERIALS - 3.9%
Alcoa (A)                                                                     235,550          4,565
Dow Chemical                                                                  228,650          6,313
E.I. du pont de Nemours (A)                                                   331,330         12,875
Ecolab                                                                        122,720          6,054
Praxair                                                                       318,850         17,967
                                                                                        ------------
                                                                                              47,774
                                                                                        ------------
TELECOMMUNICATION SERVICES - 5.0%
ALLTEL                                                                        160,100          7,166
BellSouth                                                                     555,750         12,043
SBC Communications                                                            777,000         15,587
Sprint (A)                                                                    433,150          5,090
Verizon Communications (A)                                                    601,360         21,258
                                                                                        ------------
                                                                                              61,144
                                                                                        ------------
UTILITIES - 3.7%
Cinergy (A)                                                                   449,250         15,117
CLECO (A)                                                                     635,750          7,979
Duke Energy (A)                                                               486,200          7,069

DESCRIPTION                                                          SHARES/PAR (000)    VALUE (000)
----------------------------------------------------------------------------------------------------
National Fuel Gas (A)                                                          52,000   $      1,137
Pinnacle West Capital                                                         422,350         14,039
                                                                                        ------------
                                                                                              45,341
                                                                                        ------------
TOTAL COMMON STOCKS                                                                        1,134,715
                                                                                        ------------
CONVERTIBLE PREFERRED STOCK - 0.6%
Lucent Technologies (A)                                                         8,670          7,328
                                                                                        ------------
TOTAL CONVERTIBLE PREFERRED STOCK                                                              7,328
                                                                                        ------------
CORPORATE BONDS - 0.8%
Nortel Networks
   6.125%, 02/15/06 (A)                                                  $     10,604          9,703
                                                                                        ------------
TOTAL CORPORATE BONDS                                                                          9,703
                                                                                        ------------
CONVERTIBLE CORPORATE BONDS - 2.7%
Adelphia Communications
   6.000%, 02/15/06 (A)                                                         5,800            348
Charter Communications
   5.750%, 10/15/05 (A)                                                         9,520          1,991
Interpublic Group
   1.800%, 09/16/04 (A)                                                         3,770          3,521
Nextel Communications
   6.000%, 06/01/11 (A)                                                         5,416          5,301
   6.000%, 06/01/11 (A)                                                           522            511
Protein Design Labs
   5.500%, 02/15/07                                                             1,928          1,687
Tower Automotive
   5.000%, 08/01/04 (A)                                                         3,855          3,352
Tribune
   2.000%, 05/15/29                                                               218         16,583
                                                                                        ------------
TOTAL CONVERTIBLE CORPORATE BONDS                                                             33,294
                                                                                        ------------
RELATED PARTY MONEY MARKET FUND - 2.6%
First American Prime Obligations Fund, Cl Y (B)                            32,240,537         32,240
                                                                                        ------------
TOTAL RELATED PARTY MONEY MARKET FUND                                                         32,240
                                                                                        ------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
  SECURITIES LENDING - 38.1%
COMMERCIAL PAPER - 5.4%
CS First Boston
   1.638%, 12/01/03                                                             8,165          8,165
Danske Bank
   1.508%, 12/22/03                                                             8,165          8,165
Goldman Sachs
   1.518%, 08/28/03                                                            10,614         10,614
Morgan Stanley
   1.518%, 06/17/03                                                             4,082          4,082
   1.518%, 07/08/03                                                             2,939          2,939
   1.518%, 09/22/03                                                             4,082          4,082
Orchard Park
   1.475%, 01/06/04                                                             8,165          8,165
UBS Financial
   1.390%, 04/01/03                                                            20,409         20,409
                                                                                        ------------
TOTAL COMMERCIAL PAPER                                                                        66,621
                                                                                        ------------
CORPORATE OBLIGATIONS - 4.2%
CS First Boston
   1.760%, 04/11/03                                                             8,165          8,165
Deutsche Bank
   1.470%, 03/22/03                                                             4,082          4,082
   1.580%, 12/31/03                                                             3,266          3,266
General Electric Capital Corporation
   1.355%, 07/09/07                                                             4,082          4,082
Merrill Lynch
   1.538%, 05/05/03                                                      $      6,940   $      6,940
Monet Trust
   1.360%, 12/28/03                                                             8,165          8,165
SMM Trust 2002-M
   1.320%, 09/23/03                                                             8,165          8,165
URI Trust
   1.329% 09/18/03                                                              8,165          8,165
                                                                                        ------------
TOTAL CORPORATE OBLIGATIONS                                                                   51,030
                                                                                        ------------
MONEY MARKET FUNDS - 3.6%
AIM Liquid Assets Portfolio                                                13,880,040         13,880
Dreyfus Cash Manage Plus Fund                                                 816,473            816
Evergreen Institutional Money Market Fund                                   2,857,655          2,858
HSBC Investor Money Market Fund - Cl I                                      2,449,419          2,449
Merrill Lynch Premier Institutional Fund                                   15,813,870         15,814
Merrimac Cash Series Fund                                                   2,449,419          2,449
One Group Institutional Prime Money Market Fund                             4,898,838          4,899
Reserve Primary Fund                                                          408,236            408
                                                                                        ------------
TOTAL MONEY MARKET FUNDS                                                                      43,573
                                                                                        ------------
OTHER SHORT-TERM INVESTMENTS - 3.4%
Allied Irish Bank
   1.330%, 06/02/03                                                             4,082          4,082
   1.340%, 05/09/03                                                             8,165          8,165
Commonwealth Life
   1.678%, 04/01/03                                                             4,122          4,122
General Electric Capital Assurance
   1.370%, 12/19/03                                                             1,633          1,633
Premium Asset Trust 02-7
   1.381%, 08/23/03                                                             5,201          5,201
Security Life Denver
   1.49%, 03/15/04                                                              8,165          8,165
1.381%, 01/13/04                                                               10,614         10,614
                                                                                        ------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                            41,982
                                                                                        ------------
REPURCHASE AGREEMENTS - 21.5%
Bear Stearns
   1.420%, 04/10/03                                                            16,330         16,330
CS First Boston
   1.370%, 04/01/03                                                            16,330         16,330
   1.380%, 04/01/03                                                             2,531          2,531
   1.380%, 04/01/03                                                            20,412         20,412
Goldman Sachs
   1.360%, 06/10/03                                                             4,082          4,082
   1.400%, 06/11/03                                                             4,082          4,082
   1.420%, 04/07/03                                                             8,165          8,165
   1.520%, 04/01/03                                                            12,247         12,247
Greenwich Capital Markets
   1.430%, 04/01/03                                                            24,494         24,494
Lehman Brothers
   1.560%, 04/01/03                                                             8,165          8,165
   1.640%, 04/01/03                                                             6,124          6,124
   1.640%, 04/01/03                                                            26,535         26,535
Merrill Lynch
   1.560%, 04/01/03                                                            10,206         10,206
   1.360%, 04/01/03                                                            24,494         24,494
   1.500%, 04/01/03                                                            12,247         12,247
   1.560%, 04/01/03                                                            16,330         16,330
Morgan Stanley
   1.470%, 04/01/03                                                            12,247         12,247
   1.510%, 04/01/03                                                            25,392         25,392

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                  PAR(000)    VALUE (000)
----------------------------------------------------------------------------------------------------
Salomon Smith Barney
   1.540%, 04/01/03                                                      $     12,247   $     12,247
                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS                                                                  262,660
                                                                                        ------------

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
   SECURITIES LENDING (Cost $465,866)                                                        465,866
                                                                                        ------------
TOTAL INVESTMENTS - 137.6%
   (Cost $1,811,563)                                                                       1,683,146
                                                                                        ------------
OTHER ASSETS AND LIABILITIES, NET - (37.6)%                                                 (460,170)
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                               $  1,222,976
                                                                                        ------------

(A) This security or a portion of this security is out on loan at March 31, 2003. Total loaned securities had a value of $442,245,958 at March 31, 2003. See note 2 in Notes to Financial Statements for additional information.

(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements for additional information.

ADR -  American Depositary Receipt

Cl - Class

REIT - Real Estate Investment Trust

STATEMENT OF ASSETS AND LIABILITIES March 31, 2003 (unaudited), in thousands, except per share data

                                                                                    BALANCED          EQUITY
                                                                                        FUND     INCOME FUND
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value *+                                          $    713,125    $  1,683,146
Cash                                                                                      --           2,411
Dividends and interest receivable                                                      1,891           2,197
Receivable for investment securities sold                                              5,874          11,570
Capital shares sold                                                                      290             805
Prepaid expenses and other assets                                                         27              46
------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         721,207       1,700,175
============================================================================================================
LIABILITIES:
Payable for investment securities purchased                                           11,839           9,556
Payable upon return of securities loaned                                             207,634         465,866
Capital shares redeemed                                                                  635             807
Payable for advisory, co-administration, and custodian fees                              330             912
Variation margin payable                                                                 162              --
Distribution and shareholder servicing fees                                               58              58
------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                    220,658         477,199
============================================================================================================
NET ASSETS                                                                      $    500,549    $  1,222,976
============================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               $    608,003    $  1,380,039
Undistributed (distributions in excess of) net investment income                         159            (245)
Accumulated net realized loss on investments                                         (95,660)        (28,401)
Net unrealized depreciation of investments                                           (12,451)       (128,417)
Net unrealized appreciation of futures contracts                                         498              --
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $    500,549    $  1,222,976
============================================================================================================
 *Investments in securities, at cost                                            $    725,576    $  1,811,563
 +Including securities loaned                                                   $    200,387    $    442,246

CLASS A:
Net assets                                                                      $     93,143    $    121,971
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)             10,899          12,523
Net asset value, offering price and redemption price per share                  $       8.55    $       9.74
Maximum offering price per share(1)                                             $       9.05    $      10.31

CLASS B:
Net assets                                                                      $     32,427    $     17,755
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              3,821           1,833
Net asset value, offering price, and redemption price per share(2)              $       8.49    $       9.68

CLASS C:
Net assets                                                                      $      6,970    $     16,064
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                818           1,656
Net asset value, offering price and redemption price per share (2)              $       8.52    $       9.70
Maximum offering price per share(3)                                             $       8.61    $       9.80

CLASS S:
Net assets                                                                      $     23,099    $     15,015
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)              2,699           1,541
Net asset value, offering price, and redemption price per share                 $       8.56    $       9.74

CLASS Y:
Net assets                                                                      $    344,910    $  1,052,171
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)             40,258         107,393
Net asset value, offering price, and redemption price per share                 $       8.57    $       9.80
------------------------------------------------------------------------------------------------------------

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

(3) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2003 (unaudited), in thousands

                                                                                    BALANCED          EQUITY
                                                                                        FUND     INCOME FUND
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                        $      5,532    $      2,069
Dividends                                                                              1,909          15,202
Less: Foreign taxes withheld                                                              --             (23)
Securities lending                                                                        76             160
Other income                                                                              22               1
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                7,539          17,409
============================================================================================================
EXPENSES:
Investment advisory fees                                                               1,688           3,820
Co-administration fees and expenses (including per account transfer agency fees)         733           1,641
Custodian fees                                                                            26              59
Directors' fees                                                                            4               8
Registration fees                                                                         15               8
Professional fees                                                                          6              15
Other                                                                                      5              13
Printing                                                                                   9              22
Distribution and shareholder servicing fees - Class A                                    123             164
Distribution and shareholder servicing fees - Class B                                    174              95
Distribution and shareholder servicing fees - Class C                                     30              77
Shareholder servicing fees - Class S                                                      40              34
------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                         2,853           5,956
============================================================================================================
Less: Waiver of expenses                                                                (408)           (297)
------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                     2,445           5,659
============================================================================================================
INVESTMENT INCOME - NET                                                                5,094          11,750
============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                              (12,974)         20,875
Net realized gain on futures contracts                                                   342              --
Net change in unrealized appreciation or depreciation of investments                  19,245         (39,871)
Net change in unrealized appreciation or depreciation of futures contracts               498              --
------------------------------------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                                         7,111         (18,996)
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $     12,205    $     (7,246)
============================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                             BALANCED                      EQUITY
                                                                                                 FUND                 INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                10/1/02       10/1/01       10/1/02       10/1/01
                                                                                     TO            TO            TO            TO
                                                                                3/31/03       9/30/02       3/31/03       9/30/02
---------------------------------------------------------------------------------------------------------------------------------
                                                                            (UNAUDITED)                  (UNAUDITED)
OPERATIONS:
Investment income - net                                                      $    5,094    $   12,387    $   11,750    $   10,526
Net realized gain (loss) on investments                                         (12,974)      (34,657)       20,875       (23,793)
Net realized gain on futures contracts                                              342            --            --            --
Net change in unrealized appreciation or depreciation of investments             19,245       (27,073)      (39,871)     (243,559)
Net change in unrealized appreciation or depreciation of futures contracts          498            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                  12,205       (49,343)       (7,246)     (256,826)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                         (877)       (2,574)       (1,187)       (1,100)
   Class B                                                                         (181)         (616)         (101)         (139)
   Class C                                                                          (39)          (35)          (90)         (106)
   Class S                                                                         (298)         (831)         (250)         (232)
   Class Y                                                                       (3,630)       (8,345)      (10,135)       (8,862)
Net realized gain on investments:
   Class A                                                                           --            --            --           (93)
   Class B                                                                           --            --            --           (43)
   Class C                                                                           --            --            --           (34)
   Class S                                                                           --            --            --            (1)
   Class Y                                                                           --            --            --        (1,077)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              (5,025)      (12,401)      (11,763)      (11,687)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
Class A:
   Proceeds from sales                                                            3,030         6,899         6,610        13,653
   Reinvestment of distributions                                                    849         2,480         1,095         1,026
   Payments for redemptions                                                     (11,351)      (25,212)      (16,269)      (16,103)
   Shares issued in connection with the acquisition of Fund net assets               --            --            --       147,414
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                      (7,472)      (15,833)       (8,564)      145,990
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                              987         3,418         1,406         5,795
   Reinvestment of distributions                                                    175           597            94           171
   Payments for redemptions                                                      (5,126)      (10,679)       (2,779)       (4,480)
   Shares issued in connection with the acquisition of Fund net assets               --            --            --        11,567
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                      (3,964)       (6,664)       (1,279)       13,053
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                            6,180         1,063         7,546         9,021
   Reinvestment of distributions                                                     39            35            90           140
   Payments for redemptions                                                      (1,350)         (896)       (2,641)       (3,279)
   Shares issued in connection with the acquisition of Fund net assets               --            --            --           299
---------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class C transactions                                  4,869           202         4,995         6,181
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                            8,667        16,014         9,033         5,298
   Reinvestment of distributions                                                    298           819           243           229
   Payments for redemptions                                                     (23,040)      (15,364)      (32,699)       (3,812)
   Shares issued in connection with the acquisition of Fund net assets               --            --            --        46,472
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                     (14,075)        1,469       (23,423)       48,187
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                          118,232        69,124       253,361       336,498
   Reinvestment of distributions                                                  3,424         7,665         4,080         3,507
   Payments for redemptions                                                     (70,558)     (123,896)     (119,120)     (132,012)
   Shares issued in connection with the acquisition of
   Fund net assets                                                                   --            --            --       408,205
   Shares issued in connection with the acquisition of
     Common Trust Fund net assets                                                    --            --       259,049            --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                      51,098       (47,107)      397,370       616,198
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions                30,456       (67,933)      369,099       829,609
---------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          37,636      (129,677)      350,090       561,096
NET ASSETS AT BEGINNING OF PERIOD                                               462,913       592,601       872,886       311,790
=================================================================================================================================
NET ASSETS AT END OF PERIOD                                                  $  500,549    $  462,913    $1,222,976    $  872,886
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
  INCOME AT END OF PERIOD                                                    $      159    $       90    $     (245)   $     (232)
=================================================================================================================================

(1)  See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                REALIZED AND
                       NET ASSET                  UNREALIZED      DIVIDENDS                     NET ASSET
                           VALUE           NET      GAINS OR       FROM NET  DISTRIBUTIONS          VALUE
                       BEGINNING    INVESTMENT   (LOSSES) ON     INVESTMENT           FROM         END OF
                       OF PERIOD        INCOME   INVESTMENTS         INCOME  CAPITAL GAINS         PERIOD
---------------------------------------------------------------------------------------------------------
BALANCED FUND(1)
Class A
    2003(9)          $      8.38   $      0.08   $      0.17    $     (0.08)   $        --    $      8.55
    2002(2)                 9.50          0.20         (1.12)         (0.20)            --           8.38
    2001(2)(3)             13.83          0.18         (2.24)         (0.20)         (2.07)          9.50
    2000                   12.39          0.23          2.12          (0.22)         (0.69)         13.83
    1999                   12.30          0.20          0.49          (0.20)         (0.40)         12.39
    1998                   12.57          0.23          0.77          (0.24)         (1.03)         12.30
Class B
    2003(9)          $      8.32   $      0.05   $      0.17    $     (0.05)   $        --    $      8.49
    2002(2)                 9.44          0.13         (1.12)         (0.13)            --           8.32
    2001(2)(3)             13.75          0.17         (2.29)         (0.13)         (2.06)          9.44
    2000                   12.33          0.13          2.11          (0.14)         (0.68)         13.75
    1999(4)                12.37          0.07         (0.04)         (0.07)            --          12.33
Class C
    2003(9)          $      8.35   $      0.05   $      0.17    $     (0.05)   $        --    $      8.52
    2002(2)                 9.49          0.13         (1.12)         (0.13)            --           8.35
    2001(2)(6)              9.29            --          0.20             --             --           9.49
Class S
    2003(9)          $      8.39   $      0.07   $      0.17    $     (0.07)   $        --    $      8.56
    2002(2)                 9.50          0.20         (1.12)         (0.19)            --           8.39
    2001(2)(5)             11.27          0.18         (1.74)         (0.21)            --           9.50
Class Y
    2003(9)          $      8.40   $      0.09   $      0.17    $     (0.09)   $        --    $      8.57
    2002(2)                 9.53          0.23         (1.13)         (0.23)            --           8.40
    2001(2)(3)             13.87          0.16         (2.20)         (0.23)         (2.07)          9.53
    2000                   12.43          0.26          2.13          (0.26)         (0.69)         13.87
    1999                   12.32          0.24          0.49          (0.23)         (0.39)         12.43
    1998                   12.59          0.26          0.77          (0.27)         (1.03)         12.32
---------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class A
    2003(2)(9)       $      9.58   $      0.09   $      0.16    $     (0.09)   $        --    $      9.74
    2002(2)                12.13          0.16         (2.48)         (0.19)         (0.04)          9.58
    2001(2)                16.29          0.29         (0.74)         (0.32)         (3.39)         12.13
    2000                   15.94          0.28          1.45          (0.28)         (1.10)         16.29
    1999                   15.70          0.36          1.15          (0.37)         (0.90)         15.94
    1998                   15.69          0.41          0.86          (0.41)         (0.85)         15.70
Class B
    2003(2)(9)       $      9.52   $      0.05   $      0.16    $     (0.05)   $        --    $      9.68
    2002(2)                12.07          0.09         (2.49)         (0.11)         (0.04)          9.52
    2001(2)                16.24          0.18         (0.75)         (0.21)         (3.39)         12.07
    2000                   15.90          0.18          1.44          (0.18)         (1.10)         16.24
    1999                   15.65          0.24          1.16          (0.25)         (0.90)         15.90
    1998                   15.62          0.30          0.87          (0.29)         (0.85)         15.65
Class C
    2003(2)(9)       $      9.54   $      0.05   $      0.16    $     (0.05)   $        --    $      9.70
    2002(2)                12.09          0.10         (2.50)         (0.11)         (0.04)          9.54
    2001(2)                16.28          0.18         (0.76)         (0.22)         (3.39)         12.09
    2000                   15.93          0.19          1.44          (0.18)         (1.10)         16.28
    1999(7)                16.62          0.21         (0.70)         (0.20)            --          15.93
Class S(2)
    2003(9)          $      9.57   $      0.10   $      0.16    $     (0.09)   $        --    $      9.74
    2002                   12.12          0.15         (2.47)         (0.19)         (0.04)          9.57
    2001(6)                11.57          0.01          0.54             --             --          12.12
Class Y
    2003(2)(9)       $      9.63   $      0.10   $      0.17    $     (0.10)   $        --    $      9.80
    2002(2)                12.20          0.21         (2.52)         (0.22)         (0.04)          9.63
    2001(2)                16.37          0.33         (0.76)         (0.35)         (3.39)         12.20
    2000                   16.00          0.32          1.47          (0.32)         (1.10)         16.37
    1999                   15.74          0.40          1.17          (0.41)         (0.90)         16.00
    1998                   15.70          0.46          0.88          (0.45)         (0.85)         15.74
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                                                    RATIO OF    RATIO OF NET
                                                                 RATIO OF NET    EXPENSES TO      INVESTMENT
                                                      RATIO OF     INVESTMENT        AVERAGE          INCOME
                                      NET ASSETS   EXPENSES TO         INCOME     NET ASSETS  TO AVERAGE NET     PORTFOLIO
                           TOTAL          END OF       AVERAGE     TO AVERAGE     (EXCLUDING ASSETS (EXCLUD-      TURNOVER
                       RETURN(8)    PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)    ING WAIVERS)          RATE
--------------------------------------------------------------------------------------------------------------------------
BALANCED FUND (1)
Class A
    2003(9)                 2.94%    $    93,143          1.05%          1.85%          1.21%           1.69%           83%
    2002(2)                (9.90)         98,557          1.05           2.07           1.23            1.89            79
    2001(2)(3)            (17.03)        127,590          1.22           1.96           1.28            1.90            54
    2000                   19.46          54,380          1.22           1.66           1.28            1.60            79
    1999                    5.56          53,807          1.18           1.59           1.25            1.52            69
    1998                    8.60          59,657          1.00           1.91           1.24            1.67            56
Class B
    2003(9)                 2.58%    $    32,427          1.80%          1.10%          1.96%           0.94%           83%
    2002(2)               (10.64)         35,641          1.80           1.32           1.98            1.14            79
    2001(2)(3)            (17.64)         47,150          1.93           1.22           1.99            1.16            54
    2000                   18.77           2,243          1.97           0.91           2.03            0.85            79
    1999(4)                 0.25             630          1.97           0.87           2.03            0.81            69
Class C
    2003(9)                 2.48%    $     6,970          1.80%          1.10%          1.96%           0.94%           83%
    2002(2)               (10.77)          2,233          1.80           1.32           1.98            1.14            79
    2001(2)(6)              2.15           2,351          0.94           2.20           0.94            2.20            54
Class S
    2003(9)                 2.93%    $    23,099          1.05%          1.87%          1.21%           1.71%           83%
    2002(2)                (9.90)         36,194          1.05           2.07           1.23            1.89            79
    2001(2)(5)            (14.03)         39,527          1.22           1.94           1.28            1.88            54
Class Y
    2003(9)                 3.06%    $   344,910          0.80%          2.10%          0.96%           1.94%           83%
    2002(2)                (9.74)        290,288          0.80           2.32           0.98            2.14            79
    2001(2)(3)            (16.84)        375,983          0.97           2.21           1.04            2.14            54
    2000                   19.94         163,158          0.97           1.91           1.03            1.85            79
    1999                    5.87         180,737          0.93           1.84           1.00            1.77            69
    1998                    8.83         188,123          0.75           2.16           0.99            1.92            56
--------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND
Class A
    2003(2)(9)              2.70%    $   121,971          1.15%          1.83%          1.20%           1.78%           27%
    2002(2)               (19.51)        128,142          1.15           1.43           1.20            1.38            38
    2001(2)                (3.89)         24,557          1.00           1.97           1.15            1.82            33
    2000                   11.11          20,607          1.00           1.69           1.14            1.55            36
    1999                    9.74          18,970          1.00           2.01           1.13            1.88            35
    1998                    8.38          11,018          1.00           2.58           1.12            2.46            14
Class B
    2003(2)(9)              2.22%    $    17,755          1.90%          1.08%          1.95%           1.03%           27%
    2002(2)               (20.10)         18,699          1.90           0.80           1.95            0.75            38
    2001(2)                (4.64)         11,516          1.75           1.20           1.90            1.05            33
    2000                   10.35          10,366          1.75           0.95           1.89            0.81            36
    1999                    9.10          10,971          1.75           1.34           1.88            1.21            35
    1998                    7.77           8,570          1.75           1.81           1.87            1.69            14
Class C
    2003(2)(9)              2.24%    $    16,064          1.90%          1.08%          1.95%           1.03%           27%
    2002(2)               (20.08)         11,171          1.90           0.86           1.95            0.81            38
    2001(2)                (4.74)          8,028          1.75           1.20           1.90            1.05            33
    2000                   10.41           2,511          1.75           0.88           1.89            0.74            36
    1999(7)                (3.02)          1,700          1.76           0.65           1.88            0.53            35
Class S(2)
    2003(9)                 2.67%    $    15,015          1.15%          1.92%          1.20%           1.87%           27%
    2002                  (19.47)         36,522          1.15           1.34           1.20            1.29            38
    2001(6)                 4.75             328          1.23           4.08           1.42            3.89            33
Class Y
    2003(2)(9)              2.81%    $ 1,052,171          0.90%          2.05%          0.95%           2.00%           27%
    2002(2)               (19.30)        678,352          0.90           1.80           0.95            1.75            38
    2001(2)                (3.71)        267,361          0.75           2.21           0.90            2.06            33
    2000                   11.46         275,436          0.75           1.99           0.89            1.85            36
    1999                   10.10         350,775          0.75           2.38           0.88            2.25            35
    1998                    8.85         359,588          0.75           2.81           0.87            2.69            14
--------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.

(2)  Per share data calculated using average shares outstanding method.

(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

(4) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(5) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover. (6) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

(7) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.

(8) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

(9) For the six months ended March 31, 2003 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

NOTES TO FINANCIAL STATEMENTS March 31, 2003 (unaudited)

1.   ORGANIZATION

     The First American Real Estate Securities Fund, Technology Fund, International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Fund's board of directors to create additional funds in the future.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge, may be subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S shares have no sales charge and are offered only through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. As of March 31, 2003, Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, and Balanced Fund held fair value securities with a market value of $545,469, $0, $122,540, $0, $0, and $912,500, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, and Mid Cap Value Fund declare and pay income dividends monthly. Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Real Estate Securities Fund, and Technology Fund declare and pay income dividends quarterly. International Fund declares and pays income dividends annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly distributions of the Real Estate Securities Fund may be a return of capital. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, proceeds from securities litigation, foreign currency gains and losses, investments in limited partnerships and REITs, and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes.

     To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     The character of the distributions paid during the six months ended March 31, 2003 (estimated), and the fiscal year ended September 30, 2002, were as follows:

                                                               2003
                                          ORDINARY   LONG TERM      RETURN OF      TOTAL
     FUND                             INCOME (000)  GAIN (000)  CAPITAL (000)      (000)
     -----------------------------------------------------------------------------------
     Real Estate Securities Fund       $    4,053   $    3,971       $   --   $    8,024
     Technology Fund                           --           --           --           --
     International Fund                        --           --           --           --
     Small Cap Growth
       Opportunities Fund                      --           --           --           --
     Small Cap Select Fund                     --           --           --           --
     Small Cap Value Fund                     330           --           --          330
     Mid Cap Growth
       Opportunities Fund                      --           --           --           --
     Mid Cap Value Fund                     1,817           --           --        1,817
     Large Cap Growth
      Opportunities Fund                    2,254           --           --        2,254
     Large Cap Select Fund                     39           --           --           39
     Large Cap Value Fund                   7,991           --           --        7,991
     Balanced Fund                          5,025           --           --        5,025
     Equity Income Fund                    11,763           --           --       11,763
     -----------------------------------------------------------------------------------

                                                                2003
                                          ORDINARY    LONG TERM      RETURN OF     TOTAL
     FUND                             INCOME (000)   GAIN (000)  CAPITAL (000)     (000)
     -----------------------------------------------------------------------------------
     Real Estate Securities Fund       $    6,226     $     --   $      764   $    6,990
     Technology Fund                           --           --           --           --
     International Fund                        --           --           --           --
     Small Cap Growth
       Opportunities Fund                      --           --          457          457
     Small Cap Select Fund                     --       23,594            1       23,595
     Small Cap Value Fund                   8,013       59,831          140       67,984
     Mid Cap Growth
       Opportunities Fund                      --           --           --           --
     Mid Cap Value Fund                     2,813           --          792        3,605
     Large Cap Growth
      Opportunities Fund                      914           --           --          914
     Large Cap Value Fund                  11,417           --          284       11,701
     Balanced Fund                         12,401           --           --       12,401
     Equity Income Fund                    11,600           87           --       11,687
     -----------------------------------------------------------------------------------

     As of September 30, 2002, the Funds' most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were:

                                                                                       ACCUMULATED      UNREALIZED           TOTAL
                                    UNDISTRIBUTED       UNDISTRIBUTED                  CAPITAL AND    APPRECIATION    ACCUMULATING
                                         ORDINARY           LONG TERM    ACCUMULATED  POST-OCTOBER  (DEPRECIATION)        EARNINGS
FUND                                 INCOME (000) CAPITAL GAINS (000) EARNINGS (000)  LOSSES (000)           (000) (DEFICIT) (000)
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                 $  --           $  2,346       $  2,346     $       --      $    6,443    $     8,788
Technology Fund                                --                 --             --       (520,359)        (65,078)      (585,437)
International Fund                             --                 --             --       (266,158)       (154,737)      (420,895)
Small Cap Growth Opportunities Fund            --                 --             --        (20,476)        (60,914)       (81,390)
Small Cap Select Fund                          --                 --             --        (13,367)        (56,146)       (69,513)
Small Cap Value Fund                           --                 --             --         (3,857)          5,972          2,115
Mid Cap Growth Opportunities Fund              --                 --             --        (42,819)        (51,001)       (93,820)
Mid Cap Value Fund                             --                 --             --       (101,217)        (26,771)      (127,988)
Large Cap Growth Opportunities Fund           447                 --            447        (70,459)        (26,732)       (96,744)
Large Cap Value Fund                           --                 --             --        (71,168)       (181,144)      (252,312)
Balanced Fund                                  97                 --             97        (77,811)        (36,909)      (114,623)
Equity Income Fund                             98                 --             98        (47,216)        (90,932)      (138,050)
----------------------------------------------------------------------------------------------------------------------------------

     The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships and REITs.

     As of September 30, 2002, the Funds' most recently completed fiscal year end, the following Funds had capital loss carryforwards:

     FUND                                                                          AMOUNT (000)                EXPIRATION DATE
     -------------------------------------------------------------------------------------------------------------------------
     Real Estate Securities Fund                                                     $       --                             --
     Technology Fund                                                                    422,611                      2006-2010
     International Fund                                                                 196,516                      2007-2010
     Small Cap Growth Opportunities Fund                                                  5,509                           2009
     Small Cap Select Fund                                                               86,549                           2010
     Small Cap Value Fund                                                                   850                           2010
     Mid Cap Growth Opportunities Fund                                                  156,690                      2009-2010
     Mid Cap Value Fund                                                                 101,217                           2008
     Large Cap Growth Opportunities Fund                                                119,384                      2009-2010
     Large Cap Value Fund                                                                18,345                      2009-2010
     Balanced Fund                                                                       44,051                      2007-2010
     Equity Income Fund                                                                  22,409                      2008-2009
     -------------------------------------------------------------------------------------------------------------------------

     In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for Real Estate Securities, International, Balanced and Technology Funds in the amount of $1,603,857, $8,581,825, $11,267,633 and
     $1,523,641, respectively. The amount of capital loss carryforward for the Real Estate Securities Fund is subject to change because its tax year end is December 31.

     Certain Funds incurred a loss for tax purposes for November 1, 2001 to September 30, 2002. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2003. The following funds had deferred losses:

     FUND                                        AMOUNT (000)
     --------------------------------------------------------
     Real Estate Securities Fund                    $      --
     Technology Fund                                   97,746
     International Fund                                78,872
     Small Cap Growth Opportunities Fund               14,967
     Small Cap Select Fund                             85,600
     Small Cap Value Fund                               3,006
     Mid Cap Growth Opportunities Fund                 98,396
     Large Cap Growth Opportunities Fund              233,981
     Large Cap Value Fund                              52,823
     Balanced Fund                                     33,759
     Equity Income Fund                                24,807
     --------------------------------------------------------

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. At March 31, 2003, open long futures contracts for the Large Cap Select Fund and Balanced Fund, were as follows:

                                      MARKET VALUE                UNREALIZED
                        NUMBER OF       COVERED BY   SETTLEMENT  GAIN (LOSS)
     FUND               CONTRACTS  CONTRACTS (000)        MONTH        (000)
     -----------------------------------------------------------------------
     Large Cap Select
       S&P 500 Index            9         $  1,906    June - 03         $  7
     Balanced
       S&P 500 Index           35            7,411    June - 03           26
       Russell 2000 Index      12            2,187    June - 03          472

     FOREIGN CURRENCY TRANSLATION - The books and records of the International Fund are maintained in U.S. dollars on the following basis:

     - market value of investment securities, assets, and liabilities at the current rate of exchange; and

     - purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund does not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded because the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Funds' statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counter parties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at March 31, 2003.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are generally allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

     OPTIONS TRANSACTIONS - When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

     Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or their institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USBAM serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. For these services, the securities lending fees paid to USBAM from the Funds for the six months ended March 31, 2003, were as follows:

     FUND                                          AMOUNT (000)
     ----------------------------------------------------------
     Real Estate Securities Fund                          $   5
     Technology Fund                                         28
     International Fund                                      --
     Small Cap Growth Opportunities Fund                     19
     Small Cap Select Fund                                   26
     Small Cap Value Fund                                    21
     Mid Cap Growth Opportunities Fund                       50
     Mid Cap Value Fund                                      15
     Large Cap Growth Opportunities Fund                     37
     Large Cap Select Fund                                   --
     Large Cap Value Fund                                    52
     Balanced Fund                                           27
     Equity Income Fund                                      63
     ----------------------------------------------------------

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3.   FEES AND EXPENSES

     ADVISOR FEES - U.S. Bancorp Asset Management, Inc. ("USBAM"), serves as investment advisor to the Funds. Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each Fund is as follows:

     ---------------------------------------------------------------
     Real Estate Securities Fund                               0.70%
     Technology Fund                                           0.70%
     International Fund                                        1.10%
     Small Cap Growth Opportunities Fund                       1.40%
     Small Cap Select Fund                                     0.70%
     Small Cap Value Fund                                      0.70%
     Mid Cap Growth Opportunities Fund                         0.70%
     Mid Cap Value Fund                                        0.70%
     Large Cap Growth Opportunities Fund                       0.65%
     Large Cap Select Fund                                     0.65%
     Large Cap Value Fund                                      0.65%
     Balanced Fund                                             0.65%
     Equity Income Fund                                        0.65%
     ---------------------------------------------------------------

     Under the Agreement, the fee paid to USBAM by International Fund is based on the average daily net assets of the Fund equal to a rate of 1.10% of the average daily net assets up to $1.5 billion, 1.05% of the average daily net assets on the next $1 billion, and 1.00% of the average daily net assets in excess of $2.5 billion. Furthermore, the fees paid by Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are based on the average daily net assets of each Fund equal to a rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

     USBAM waived fees during the six-months ended March 31, 2003, so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in the money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses each FAIF Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments.

     SUB-ADVISOR FEES - Clay Finlay, Inc. serves as sub-advisor to the International Fund, and receives a fee, payable by USBAM. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.25% of the first $500 million of the Fund's average daily net assets, 0.10% of the average daily net assets in excess of $500 million.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC ("USBFS") (collectively the "Administrators"), serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide administrative services including various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services to the First American Family of Funds. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, each Fund pays the Administrators annual fees of $18,500 per class and additional per account fees for transfer agent services.

     For the six months ended March 31, 2003, administration and transfer agent fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows:

     FUND                                           AMOUNT (000)
     -----------------------------------------------------------
     Real Estate Securities Fund                        $    195
     Technology Fund                                         127
     International Fund                                    1,063
     Small Cap Growth Opportunities Fund                     385
     Small Cap Select Fund                                   899
     Small Cap Value Fund                                    550
     Mid Cap Growth Opportunities Fund                     1,253
     Mid Cap Value Fund                                      389
     Large Cap Growth Opportunities Fund                     861
     Large Cap Select Fund                                    10
     Large Cap Value Fund                                  1,383
     Balanced Fund                                           711
     Equity Income Fund                                    1,610
     -----------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as distributor for the Funds for the six-months ended March 31, 2003. Under the respective distribution agreement, the Funds paid Quasar a monthly distribution and/or shareholder servicing fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, and 1.00% of the Class C shares, which may be used by Quasar to provide compensation for sales support, distribution activities, and shareholder servicing activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Fund's Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under the agreements, the following amounts were retained by Quasar or paid to USBAM and its affiliates for the six months ended March 31, 2003:

     FUND                                           AMOUNT (000)
     -----------------------------------------------------------
     Real Estate Securities Fund                          $   14
     Technology Fund                                          42
     International Fund                                       72
     Small Cap Growth Opportunities Fund                      42
     Small Cap Select Fund                                    83
     Small Cap Value Fund                                     52
     Mid Cap Growth Opportunities Fund                       151
     Mid Cap Value Fund                                       30
     Large Cap Growth Opportunities Fund                      63
     Large Cap Select Fund                                    --
     Large Cap Value Fund                                    180
     Balanced Fund                                           221
     Equity Income Fund                                      264
     -----------------------------------------------------------

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2003, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                        CDSC AS A
                                             PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                 AMOUNT SUBJECT TO CHARGE
     ------------------------------------------------------------
         First                                           5.00%
         Second                                          5.00%
         Third                                           4.00%
         Fourth                                          3.00%
         Fifth                                           2.00%
         Sixth                                           1.00%
         Seventh                                           --
         Eighth                                            --
     ------------------------------------------------------------

     Class B shares will automatically convert to Class A shares 8 years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 18 months. The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2003, total front-end and contingent deferred sales charges retained by affiliates of USBAM for distributing the Funds' shares, were as follows:

     FUND                                           AMOUNT (000)
     -----------------------------------------------------------
     Real Estate Securities Fund                         $  27
     Technology Fund                                        36
     International Fund                                     38
     Small Cap Growth Opportunities Fund                    25
     Small Cap Select Fund                                  74
     Small Cap Value Fund                                   53
     Mid Cap Growth Opportunities Fund                      85
     Mid Cap Value Fund                                     33
     Large Cap Growth Opportunities Fund                    54
     Large Cap Select Fund                                  --
     Large Cap Value Fund                                   67
     Balanced Fund                                         118
     Equity Income Fund                                    181
     -----------------------------------------------------------

4.   CAPITAL SHARE TRANSACTIONS

     There are 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows:

                                                                                                    SMALL CAP GROWTH
                                            REAL ESTATE          TECHNOLOGY        INTERNATIONAL       OPPORTUNITIES
                                  SECURITIES FUND (000)          FUND (000)           FUND (000)          FUND (000)
--------------------------------------------------------------------------------------------------------------------
                                    10/01/02   10/01/01  10/01/02  10/01/01  10/01/02   10/01/01  10/01/02  10/01/01
                                          TO         TO        TO        TO        TO         TO        TO        TO
                                     3/31/03    9/30/02   3/31/03   9/30/02   3/31/03    9/30/02   3/31/03   9/30/02
--------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)           (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
Class A:
  Shares issued                          905      1,076       933     1,656     8,181     17,671       624     3,446
  Shares issued in lieu of
    cash distributions                    61         33        --        --        --         --        --         4
  Shares redeemed                       (464)      (166)   (1,114)   (2,138)   (8,877)   (19,832)     (887)   (2,893)
  Shares issued in connection with
    acquistion of Fund
    net assets                            --         --        --       167       347         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS               502        943      (181)     (315)     (349)    (2,161)     (263)      557
====================================================================================================================
Class B:
  Shares issued                           30         90       176       288        35        102        24       145
  Shares issued in lieu of
    cash distributions                     9          7        --        --        --         --        --        --
  Shares redeemed                        (38)       (39)     (357)     (758)     (164)      (299)      (41)      (55)
  Shares issued in connection with
    acquistion of Fund
    net assets                             --         --        --       599        39         --        --       --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                 1         58      (181)      129       (90)      (197)      (17)       90
====================================================================================================================
Class C:
  Shares issued                           63         76       117       197       180        283        15        28
  Shares issued in lieu of
    cash distributions                     4          1        --        --         --        --        --        --
  Shares redeemed                        (18)       (31)     (228)     (453)     (351)      (765)       (8)       (9)
  Shares issued in connection with
    acquistion of Fund
    net assets                            --         --        --        26        22         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                49         46      (111)     (230)     (149)      (482)        7        19
====================================================================================================================
Class S:
  Shares issued                          114         76       276       217       322        946        42        72
  Shares issued in lieu of
    cash distributions                     6          4        --        --        --         --        --        --
  Shares redeemed                        (93)       (15)     (197)     (188)     (945)      (523)      (20)      (45)
  Shares issued in connection with
    acquistion of Fund
    net assets                            --         --        --       401         6         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                27         65        79       430      (617)       423        22        27
====================================================================================================================
Class Y:
  Shares issued                        1,191      3,096     2,616     7,064    38,895     27,079     1,496     1,997
  Shares issued in lieu of
    cash distributions                   166         86        --        --        --         --        --        17
  Shares redeemed                       (836)    (1,752)   (4,288)   (8,911)  (16,609)   (27,326)   (2,128)   (2,748)
  Shares issued in connection with
    acquistion of Fund
    net assets                            --         --        --     2,708     6,391         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS               521      1,430    (1,672)      861    28,677       (247)     (632)     (734)
====================================================================================================================
NET INCREASE (DECREASE) IN
  CAPITAL SHARES                       1,100      2,542    (2,066)      875    27,472     (2,664)     (883)      (41)
====================================================================================================================

                                                                                 MID CAP GROWTH
                                              SMALL CAP           SMALL CAP       OPPORTUNITIES              MID CAP
                                      SELECT FUND (000)    VALUE FUND (000)          FUND (000)     VALUE FUND (000)
--------------------------------------------------------------------------------------------------------------------
                                    10/01/02   10/01/01  10/01/02  10/01/01  10/01/02   10/01/01  10/01/02  10/01/01
                                          TO         TO        TO        TO        TO         TO        TO        TO
                                     3/31/03    9/30/02   3/31/03   9/30/02   3/31/03    9/30/02   3/31/03   9/30/02
--------------------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)           (UNAUDITED)         (UNAUDITED)          (UNAUDITED)
Class A:
  Shares issued                          373      2,175       262     1,106       191        476       113       365
  Shares issued in lieu of
    cash distributions                    --         98        --       404        --         --         5         9
  Shares redeemed                       (513)      (579)     (350)   (1,654)     (265)      (536)      (98)     (378)
  Shares issued in connection with
    acquistion of Fund
    net assets                         1,906         --        --        --     1,985         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS             1,766      1,694       (88)     (144)    1,911        (60)       20        (4)
====================================================================================================================
Class B:
  Shares issued                           85        387        49       220        24         93        23       115
  Shares issued in lieu of
    cash distributions                    --         13        --       156        --         --         2         2
  Shares redeemed                        (51)      (112)     (125)     (217)      (16)       (22)     (123)     (157)
  Shares issued in connection with
    acquistion of Fund
    net assets                           357         --        --        --        95         --        --        --
-------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS               391        288       (76)      159       103         71       (98)      (40)
====================================================================================================================
Class C:
  Shares issued                          174        320        44       146       296         48        14        56
  Shares issued in lieu of
    cash distributions                    --         --        --        58        --         --         1         1
  Shares redeemed                        (56)       (29)     (143)     (104)      (51)        (5)      (46)      (56)
  Shares issued in connection with
    acquistion of Fund
    net assets                           367         --        --        --       128         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS               485        291       (99)      100       373         43       (31)        1
====================================================================================================================
Class S:
  Shares issued                          284        627        53        40       171        224        38         8
  Shares issued in lieu of
    cash distributions                    --         33        --        --         --        --        --        --
  Shares redeemed                       (270)      (255)       (5)       (3)      (85)       (55)      (12)       --
  Shares issued in connection with
    acquistion of Fund
    net assets                            46         --        --        --         7         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                60        405        48        37        93        169        26         8
====================================================================================================================
Class Y:
  Shares issued                       13,115     15,652     2,834     8,466     7,155      6,630     2,596     3,949
  Shares issued in lieu of
    cash distributions                    --      1,365        23     4,122        --         --        84       138
  Shares redeemed                     (5,322)    (4,156)   (3,734)  (12,422)   (4,263)    (3,074)   (3,106)   (5,778)
  Shares issued in connection with
    acquistion of Fund
    net assets                        16,348         --        --        --     5,734         --        --        --
  Shares issued in connection with
    acquisition of
    Common Trust Fund net assets      10,235         --        --        --     8,454         --        --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS            34,376     12,861      (877)      166    17,080      3,556      (426)   (1,691)
====================================================================================================================
NET INCREASE (DECREASE) IN
  CAPITAL SHARES                      37,078     15,539    (1,092)      318    19,560      3,779      (509)   (1,726)
====================================================================================================================

                                                                   LARGE CAP
                                                LARGE CAP GROWTH      SELECT               LARGE CAP              BALANCED
                                        OPPORTUNITIES FUND (000)  FUND (000)        VALUE FUND (000)            FUND (000)
--------------------------------------------------------------------------------------------------------------------------
                                             10/01/02   10/01/01 1/31/03 (1)     10/01/02   10/01/01    10/01/02  10/01/01
                                                   TO         TO          TO           TO         TO          TO        TO
                                              3/31/03    9/30/02     3/31/03      3/31/03    9/30/02     3/31/03   9/30/02
--------------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)            (UNAUDITED)  (UNAUDITED)            (UNAUDITED)
Class A:
  Shares issued                                   127       144            3          270        621         350       710
  Shares issued in lieu of
    cash distributions                              3         2           --           43         51          97       259
  Shares redeemed                                (200)     (264)          --         (810)    (1,851)     (1,308)   (2,634)
  Shares issued in connection with
    acquistion of Fund
    net assets                                  2,908        --           --           --      1,960          --        --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                      2,838      (118)           3         (497)       781        (861)   (1,665)
==========================================================================================================================
Class B:
  Shares issued                                    20        55            1           39        142         115       355
  Shares issued in lieu of
    cash distributions                             --        --           --            9          5          20        63
  Shares redeemed                                 (33)      (21)          --         (354)      (615)       (596)   (1,130)
  Shares issued in connection with
    acquistion of Fund
    net assets                                  1,803        --           --           --        729          --        --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                      1,790        34            1         (306)       261        (461)     (712)
==========================================================================================================================
Class C:
  Shares issued                                   118        41           --           56        151         702       112
  Shares issued in lieu of
    cash distributions                             --        --           --            2          1           4         4
  Shares redeemed                                 (25)      (16)          --         (135)      (202)       (155)      (97)
  Shares issued in connection with
    acquistion of Fund
    net assets                                    618        --           --           --          5          --        --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                        711        25           --          (77)       (45)        551        19
==========================================================================================================================
Class S:
  Shares issued                                   187       104           --          432        131         986     1,640
  Shares issued in lieu of
    cash distributions                              1        --           --           14          8          34        86
  Shares redeemed                                 (71)      (95)          --         (650)      (335)     (2,635)   (1,572)
  Shares issued in connection with
    acquistion of Fund
    net assets                                    460        --           --           --      2,086          --        --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                        577         9           --         (204)     1,890      (1,615)      154
==========================================================================================================================
Class Y:
  Shares issued                                 7,844     4,258        2,660        7,023      9,907      13,390     7,150
  Shares issued in lieu of
    cash distributions                             43        18            3          348        411         391       800
  Shares redeemed                              (7,755)   (3,925)          (3)      (9,144)   (32,111)     (8,075)  (12,860)
  Shares issued in connection with
    acquistion of Fund
    net assets                                 21,251        --           --           --     25,675          --        --
  Shares issued in connection with
    acquisition of
    Common Trust Fund net assets               12,677        --           --           --         --          --        --
--------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                     34,060       351        2,660       (1,773)     3,882       5,706    (4,910)
==========================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES      39,976       301        2,664       (2,857)     6,769       3,320    (7,114)
==========================================================================================================================

(1) Commencement of operation.

                                                                          EQUITY
                                                               INCOME FUND (000)
--------------------------------------------------------------------------------
                                                            10/01/02    10/01/01
                                                                  TO          TO
                                                             3/31/03     9/30/02
--------------------------------------------------------------------------------
                                                          (UNAUDITED)
Class A:
  Shares issued                                                   651      1,126
  Shares issued in lieu of cash distributions                     108         92
  Shares redeemed                                              (1,619)    (1,430)
  Shares issued in connection with acquistion of Fund
    net assets                                                     --     11,570
--------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                       (860)    11,358
================================================================================
Class B:
  Shares issued                                                   139        473
  Shares issued in lieu of cash distributions                       9         15
  Shares redeemed                                                (279)      (391)
  Shares issued in connection with acquistion of Fund
    net assets                                                     --        913
--------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                       (131)     1,010
================================================================================
Class C:
  Shares issued                                                   741        745
  Shares issued in lieu of cash distributions                       9         12
  Shares redeemed                                                (265)      (274)
  Shares issued in connection with acquistion of Fund
    net assets                                                     --         24
--------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                        485        507
================================================================================
Class S:
  Shares issued                                                   892        459
  Shares issued in lieu of cash distributions                      24         21
  Shares redeemed                                              (3,191)      (339)
  Shares issued in connection with acquistion of Fund
    net assets                                                     --      3,648
--------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                     (2,275)     3,789
================================================================================
Class Y:
  Shares issued                                                24,039     27,490
  Shares issued in lieu of cash distributions                     399        308
  Shares redeemed                                             (11,658)   (11,132)
  Shares issued in connection with acquistion of Fund
    net assets                                                     --     31,843
  Shares issued in connection with acquisition of
    Common Trust Fund net assets                               24,188         --
--------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                     36,968     48,509
================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                      34,187     65,173
================================================================================

5.   INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2003, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

     FUND                              PURCHASES (000)        SALES (000)
     --------------------------------------------------------------------
     Real Estate Securities Fund             $  79,349           $ 57,624
     Technology Fund                            49,955             54,726
     International Fund                        475,718            336,636
     Small Cap Growth Opportunities Fund       187,101            203,887
     Small Cap Select Fund                     559,984            505,060
     Small Cap Value Fund                       90,296             75,673
     Mid Cap Growth Opportunities Fund         664,992            615,730
     Mid Cap Value Fund                        137,117            139,532
     Large Cap Growth Opportunities Fund       431,948            411,985
     Large Cap Select Fund                      29,154              4,985
     Large Cap Value Fund                      473,847            508,370
     Balanced Fund                             438,240            409,151
     Equity Income Fund                        401,564            305,873
     --------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes at March 31, 2003, are as follows:

                                    AGGREGATE      AGGREGATE                     FEDERAL
                                        GROSS          GROSS                      INCOME
                                 APPRECIATION   DEPRECIATION                    TAX COST
     FUND                               (000)          (000)      NET (000)        (000)
     -----------------------------------------------------------------------------------
     Real Estate Securities Fund    $  11,500    $   (4,125)   $     7,375   $   142,425
     Technology Fund                    4,026       (40,968)       (36,942)      120,810
     International Fund                24,937      (137,729)      (112,792)      867,058
     Small Cap Growth
      Opportunities Fund               26,353       (54,121)       (27,768)      284,049
     Small Cap Select Fund             49,572       (95,913)       (46,341)      939,888
     Small Cap Value Fund              64,794       (71,286)        (6,492)      397,220
     Mid Cap Growth
      Opportunities Fund               78,661       (93,262)       (14,601)    1,152,548
     Mid Cap Value Fund                16,458       (23,325)        (6,867)      288,999
     Large Cap Growth
      Opportunities Fund               91,029      (184,918)       (93,889)    1,182,007
     Large Cap Select Fund                761          (676)            85        26,135
     Large Cap Value Fund              54,566      (120,326)       (56,760)    1,020,628
     Balanced Fund                     24,937       (42,105)       (17,168)      523,156
     Equity Income Fund                85,642      (216,120)      (130,478)    1,347,758
     -----------------------------------------------------------------------------------

     The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales and investments in limited partnerships and REITs.

6.   OPTIONS WRITTEN

     Transactions in options written for the six months ended March 31, 2003, were as follows:

                                                                    NUMBER OF          PREMIUM
CALL OPTIONS WRITTEN                                                CONTRACTS     AMOUNT (000)
----------------------------------------------------------------------------------------------
TECHNOLOGY FUND
  Balance at September 30, 2002                                           700         $     91
  Opened                                                                1,600              211
  Expired                                                                (450)             (70)
  Exercised
  Closed                                                               (1,850)            (232)
----------------------------------------------------------------------------------------------
  Balance at March 31, 2003
----------------------------------------------------------------------------------------------

7.   FUND MERGERS

     On March 13, 2003, shareholders of the Health Sciences Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Emerging Markets Fund, and Small Cap Growth Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger of (a) Health Sciences Fund and Large Cap Growth Fund into Large Cap Growth Opportunities Fund,
     (b) Mid Cap Growth Fund into Mid Cap Growth Opportunities Fund, (c) Emerging Markets Fund into International Fund, and (d) Small Cap Growth Fund into Small Cap Select Fund at the close of business March 14, 2003. Under the Agreement and Plan of Reorganization, Class A, Class B, Class C, Class S, and Class Y shares of each acquired Fund were exchanged for Class A, Class B, Class C, Class S, and Class Y shares, respectively, of the corresponding acquiring Fund.

     The following table illustrates the specifics of the mergers:

                                                                 ACQUIRED   SHARES ISSUED TO  ACQUIRING FUND    COMBINED
                                                                FUNDS NET    SHAREHOLDERS OF      NET ASSETS  NET ASSETS  TAX STATUS
ACQUIRED FUND                    ACQUIRING FUND              ASSETS (000) ACQUIRED FUND (000)          (000)       (000) OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
First American Health Sciences   First American Large Cap
                                   Growth Opportunities (1)  $  15,899(2)                          $ 548,575 $ 1,077,544 Non-taxable
  Class A                          Class A                                              240
  Class B                          Class B                                              138
  Class C                          Class C                                              139
  Class S                          Class S                                                5
  Class Y                          Class Y                                              300

First American Large Cap Growth                                513,070(3)                                 --          --          --
  Class A                          Class A                                            2,668
  Class B                          Class B                                            1,665
  Class C                          Class C                                              479
  Class S                          Class S                                              455
  Class Y                          Class Y                                           20,951

First American Mid Cap Growth    First American Mid Cap
                                   Growth Opportunities (1)    218,741(4)                            895,749   1,114,490 Non-taxable
  Class A                          Class A                                            1,985
  Class B                          Class B                                               95
  Class C                          Class C                                              128
  Class S                          Class S                                                7
  Class Y                          Class Y                                            5,734

First American Emerging Markets  First American
                                   International (1)            49,553(5)                            725,636     775,189 Non-taxable
  Class A                          Class A                                              347
  Class B                          Class B                                               39
  Class C                          Class C                                               22
  Class S                          Class S                                                6
  Class Y                          Class Y                                            6,391

First American Small Cap Growth  First American Small
                                   Cap Select (1)              210,865(6)                            656,515     867,380 Non-taxable
  Class A                          Class A                                            1,906
  Class B                          Class B                                              357
  Class C                          Class C                                              367
  Class S                          Class S                                               46
  Class Y                          Class Y                                           16,348

(1) Accounting Survivor

(2) Includes capital loss carryover of $315, unrealized depreciation of $2,164, and distributions in excess of net investment income of $53.

(3) Includes capital loss carryover of $80,206, unrealized depreciation of $94,007, and undistributed net investment income of $6.

(4) Includes capital loss carryover of $144,739, unrealized depreciation of $12,121, and distributions in excess of net investment income of $465.

(5) Includes capital loss carryover of $8,263, unrealized appreciation of $4,333, and distributions in excess of net investment income of $452.

(6) Includes capital loss carryover of $85,750, unrealized depreciation of $18,040, and distributions in excess of net investment income of $536.

     On November 22, 2002, the Equity Income and Small Cap Select Funds aquired substantially all of the assets of the Growth & Income and Emerging Growth Common Trust Funds (sponsored by U.S. Bank), respectively, in exchange for Class Y shares of the respective First American Funds. The following table illustrates the specifics of the mergers:

                                                             ACQUIRED    SHARES ISSUED TO   ACQUIRING FUND    COMBINED
                                                           FUND'S NET     SHAREHOLDERS OF       NET ASSETS  NET ASSETS   TAX STATUS
ACQUIRED FUND                    ACQUIRING FUND          ASSETS (000)  ACQUIRED FUND (000)           (000)       (000)  OF TRANSFER
-----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Common Trust     First American Equity
                                   Income (1)
  Class Y                          Class Y                  $ 259,049               24,188     $ 1,088,937 $ 1,347,986  Non-taxable

Emerging Growth C Common Trust   First American Small
                                   Cap Select (1)
  Class Y                          Class Y                    129,674               10,235         604,122     733,796  Non-taxable
------------------------------------------------------------------------------------------------------------------------------------

(1) Accounting Survivor

     On October 25, 2002, the Large Cap Growth Opportunities Fund acquired substantially all of the assets of the Equity Growth A and Common Stock
     (KS) Common Trust Funds (sponsored by U.S. Bank) and the Mid Cap Growth Opportunities Fund acquired substantially all of the assets of the Special Equity Growth B Common Trust Fund (sponsored by U.S. Bank), in each case in exchange for Class Y shares of the respective First American Fund. The following table illustrates the specifics of the mergers:

                                                              ACQUIRED    SHARES ISSUED TO   ACQUIRING FUND    COMBINED
                                                            FUND'S NET     SHAREHOLDERS OF       NET ASSETS  NET ASSETS   TAX STATUS
ACQUIRED FUND                  ACQUIRING FUND             ASSETS (000)  ACQUIRED FUND (000)           (000)       (000)  OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Equity Growth A Common Trust   First American Large Cap
                                 Growth Opportunities (1)    $ 258,080                            $ 374,478   $ 648,179  Non-taxable
  Class Y                        Class Y                                             11,944

Common Stock (KS) Common Trust                                  15,621                                   --          --           --
  Class Y                        Class Y                                                733

Special Equity Growth B        First American Mid Cap
  Common Trust                   Growth Opportunities (1)      245,348                              611,311     856,659  Non-taxable
  Class Y                        Class Y                                              8,454
------------------------------------------------------------------------------------------------------------------------------------

(1) Accounting Survivor

     On May 14, 2002, shareholders of the Capital Growth Fund, Relative Value Fund, Growth & Income Fund, and Science & Technology Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger into the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, and Technology Fund, respectively at the close of business May 17, 2002. Under the Agreement and Plan of Reorganization, Class A, Class B, Class C, Class S, and Class Y shares of the Capital Growth Fund, Relative Value Fund, Growth & Income Fund, and Science & Technology Fund were exchanged for Class A, Class B, Class C, Class S, and Class Y shares, respectively, of the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, and Technology Fund on a tax-free basis. The following table illustrates the specifics of the mergers:

                                                                 ACQUIRED   SHARES ISSUED TO ACQUIRING FUND    COMBINED
                                                               FUND'S NET    SHAREHOLDERS OF     NET ASSETS  NET ASSETS   TAX STATUS
ACQUIRED FUND                    ACQUIRING FUND              ASSETS (000) ACQUIRED FUND (000)         (000)       (000)  OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
First American Capital           First American Large Cap
  Growth (1)                       Growth                    $ 211,365 (2)                        $ 606,639  $  818,004  Non-taxable
  Class A                          Class A                                            7,834
  Class B                          Class B                                            1,852
  Class C                          Class C                                            1,516
  Class S                          Class S                                               16
  Class Y                          Class Y                                           52,493

First American Relative Value    First American Large Cap
                                   Value (1)                   526,014 (5)                          967,283   1,493,297  Non-taxable
  Class A                          Class A                                            1,960
  Class B                          Class B                                              729
  Class C                          Class C                                                5
  Class S                          Class S                                            2,086
  Class Y                          Class Y                                           25,675

First American Growth & Income   First American Equity
                                   Income (1)                  613,957 (3)                          521,078   1,135,035  Non-taxable
  Class A                          Class A                                           11,570
  Class B                          Class B                                              913
  Class C                          Class C                                               24
  Class S                          Class S                                            3,648
  Class Y                          Class Y                                           31,843

First American Science &         First American
  Technology                       Technology (1)               30,411 (4)                          134,706     165,117  Non-taxable
  Class A                          Class A                                              167
  Class B                          Class B                                              599
  Class C                          Class C                                               26
  Class S                          Class S                                              401
  Class Y                          Class Y                                            2,708
------------------------------------------------------------------------------------------------------------------------------------

(1)  Accounting survivor

(2) Includes capital loss carryover and tax losses deferred due to wash sales of $147,379, unrealized depreciation of $30,566.

(3) Includes capital loss carryover and tax losses deferred due to wash sales of $23,817, unrealized appreciation of $70,265.

(4) Includes capital loss carryover and tax losses deferred due to wash sales of $73,530, unrealized depreciation of $769.

(5)  Includes unrealized appreciation of $134,158.

Board of Directors First American Investment Funds, Inc.

ROGER GIBSON
Director of First American Investment Funds, Inc.
Vice President, Cargo-United Airlines

LEONARD KEDROWSKI
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of First American Investment Funds, Inc.
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of First American Investment Funds, Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of First American Investment Funds, Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of First American Investment Funds, Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

[FIRST AMERICAN FUNDS(TM) LOGO]

DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This material must be preceded or accompanied by a current prospectus, which contains more complete information about First American Funds, including risks, fees, and expenses. Please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit firstamericanfunds.com for additional information about First American Funds.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Funds Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

2052-03       5/2003     SAR-STOCK

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. - N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

     (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

     (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

     (e)(2) Disclose the percentage of services described in each of paragraphs
          (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8 -- Reserved

Item 9(a)- Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)-- Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. N/A

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
        Thomas S. Schreier, Jr.
        President

Date: May ____, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Thomas S. Schreier, Jr.
    ----------------------------
        Thomas S. Schreier, Jr.
        President

Date:  May ____, 2003

By  /s/ Robert H. Nelson
    ---------------------
        Robert H. Nelson
        Treasurer

Date:  May ____, 2003